As filed with the SEC on April 29, 2013
Registration No. 33-54926
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 25 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 74 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
100 Salem Street
Smithfield, Rhode Island 02917
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
CYRUS TARAPOREVALA
President
Fidelity Investments Life Insurance Company
100 Salem Street
Smithfield, Rhode Island 02917
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, the Registrant has registered an indefinite number of securities.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2013 pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

Fidelity Income Advantage®

Introduction

This prospectus describes a single premium variable income annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", the "Company", "FILI," "we," or "us"), the insurance company that is part of the group of financial service companies known as Fidelity Investments.

There are two types of Contracts. You may purchase:

(1) a "Non-qualified Contract" with money from any source; and

(2) a "Qualified Contract" that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

The Contract provides you (the "Annuitant") with the opportunity to receive annuity income for life at regular intervals (the "Annuity Income Dates"). You choose the first Annuity Income Date, which may be up to one year from the day we issue the Contract (the "Contract Date"), and whether you want the Annuity Income Dates to be monthly, quarterly, semi-annual, or annual. Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the "Joint Annuitant").

You may choose a guaranteed minimum number of years of annuity income. Or, if you have a Qualified Contract, you may choose a Contract which permits you to withdraw part or all of the Withdrawal Value of your Contract. Withdrawals are only available for allocations to variable annuity income. Withdrawals may result in a reduction or elimination of future annuity income. A Contract with a Withdrawal Option will provide slightly less annuity income than an otherwise identical Contract that does not permit withdrawals.

You purchase a Contract with a single payment (the "Purchase Payment"). You may not make additional purchase payments. The minimum Purchase Payment for a Contract is generally $25,000.

For a Non-qualified Contract, the portion of annuity income that is considered a return of the Purchase Payment will generally be non-taxable, and the portion of annuity income that is considered a distribution of earnings will generally be taxable. For Qualified Contracts, the entire amount of annuity income each year will generally be taxable unless your Purchase Payment includes after-tax contributions. For a more detailed discussion of the tax treatment of annuity income, see Tax Considerations on page (Click Here).

Investment Options

You allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two. If you allocate all or a portion to variable annuity income, you may choose one or more of the available Subaccounts of the Fidelity Investments Variable Annuity Account I (the "Variable Account"). Amounts allocated to the Subaccounts will result in annuity income that varies in amount according to the investment results of the Subaccounts. We may add additional Investment Options in the future.

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Growth Stock, Fidelity VIP Growth Strategies, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, Fidelity VIP Value Leaders, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%.

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Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Fund, Templeton Global Bond Securities Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Tactical Asset Allocation Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT CommodityRealReturn® Strategy Portfolio, PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

Legal Information

This prospectus provides information that you should know before purchasing a Contract. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2013. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling FILI at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 25.

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the investment options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS LIFE

Nationally 1-800-544-2442

Date: April 30, 2013

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Prospectus Contents

Glossary	(Click Here)
Summary of the Contract	(Click Here)
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	(Click Here)
The Variable Account	(Click Here)
Financial Statements	(Click Here)
The Funds	(Click Here)
Facts About the Contract
Purchase of a Contract	(Click Here)
Free Look Privilege	(Click Here)
Investment Allocation of Your Purchase Payment	(Click Here)
Trading Among Variable Subaccounts	(Click Here)
Charges	(Click Here)
Certain Funds Impose a Short-Term Redemption Fee	(Click Here)
Annuity Income Dates	(Click Here)
Signature Guarantee or Customer Authentication	(Click Here)
Death Benefit	(Click Here)
Fixed, Variable or Combination Annuity Income	(Click Here)
Benchmark Rate of Return	(Click Here)
Types of Annuity Income Options	(Click Here)
Annuity Income Including Withdrawal Options	(Click Here)
Guarantee Period	(Click Here)
Withdrawal Provisions	(Click Here)
Reports	(Click Here)
More About the Contract
Tax Considerations	(Click Here)
Other Contract Provisions
Selling the Contracts	(Click Here)
Postponement of Benefits	(Click Here)
More About the Variable Account and the Funds
Changes in Investment Options	(Click Here)
Total Return for a Subaccount	(Click Here)
Voting Rights	(Click Here)
Resolving Material Conflicts	(Click Here)
Litigation	(Click Here)
Table of Contents of the Statement of Additional Information	(Click Here)

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Glossary

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Option, either you or the Joint Annuitant must be no more than 72 years old. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit - A unit of measure used to calculate the amount of variable annuity income.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract and the following description assumes you make no withdrawals.

The estimated first annuity income amount is calculated assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return (performance after all expenses) of the Investment Options you choose matches the benchmark, annuity income will stay constant. If the Total Return exceeds the benchmark, annuity income will increase. If the Total Return falls below the benchmark, annuity income will decrease.

If you choose a higher benchmark, annuity income will start at a higher amount but you will need better investment performance in order to keep annuity income from declining.

You will be able to choose a Benchmark Rate of Return of 3.5% or 5.0%. We may make other rates available, as permitted by state law.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Funds - Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Other Funds available in the Contract.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

Investment Options - The Subaccounts, each of which is a division of the Variable Account.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant's lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of an Investment Option from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Investment Option for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Investment Option during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

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Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of an Investment Option, after all expenses.

Trading among Variable Subaccounts - Transfers of amounts among the Investment Options.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

Withdrawal (Liquidity) Period - Period of time you can take money out of your annuity. The initial Withdrawal Period will be equal to the life expectancy of the Annuitant(s). The life expectancy is in whole numbers and is determined to be a period not in excess of that permitted by IRS guidelines. If no withdrawals are made from your annuity, the Withdrawal Period will operate as a Guarantee Period. The length of the Withdrawal Period may shorten if a withdrawal is made after the fifth anniversary of your Contract's first Annuity Income Date. Withdrawals are only available for allocations to variable annuity income.

Withdrawal Value - The total amount you can take out of your annuity during the Withdrawal Period is known as your Withdrawal Value. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

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Summary of the Contract

Purpose

This variable annuity contract provides periodic annuity income for your life, or for your life and the life of a Joint Annuitant unless you choose to surrender the Contract, if allowed. You may select from a number of annuity income options. You may also choose a guaranteed minimum number of years of annuity income or, if you have a Qualified Contract, you may choose a Withdrawal option. See Types of Annuity Income Options on page 12 and Annuity Income Including Withdrawal Options on page 13. You may choose annuity income that is entirely fixed, entirely variable, or a combination of fixed and variable. See Fixed, Variable or Combination Annuity Income on page 13.

Annuity Income

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you choose an option that provides for such a guarantee.

Under the Contract, we will distribute lifetime annuity income to you, or to you and the Joint Annuitant. The federal income tax laws have a special requirement for Qualified Contracts that have a Joint Annuitant. For these Contracts, during your lifetime annuity income can be payable only to you.

You are an Owner of the Contract. The Joint Annuitant will also be an Owner if so named on the application, except that for Qualified Contracts you must be the only Owner.

Purchase of Contract

You purchase the Contract with a single Purchase Payment. The minimum Purchase Payment is generally $25,000. FILI reserves the right to reject Purchase Payments in excess of limits it establishes from time to time.

There are two types of Contracts. You may purchase a Non-qualified Contract with money from any source. In addition, you may purchase a Qualified Contract that is an Individual Retirement Annuity with a contribution rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA may be purchased only with a contribution rolled over from another Roth IRA.

Investment Options

You allocate your Purchase Payment between variable and fixed annuity income on your application. This allocation may not be changed. The amount of variable annuity income will fluctuate from one Annuity Income Date to the next according to the investment results of the Investment Options you select. You may direct your money to one or more of the fifty-two variable Subaccounts or the Fixed Account option.

Free Look Period

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. See Free Look Privilege on page 6. In some instances your Purchase Payment may be placed in the Money Market Investment Option for only part of the free look period. You may currently reallocate among the Investment Options at any time after the end of the free look period and sometimes sooner for replacement sales.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND. If neither you nor the Joint Annuitant survives to the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries. See Death Benefit on page 11.

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Important

We intend this summary to provide only an overview of the more significant aspects of the Contract. You will find more detailed information in the rest of this prospectus and in the Contract. The Contract constitutes the entire agreement between you and FILI and should be retained.

FEE TABLE

The following items describe the fees and expenses that you will pay while owning the contract.

Contract Owner Transaction Expenses	None
Annual Maintenance Fee	None
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Charge	0.75%
Daily Administrative Charge	0.25%
Total Separate Account Annual Fees	1.00%

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees and other expenses)	0.10%	1.73%

Certain Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 10.

Facts About Fidelity Investments Life, the Variable Account, and the Funds

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. FILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. FILI is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. FILI's financial statements appear in the Statement of Additional Information ("SAI"). Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I was established as a separate investment account on July 22, 1987. It supports the Contracts and other forms of variable annuity contracts, and may be used for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Financial statements for the Variable Account are in the SAI.

We own the assets in the Variable Account. The assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, as required by law. The assets of the Variable Account may not be charged with liabilities from any other business we conduct. All income, gains and losses concerning assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to other income, gains or losses of FILI. Assets are maintained in the Variable Account at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. FILI is obligated to provide all benefits under the Contracts.

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FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-two Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Seeks reasonable income while also considering capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers®, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Growth Stock Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Leaders Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund*	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Tactical Asset Allocation Portfolio	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
* Formerly known as Invesco Van Kampen V.I. Global Value Equity Fund. VIT refers to Variable Insurance Trust

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442 or visiting Fidelity.com.

Funds' Availability to Separate Accounts

Shares of the Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Funds available to such other separate accounts, see Resolving Material Conflicts on page 23.

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Facts About the Contract

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained approval. Two types of Contracts are available. You may purchase: (1) a Non-qualified Contract using money from any source; and (2) a Qualified Contract with money rolled over from a qualified retirement plan such as a 401(a) or 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA.

• The minimum Purchase Payment for a Contract is generally $25,000.

• You may purchase a Qualified Contract that is an Individual Retirement Annuity only with a "rollover" (including a direct trustee-to-trustee transfer, where permitted) of funds from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan or a governmental 457(b) plan, or an IRA. You may purchase a Qualified Contract that is a Roth IRA only with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of funds from another Roth IRA.

• You must be the Annuitant and the Owner of the Contract. If, in addition to you, another person is named as an Owner, that person must be the Joint Annuitant.

• However, if you purchase the Contract as a Qualified Contract you must be the sole Owner of the Contract.

• Generally, for all Contracts either you or the Joint Annuitant must be no more than 85 years old. To choose the Withdrawal Option either you or the Joint Annuitant must be no more than 72 years old.

• Application and Initial Purchase Payment

When we receive your properly completed application, we will apply your payment to the purchase of a Contract within two Valuation Periods after receipt at the Annuity Service Center. We will consider your application properly completed as soon as:

(1) you have provided all the information requested on the application form, including your choice of annuity income option;

(2) we have received adequate proof of your date of birth (and the date of birth of the Joint Annuitant, if any); and

(3) we receive the entire amount of your Purchase Payment.

The date we credit the payment and issue your Contract is called the Contract Date. If your application is incomplete, we will request the information necessary to complete the application. If you do not furnish the information within five business days of the time we receive your application, we will return your payment unless we obtain your specific permission to keep it until you complete the application.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

FREE LOOK PRIVILEGE

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. In accordance with applicable federal and state laws, we will promptly refund either (1) your Purchase Payment (without interest), or (2) the amount of your Purchase Payment plus or minus the investment performance of your Contract. We will also make an adjustment for the amount of any annuity income we paid before we received the Contract. This provision may vary by state where required by applicable state insurance law. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

For most Contracts (other than replacements), we estimate the free look right to be in existence for 15 calendar days after the Contract is mailed to you. If your free look period ends on a non-business day, the next business day will be used.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENT

During part or all of your free look period, your entire Purchase Payment (less any deduction for taxes) will be allocated to the Money Market Investment Option. If the free look period for your Contract is 15 days or less, you will be entirely invested in the Money Market Investment Option for the entire free look period. If the free look period for your Contract is longer than 15 days, you will be entirely invested in the Money Market Investment Option for either 15 days or the length of time that applicable law requires that we return at least the amount of your Purchase Payment, whichever is longer. On the first business day after the end of the applicable period your Contract will be entirely invested in the Investment Options that are in accordance with your most recent allocation instructions.

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At least 10% of the variable portion of your Purchase Payment must be allocated to each Investment Option you select. If your instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than six per calendar year. We may also require you to submit your exchange instructions by mail.

You tell us the percentage you want for your new allocation in each Investment Option. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Investment Options by writing or telephoning the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

FILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time. You may make up to a combined total of eighteen telephone/Internet exchanges per calendar year. All exchanges made on the same day count as one exchange. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

  Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

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As outlined below, FILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds' prospectuses for specific information about the funds' short-term trading policies and risks.

  FILI Policies Regarding Frequent Trading

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in Other Funds - may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

  Frequent Trading Monitoring and Restriction Procedures

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions. FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Annuity payments will not count toward an Investment Option's roundtrip limits;

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(3) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

When you exchange among the variable Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Investment Option you exchange from is not liquid.

  Important

The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

CHARGES

The following are all the charges we make under the Contract.

1. Premium Taxes. Some states charge a "premium tax" based on the amount of your Purchase Payment. State premium taxes range from 0% to 3.5%. In addition, some counties, cities or towns may charge additional premium taxes. If you reside in a place where premium taxes apply, we will deduct any amount needed to provide for the applicable premium taxes from your Purchase Payment. We will allocate the remainder of your Purchase Payment to the Investment Options and/or apply it to the purchase of fixed annuity income.

2. Administrative Charges. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports. These expenses are covered by a daily administrative charge.

Each day, a deduction is made from the assets of the Investment Options at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Investment Option at an effective annual rate of 0.75%.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. FILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts. This charge does not affect the amount of fixed annuity income.

4. Expenses of the Funds. The Funds are charged management fees and incur operating expenses. The effect of these fees and expenses is reflected in the performance of the Investment Options. See the prospectuses for the Funds for a description of the Funds' fees and expenses.

5. Other Taxes. FILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See FILI's Tax Status on page 20.

The Company or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisers or their affiliates. These payments are not contract charges, and do not increase the fund or contract charges described in this section or in the Fee Table.

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CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Thirteen Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Fund, not by FILI, and are part of the Fund's assets. The thirteen Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP International Capital Appreciation Portfolio, Fidelity VIP Materials Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Telecommunications Portfolio and Fidelity VIP Utilities Portfolio.

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you reallocate variable annuity income from that Subaccount to another Subaccount, or when you make a withdrawal from a Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions.

Here are four examples to help you understand the application of the fee. The first two show the effect on Withdrawal Value, the last two show the effect on variable annuity income.

Example 1: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you make a full withdrawal of your Withdrawal Value. Your Withdrawal Value immediately before the full withdrawal is $50,000.

The fee applies to the entire amount withdrawn. The fee is $500 (1% of $50,000).

Example 2: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 your Withdrawal Value in the Subaccount is $50,000, and you withdraw 80% of your Withdrawal Value from that Subaccount. Immediately before the redemption your Withdrawal Value in the Subaccount attributable to your original allocation is $30,000 and the Withdrawal Value in the Subaccount attributable to your subsequent allocation is $20,000.

The first step is to determine how much of your Withdrawal Value is subject to the fee. You withdrew $40,000 of Withdrawal Value (80% of the total Withdrawal Value of $50,000). Using the first in, first out rule, all $30,000 of Withdrawal Value that relates to your original allocation is redeemed, and $10,000 of your subsequent allocation is redeemed. The $30,000 of Withdrawal Value associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $10,000 of the Withdrawal Value attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days. Since the Withdrawal Value in the Subaccount subject to the fee has a value of $10,000 at the time of the partial withdrawal, the redemption fee is $100 (1% of $10,000).

Example 3: On Day One, you allocate all of your variable annuity income to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58 you change your entire allocation of variable annuity income to another Subaccount. The value of your periodic annuity income in the first Subaccount immediately before the reallocation is $500.

The fee applies to the entire amount reallocated. Your variable annuity income is reduced by $5 (1% of $500).

Example 4: On Day One, you allocate half of your Purchase Payment to a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you allocate the remainder of your variable annuity income to the same Subaccount. On Day 65 the value of your annuity income in the Subaccount is $500, and you reallocate 80% of your variable annuity income to another Subaccount. Immediately before the redemption $300 of your variable annuity income from the Subaccount comes from your original allocation and $200 from your subsequent allocation.

The first step is to determine how much of your variable annuity income is subject to the fee. You reallocated $400 of variable annuity income (80% of the $500). Using the first in, first out rule, all $300 of variable annuity income that related to your original allocation is exchanged, and $100 of variable annuity income from your subsequent allocation is exchanged. The $300 of income associated with your original allocation is not subject to the redemption fee because the original allocation has been maintained in the Subaccount for 60 days or longer, but the $100 of income attributable to your subsequent allocation is subject to the fee because it has been maintained in the Subaccount for less than 60 days.

Since the income in the Subaccount subject to the fee has a value of $100 at the time of the subsequent reallocation, the variable annuity income is reduced by $1 (1% of $100).

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ANNUITY INCOME DATES

We calculate the amount of your annuity income on each Annuity Income Date. You select the first Annuity Income Date when you purchase the Contract. The first Annuity Income Date may be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates will be on the same day of the month as the first Annuity Income Date. The first Annuity Income Date may be up to one year after the Contract Date. The first Annuity Income Date generally may not be earlier than 30 days after the Contract Date.

On the application, you choose the frequency of annuity income. You can choose monthly, quarterly, semi-annual, or annual annuity income.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Investment Options at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of Account Ownership

2. Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

DEATH BENEFIT

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

FIXED, VARIABLE OR COMBINATION ANNUITY INCOME

At the time of purchase, you allocate your Purchase Payment between fixed and variable annuity income. You may choose all fixed annuity income, all variable annuity income, or a combination of the two.

• Fixed Annuity Income. Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocate all of your Purchase Payment to fixed annuity income, FILI will guarantee a specific amount of fixed annuity income that will be the same on each Annuity Income Date, except as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

• Variable Annuity Income. Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Investment Options after the free look period.

All references to annuity income and the guaranteed duration of annuity income provided by Fidelity Income Advantage are subject to the limitation stated on page 1 of the prospectus: "We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income." Variable annuity income is subject to the investment results of the subaccounts and may increase or decrease. Variable annuity income will end in the unlikely event that the value of every security held in the subaccounts in which you are invested is reduced to zero.

If you choose all variable annuity income, all of your annuity income will vary according to the investment experience of the Investment Options. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

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Any portion of your Purchase Payment allocated to variable annuity income will initially purchase Free Look Units. FILI will determine the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you choose; (c) the frequency of Annuity Income Dates you choose; (d) the first Annuity Income Date you choose; (e) the Benchmark Rate of Return you choose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflects the investment performance of the Money Market Investment Option.

On the date the free look period ends, FILI will exchange Free Look Units for Annuity Income Units in the Investment Options you select. The total dollar value of the Annuity Income Units will be the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Investment Option under a single life Contract will not change unless you reallocate among the Investment Options. If you choose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

FILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Investment Option. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Investment Option. The amount of variable annuity income on the Annuity Income Date will be the sum of annuity income amounts for each Investment Option.

We will generally transmit each annuity income payment on the first business day after the Annuity Income Date. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

• Combination of Fixed and Variable Annuity Income. If you choose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Investment Options. We will guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options 3 and 4 under Types of Annuity Income Options on page 12.

BENCHMARK RATE OF RETURN

When you purchase a Contract, we calculate an estimated first annuity income amount, assuming that the Investment Options will earn the Benchmark Rate of Return you choose. If the annualized Total Return of the Investment Options is greater than the Benchmark Rate of Return between the Contract Date and the first Annuity Income Date, assuming you do not make any withdrawals, the first annuity income amount will be higher than the estimate. If it is less, the first annuity income amount will be lower than the estimate.

Assuming you do not make any withdrawals, income will increase from one Annuity Income Date to the next if the annualized Total Return during that time is greater than the Benchmark Rate of Return you choose, and will decrease if the annualized Total Return is less than the Benchmark Rate of Return.

TYPES OF ANNUITY INCOME OPTIONS

At the time of purchase, you have a choice among a number of annuity income options. You also choose whether you want a minimum guaranteed number of years of annuity income. For any income option, you may choose to receive annuity income monthly, quarterly, semi-annually, or annually. Once you make these choices, they cannot be changed. The options FILI currently offers are described below. Other annuity income options may be made available. The federal income tax laws may limit your annuity income options where the Contract is used as a Qualified Contract.

1. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

2. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

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3. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option 2 above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. You indicate on your application whether annuity income to the survivor is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive.

4. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option 3 above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In case you are the first to die, you indicate on your application whether annuity income to the Joint Annuitant is reduced to two-thirds, or one-half, of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option 2 but not as much annuity income as Option 3.

For Options 2, 3 and 4, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

ANNUITY INCOME INCLUDING WITHDRAWAL OPTIONS

If you have a Qualified Contract, you may elect the following options only if a portion or all of your purchase payment is allocated to the Variable Account. Withdrawals are not available for any allocations to fixed income. The withdrawal option feature may not be available in your state.

Single Life Annuity with Withdrawal Option. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Option. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner's spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

GUARANTEE PERIOD

On your application, you may choose a guaranteed number of years of annuity income beginning with the first Annuity Income Date. You may choose a number of years from five (5) to forty-five (45). You may choose a Guarantee Period for annuity income Options 1 through 4. If you choose an income option with a Withdrawal Option, you cannot also choose a Guarantee Period. If neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will go to your Beneficiary or Beneficiaries. For Options 3 and 4 above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. If you choose to have a Guarantee Period, the amount of annuity income on each Annuity Income Date will be lower than if you had not chosen the guarantee.

If (a) you choose Option 2, 3 or 4 with a Guarantee Period, (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner's spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

  Annuity Income to Beneficiary. If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.
  Lump Sum Payment. A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary's estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

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Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day FILI receives due proof of the Beneficiary's death or the Beneficiary's election at the Annuity Service Center.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that FILI used in determining the annuity income on the first Annuity Income Date.

If FILI believes that the first annuity income amount due to any Beneficiary will be less than $50, FILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

WITHDRAWAL PROVISIONS

If you have purchased a Qualified Contract with a withdrawal option, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

You cannot purchase a Qualified Contract with a withdrawal option if your Contract provides only fixed annuity income. Also, you can not elect a withdrawal option if you purchase a Non-qualified Contract.

The amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals

All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

Withdrawal Value

The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, see Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issue your contract, the total of Part A and Part B equals your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

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The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period

When you purchase your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e. variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Comparing Withdrawal Period to Guarantee Period

You may compare a Contract with a Withdrawal Period to one that provides a Guarantee Period.

Under a Contract with a Withdrawal Period, variable annuity income is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer.

Under a Contract with a Guarantee Period, all annuity income (fixed and variable) is guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Guarantee Period, whichever is longer.

Under a Contract with a Withdrawal Period, a withdrawal may cause the Withdrawal Period to shorten or end.

Under a Contract with a Guarantee Period, withdrawals are not possible, and the date on which the Guarantee Period will end will not change after the Contract is issued.

Effect of Withdrawals

Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

  Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

  Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract's first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period.

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  Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

  Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract's first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Investment Options in which the Contract is then invested in the same proportion as the value in each Investment Option bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables.

REPORTS

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each variable Investment Option, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Investment Options. If you choose the Withdrawal option, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

We will also send you semiannual reports containing financial statements for the Funds, and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940. Contract owners have access to their contract information online at Fidelity.com.

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More About the Contract

TAX CONSIDERATIONS

Treatment of Distributions

Taxation of Distributions. Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract's "Liquidity Value" during the "Liquidity Period." It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the "exclusion amount."

In the case of a variable annuity income distribution, the exclusion amount is generally the "investment in the contract" allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the "expected return" under the fixed annuity income distributions. For Qualified Contracts, the investment in the Contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

Penalty Tax. Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the penalty tax generally does not apply to distributions under a Non-qualified Contract that are made (1) on or after the taxpayer attains age 59 1/2; (2) as part of a series of "substantially equal periodic payments" over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (3) under an "immediate annuity" (as that term is defined in the tax law); or (4) in certain other situations.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting. FILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, FILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

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Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity." The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and "qualified distributions" (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract's minimum Purchase Payment is greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract may be purchased only in connection with a "rollover" (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity may be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, or a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA may be purchased only in connection with a "qualified rollover contribution" (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA, i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract may not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a guaranteed period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a minimum required distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax adviser before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any "qualified distribution" is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract may not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that such distributions, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

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Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner's death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract's annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) FILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner. In certain circumstances, if an Owner were a "non-natural" person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to "non-natural" persons.

Diversification Requirements. For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be "adequately diversified." The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although FILI does not control the investments of the Funds, FILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered "adequately diversified."

Ownership Treatment. In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners' gross income.

The Internal Revenue Service (the "Service") has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Investment Options to which to allocate the Purchase Payment, and may be able to transfer among Investment Options more frequently than in such rulings. These differences could result in the Owner being treated as the Owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner's income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements. To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

  Important. This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that FILI will be treated as the Owner of the Variable Account assets.

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FILI's Tax Status

FILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of FILI, the Variable Account is not separately taxed as a "regulated investment company" under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. FILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. FILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, FILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, FILI may make charges for such taxes against the Variable Account.

General Tax Considerations

The above discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

Other Contract Provisions

You should also be aware of the following important provisions of your Contract.

1. Owner(s). Before a Contract is issued, the Owner(s) also has (have) the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Investment Options; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and how often you will receive annuity income.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Investment Options; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal option, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first annuity income date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Investment Options, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

2. Annuitant. You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

3. Joint Annuitant. For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

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The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or guarantee period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

4. Beneficiary. You may name one or more Beneficiaries when you complete your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any guarantee period after the death(s) of the Annuitant (and Joint Annuitant if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a withdrawal option is within its first five years after the first annuity income date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary's estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate that is one percent greater than the ten year United States Treasury Bond rate at the close of the first Valuation Period after the day we receive due proof of the Beneficiary's death on the Beneficiary's election at the Annuity Service Center. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all the the Primary Beneficiaries die before proceeds are determined. See Types of Annuity Income Options on page 12.

5. Misstatement of Date of Birth or Sex. If the date of birth or sex of you or the Joint Annuitant has been misstated, FILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, FILI will take the following action: (1) if FILI provided too much annuity income, FILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if FILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

6. Assignment. The Contract may not be assigned.

7. Dividends. The Contract is "non-participating." This means that there are no dividends. Investment results of the Investment Options are reflected in benefits.

8. Notification of Death. Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying FILI of the death of the other. Each Beneficiary is responsible for notifying FILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person's executor is responsible for notifying FILI. If too much annuity income is provided because FILI is not notified of a death, FILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

SELLING THE CONTRACTS

The Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc. Each is a subsidiary of FMR LLC, the parent company of FILI. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services LLC and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. Fidelity Insurance Agency, Inc. receives sales compensation from FILI of not more than 0.10% of the reserves held to support the Contracts. Amounts paid by FILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of FILI, which may include proceeds derived from mortality and expense risk charges FILI deducts from the Variable Account.

FIAL7

POSTPONEMENT OF BENEFITS

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement for any other reason.

FIAL7

More About the Variable Account and the Funds

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

FILI also has the right to eliminate any Subaccount, to combine two or more Subaccounts, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in FILI's judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio's investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. FILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

FILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. FILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

VOTING RIGHTS

FILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and FILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

FILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Investment Option to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. FILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

FILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, FILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. FILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. Under certain circumstances, FILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, FILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. FILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If FILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

RESOLVING MATERIAL CONFLICTS

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts FILI establishes. Other Funds may be offered to qualified plans as well.

Although FILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

FIAL7

LITIGATION

Neither FILI, the Variable Account, nor Fidelity Brokerage Services LLC is a party to any material litigation.

FIAL7

Table of Contents
of the Statement of Additional Information

Service Agreements	2
Safekeeping of Variable Account Assets	2
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File No. 811-05315

FIAL7-PRO-0413
1.756514.114

FIAL7

THIS PAGE INTENTIONALLY LEFT BLANK

FVA-91200

INDIVIDUAL RETIREMENT ANNUITY AND ROTH IRA ANNUITY
DISCLOSURE STATEMENT

1. This Disclosure Statement addresses the Federal income tax treatment of a single premium variable income annuity contract (the "Contract") that is issued by Fidelity Investments Life Insurance Company ("FILI") as an Individual Retirement Annuity ("IRA annuity") or a Roth IRA annuity. It is important that you read this statement carefully.

This disclosure statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice. Also, the information contained herein is based on current Federal income tax law, income tax regulations, and other guidance provided by the Internal Revenue Service ("IRS"). Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance.

Revocation

2. You are allowed to revoke or cancel your Contract within ten (10) days of the later of (1) the date of the application for the Contract; or (2) the date you receive the Contract. Upon revocation, FILI will refund the greater of (1) your Purchase Payment in full, neither crediting your Contract for earnings, nor charging it with any administrative expenses; or (2) your Purchase Payments plus the investment performance of the Money Market Investment Option.

You may revoke your Contract by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

A notice of revocation shall be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

Any questions regarding this procedure may be directed to a Fidelity Annuity Specialist at 800-544-2442.

Contributions

3. You may purchase a Contract as an IRA annuity with proceeds from a (1) non-taxable rollover from a qualified plan, tax-sheltered annuity or custodial account under section 403(b) of the Internal Revenue Code ("Code"), Individual Retirement Account ("IRA account"), or another IRA annuity, or (2) a non-taxable transfer from an IRA account or another IRA annuity. You may purchase a Contract as a Roth IRA annuity with a non-taxable rollover or non-taxable transfer from a Roth IRA account or another Roth IRA annuity. The amount of such rollover or transfer will not be included in your taxable income for the year of the rollover or transfer.

4. Subsequent contributions will not be accepted.

5. No deduction is allowed for contributions.

Investments

6. Your entire interest in the Contract is nonforfeitable.

7. The Contract is not transferable and is established for the exclusive benefit of you and your beneficiaries.

Distributions

8. A distribution from your Contract is includible in your gross income for the year in which the distribution is made and is taxed as ordinary income, except to the extent the distribution is treated as a recovery of non-deductible contributions, if any. Special rules apply for purposes of determining the portion of a distribution that is allocable to any non-deductible contributions.

9. If a distribution from the Contract is made before you attain age 59 1/2, your tax for the year in which the amount is received is increased by a penalty tax equal to 10% of the portion of the distribution that is includible in gross income. However, this 10% premature distribution penalty tax generally does not apply if the distribution (1) is made on account of your death or disability; (2) is part of a series of substantially equal periodic payments over your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a second person designated by you; or (3) satisfies some other specified exception to this penalty tax.

Not Part of the Prospectus

FVIA-92160

10. In the case of a Roth IRA, no portion of a distribution is subject to federal income tax or the 10% premature distribution penalty tax if the distribution generally is made (a) after the close of the 5-year period beginning with the first year in which a contribution was made to a Roth IRA established for the owner, and (b) the owner is at least 59 1/2 at the time of the distribution, the distribution is made after the owner's death or disability, or the distribution (up to a $10,000 total lifetime maximum) is made in connection with a first-time home purchase as defined in the Code. A Roth IRA distribution that fails to satisfy these requirements is treated generally as made first from non-deductible contributions. Once the total non-deductible contributions have been recovered, any earnings distributed are taxable and may be subject to the 10% premature distribution penalty tax.

11. The entire interest in an IRA must be distributed or commence to be distributed no later than April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. Installment payments may be made in accordance with income tax regulations over the owner's life (or the lives of the owner and his or her designated beneficiary within the meaning of the Code) or over a period not exceeding the owner's life expectancy (or the joint life expectancy of the owner and his or her designated beneficiary). If the owner dies after required distributions have commenced, any remaining interest must be distributed at least as rapidly as under the method of distribution being used at the time of death. If the owner dies before required distributions have commenced, any remaining interest must be distributed generally (1) within 5 years, or (2) over the life or life expectancy of the designated beneficiary commencing by the end of the year following the year of the owner's death (or by the end of the year in which the owner would have attained age 70 1/2, if later, and the owner's spouse is the sole beneficiary).

The minimum distribution rules that apply to IRAs do not apply to Roth IRAs while the owner is alive. However, after the death of the Roth IRA owner, the after death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA owner died before required distributions have commenced.

In order for annuity income payments under the Contract to comply with these minimum distribution requirements, it might be necessary in certain circumstances to limit (1) the length of any guarantee period under an annuity income option, and (2) limit the joint and survivor annuity income options from which you may select. In addition, in the case of a Roth IRA, it might be necessary in certain circumstances to adjust the annuity income payments made after your death in order to comply with these minimum distribution requirements. Also, if you name a Joint Annuitant, all distributions made while you are alive must be made to you.

If required distributions are not timely made, you will be liable for a 50% penalty tax on the difference between the required minimum distribution for the tax year and the amount actually paid to you. The IRS has the authority to waive this penalty tax under certain circumstances.

12. Special rules apply with respect to rollovers and transfers from IRAs and Roth IRAs. You should seek competent tax advice to comply with the requirements for rollovers and transfers.

Other Tax Considerations

13. You must file an IRS Form 5329 (Additional Taxes on Qualified Plans (Including IRAs) and Other Tax-Favored Accounts) with your income tax return for a year in which there is a penalty tax due because of premature distributions or insufficient distributions.

14. The Contract has been approved as to form for use as an IRA by the IRS. The Contract has not been approved as to form for use as a Roth IRA by the IRS. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

15. Further information concerning IRAs and Roth IRAs can be obtained from any district office of the IRS and from IRS Publication 590 (Individual Retirement Arrangements (IRAs)).

Prohibited Transactions

16. The Contract may cease to be an IRA or Roth IRA, whichever is applicable, because of a prohibited transaction. Generally, a prohibited transaction is any improper use of your Contract by you, a beneficiary, or any disqualified person. If during a taxable year you borrow any money under your Contract or use the Contract in another prohibited manner (for example, if the Contract is pledged as collateral for a loan), the Contract will cease to be an IRA or Roth IRA as of the first day of the taxable year, you must include in your gross income for the year an amount equal to the fair market value of the Contract as of the first day of the taxable year, and you may have to pay a 10% premature distribution penalty tax (discussed above).

Not Part of the Prospectus

FVIA-92160

Financial Information

17. The value of your investment will depend on how you allocate your Purchase Payment between fixed and variable annuity income. The portion of your Purchase Payment allocated to fixed annuity income results in income that is guaranteed and is the same from one Annuity Income Date to the next unless you choose an annuity income option that calls for decreasing annuity income upon your death or the death of the Joint Annuitant. The annuity income from the portion of your Purchase Payment allocated to the Investment Options will vary depending upon the actual investment performance of the Investment Options you choose. No minimum amount of variable annuity income is guaranteed. See your prospectus for a more detailed description.

18. As further described in the prospectus, the following are all the charges that FILI currently makes:

(a) Administrative Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.25%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(b) Mortality and Expense Risk Charge

FILI deducts a daily charge from the assets of the Investment Options equivalent to an effective annual rate of 0.75%. This charge is not made against any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

(c) Portfolio Expenses

The Portfolios associated with the Investment Options incur operating expenses and pay monthly management fees. The level of expenses varies by Portfolio. These changes do not apply to any portion of your Purchase Payment allocated to the purchase of fixed annuity income.

Not Part of the Prospectus

FVIA-92160

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FVA-91200

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY INCOME ADVANTAGE
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2013

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2013, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Service Agreements	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

FIAL7-PTB-0413
1.756515.114

SERVICE AGREEMENTS

You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings. Also, we receive fees from the funds' Advisers for administrative services we provide.

Withdrawal (Liquidity) Value

If you elect annuity income with a withdrawal option the following provisions are applicable.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

  Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor on page iv of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

  Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by FILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Investment Options. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC. and FILI. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.

STATE REGULATION

FILI is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2012 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2012, 2011 and 2010

TABLE OF CONTENTS PAGE(S)

Report of Independent Auditors (Click Here)

Consolidated Balance Sheets (Click Here)

Consolidated Statements of Comprehensive Income (Click Here)

Consolidated Statements of Stockholder's Equity (Click Here)

Consolidated Statements of Cash Flows (Click Here)

Notes to Consolidated Financial Statements 8 - 29

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2012 and December 31, 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 17, 2013

The accompanying notes are an integral part of the consolidated financial statements

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	2012	2011	2010
Revenues:			
Fees charged to contract holders	$ 101,679	$ 102,705	$ 101,629
Net investment income	18,827	16,824	17,624
Interest on reinsurance deposit	37,048	40,665	43,909
Fund administration fees	35,700	27,462	18,553
Net realized investment gains (losses):			
Other than temporary losses on debt securities	(67)	(71)	-
Total other than temporary losses	(67)	(71)	-
Net realized investment gains on sales	11,826	12,191	11,110
Total net realized investment gains	11,759	12,120	11,110
Premiums, net	7,372	9,924	9,760
Other income	-	-	26
Total revenues	212,385	209,700	202,611
Benefits and expenses:			
Underwriting, acquisition and insurance expenses	60,149	60,724	69,307
Contract and policy benefits and expenses	53,434	58,742	63,863
Total benefits and expenses	113,583	119,466	133,170
Income before income taxes	98,802	90,234	69,441
Income tax expense	28,421	25,108	17,740
Net income	70,381	65,126	51,701
Other comprehensive income (loss), before tax:			
Unrealized gains on securities:			
Net unrealized holding gains during the period	21,749	11,439	14,005
Reclassification adjustment for net realized gains included in net income	(11,759)	(12,120)	(11,110)
(Provision) benefit for income taxes related to items of other comprehensive income	(3,455)	180	(1,080)
Other comprehensive income (loss), net of tax	6,535	(501)	1,815
Comprehensive income	$ 76,916	$ 64,625	$ 53,516

The accompanying notes are an integral part of the consolidated financial statements

The accompanying notes are an integral part of the consolidated financial statements

(in thousands)

	2012	2011	2010
Cash flows from operating activities:			
Net income	$ 70,381	$ 65,126	$ 51,701
Adjustments to reconcile net income to net cash provided			
by operating activities:			
Amortization and depreciation	3,787	5,192	7,012
Net realized investment gains	(11,759)	(12,120)	(11,110)
Benefit for deferred taxes	(2,585)	(1,905)	(7,918)
Changes in assets and liabilities:			
Accrued investment income	(470)	(57)	53
Change in deferred policy acquisition costs, net of amortization	(3,536)	(70)	(2,089)
Future contract and policy benefits, net	91,760	99,597	96,692
Reinsurance deposit and receivables	86,089	101,455	103,414
Payable to (receivable from) parent and affiliates, net	297	1,857	15,410
Income taxes	(5,123)	(1,891)	(14,461)
Other assets and other liabilities, net	1,958	673	15,849
Net cash provided by operating activities	230,799	257,857	254,553
Cash flows from investing activities:			
Purchase of debt securities	(1,498,412)	(953,585)	(818,527)
Purchase of equity securities	-	-	(50)
Proceeds from sales of debt securities	1,541,651	676,485	738,999
Proceeds from maturities and calls of debt securities	42,087	138,916	30,064
Investment trades payable (receivable)	(75,967)	75,936	(43)
Change in policy loans	57	(189)	47
Capital expenditures	-	-	(4)
Net cash provided by (used for) investing activities	9,426	(62,437)	(49,514)
Cash flows from financing activities:			
Deposits credited to fixed annuity contracts	1,897,032	1,771,700	1,684,288
Net transfers from separate accounts	(586,037)	(431,356)	(366,059)
Withdrawals from variable annuity contracts	(1,341,153)	(1,378,654)	(1,362,379)
Withdrawals from fixed annuity contracts	(116,390)	(132,594)	(141,220)
Dividend to parent	(300,000)	-	-
Net cash used for financing activities	(446,548)	(170,904)	(185,370)
Net (decrease) increase in cash and cash equivalents	(206,323)	24,516	19,669
Cash and cash equivalents:			
Beginning of year	265,902	241,386	221,717
End of year	$ 59,579	$ 265,902	$ 241,386

The accompanying notes are an integral part of the consolidated financial statements

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Funds and the Blackrock Variable Series Funds. Previously, the Company offered certain portfolios in the Credit Suisse Trust funds. Effective October 21, 2011, the Credit Suisse Trust funds were liquidated and closed. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of the OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $24,881,000 and $14,695,000 at December 31, 2012 and 2011, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $51,654,000 and $264,078,000 at December 31, 2012 and 2011, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, and administrative charges for variable annuity and life contract holders and also includes the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include liabilities for the fixed portion of the variable annuity products, the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the life contingent fixed income annuity product and life products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts adequate to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity product.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 - underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on Separate Account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. During 2012 and 2011, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from 3 years to 10 years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

The Company accounts for certain capitalized software under GAAP, which requires certain costs incurred in connection with developing or obtaining internal use software to be capitalized. Capitalized software development costs of $0 were recorded in Property and equipment, net of accumulated depreciation, in the Balance Sheets as of December 31, 2012 and 2011, respectively. Depreciation expense on these capitalized software development costs were $0, $3,116,000, and $5,846,000 in 2012, 2011, and 2010, respectively.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The GAAP accounting guidance clarifies what criteria must be met prior to recognition of the financial statement benefit of a position taken in a tax return. Companies can recognize the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-08, "Testing Goodwill for Impairment," which gives entities the option of performing a qualitative assessment to determine whether it is necessary to perform the two-step goodwill impairment test. If, after assessing qualitative factors, a company determines that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company does not need to perform further testing. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then the company would have to perform the two step goodwill impairment test. The option is unconditional so it may be skipped in any reporting period and an entity may resume performing the qualitative assessment in any subsequent period. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning on or after December 15, 2011. The Company adopted the guidance on January 1, 2012. The adoption had no impact the Company's consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, "Presentation of Comprehensive Income," which requires an entity to report components of comprehensive income in either a single, continuous statement of comprehensive income or two separate but consecutive statements. Under the two statement approach, the first statement would include components of net income and the second statement would include components of other comprehensive income ("OCI"). The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder's equity. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company adopted this guidance on January 1, 2012 and presents OCI as a single continuous statement. The adoption of this guidance did not impact the Company's consolidated results of operations and financial position.

In May 2011, the FASB issued amended guidance regarding fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, some of the amendments could change how the fair value measurement guidance is applied. In addition, the existing disclosure requirements for fair value measurements have been expanded. The amended guidance is effective for the Company beginning January 1, 2012. The Company adopted the guidance on January 1, 2012. The adoption affected disclosures but did not impact the Company's results of operations and financial position.

In October 2010, the FASB issued ASU 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts," which modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal contracts. An insurance entity may only capitalize incremental direct costs of contract acquisition, the portion of employees' compensation directly related to time spent performing specified acquisition activities for a contract that has actually been acquired, other costs related directly to specified activities that would not have been incurred had the acquisition contract transaction not occurred, and advertising costs that meet capitalization criteria in other GAAP guidance. The guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted the guidance prospectively on January 1, 2012. The adoption of this guidance did not have a material impact on the Company's consolidated results of operations and financial position.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

In April 2010, the FASB issued guidance that effect consolidation analysis for investments held through the separate accounts of an insurance entity. An insurance entity should not consider any separate account interest held for the benefit of policy holders in an investment to be the issuer's interest and should not combine those interests with its general account interests in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder. The guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively applied to all prior periods upon adoption. The Company adopted this guidance effective January 1, 2011. The adoption of this guidance had no impact on the Company's consolidated financial statements.

In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the effective portions of this guidance on January 1, 2010. The Company adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity effective January 1, 2011. The adoption of this guidance is provided in Note 5 of the Company's consolidated financial statements.

Future Adoption of New Accounting Pronouncements

In February 2013, the FASB issued updated guidance regarding the presentation of comprehensive income. Under the guidance, an entity would separately present information about significant items reclassified out of accumulated other comprehensive income by component as well as changes in accumulated other comprehensive income balances by component in either the financial statements or the notes to the financial statements. The guidance does not change the items that are reported in other comprehensive income, does not change when an item of other comprehensive income must be reclassified to net income, and does not amend any existing requirements for reporting net income or other comprehensive income. The guidance is effective for the first interim or annual reporting period beginning after December 15, 2012 and should be applied prospectively. The Company is currently assessing the impact of this guidance on the Company's consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3. GUARANTEED BENEFITS

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued guidance on accounting and reporting by insurance enterprises for certain nontraditional long-duration contracts and separate accounts. This guidance requires the establishment of a liability using a specified reserve methodology for contracts that contain death or other insurance benefits.

Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits. These benefits are accounted for under this guidance as the benefits settle only upon an insurable event, such as death, or are life contingent.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account (in thousands):

The reinsurance recoverables associated with the GMDB were $10,507,000 and $13,366,000 at December 31, 2012 and 2011, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% - 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% - 7.5% and 1.5% - 3.0%, respectively, depending on contract type and policy duration.
  The lapse rates for anticipated internal replacements vary from 3.0% to 4.0% depending on calendar year.
  The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2012 and 2011. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

3. GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1/2 for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

For business issued prior to January 1, 2009, the Company reinsured 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated effective March 31, 2009.

The reinsurance recoverables associated with the GMWB were $2,020,000 and $1,979,000 at December 31, 2012 and 2011, respectively.

3. GUARANTEED BENEFITS (CONTINUED):

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 6 1/2 years from issue and age 59 1/2.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 10% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2012 and 2011:

4. INVESTMENTS:

The components of net investment income were as follows:

Gross realized gains and losses from the voluntary sales of debt securities were as follows:

There were no sales of equity securities during 2012, 2011 and 2010, respectively.

4. INVESTMENTS (CONTINUED):

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $67,000, $71,000, and $0 in 2012, 2011, and 2010, respectively. The Company held debt securities of $17,000 and $0 that were non-income producing for 2012 and 2011, respectively. There was $5,000, $0 and $0 of interest foregone by non-income producing securities for 2012, 2011 and 2010, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

Debt securities that have been in a continuous unrealized loss position as of December 31, 2012 were as follows:

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2011 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2012 and 2011. The majority of the securities are investment grade fixed maturities with fair values at or greater than 99% of amortized cost at December 31, 2012. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2012. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer were as follows:

4. INVESTMENTS (CONTINUED):

During 2012 and 2011, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2012, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. INVESTMENTS (CONTINUED):

At December 31, 2012 and 2011, there were no contractual investment commitments. There are no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2012, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,690,000 and $2,772,000 respectively. At December 31, 2011, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,687,000 and $2,819,000 respectively.

5. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

The majority of available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value. Certain structured securities and corporate and other debt securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of December 31:

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Changes in Level 3 assets measured at fair value on a recurring basis during 2012 were as follows:

Transfers out of Level 3 corporate and other debt securities were the result of obtaining pricing from third party pricing services that could be validated.

Changes in Level 3 assets measured at fair value on a recurring basis during 2011 were as follows:

Transfers into Level 3 corporate and other debt securities were primarily the result of unobservable inputs and the use of broker dealer quotes that could not be validated when previously information from third party pricing services that could be validated was used.

5. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

6. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

Significant components of the Company's net deferred tax asset were as follows:

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2012 and 2011, respectively.

6. INCOME TAXES (CONTINUED):

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

FILI paid net federal and state income taxes of $36,129,000, $28,904,000, and $40,119,000 in 2012, 2011 and 2010, respectively.

The FASB provides guidance for the accounting for uncertainty in income taxes recognized in the Company's financial statements. The guidance allows the recognition of these tax benefits that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2009. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $7,223,000, $7,267,000 and $6,438,000 during 2012, 2011 and 2010, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. On December 20, 2012, The Company paid a $300,000,000 dividend to its parent, FMR LLC. Of the total dividend, $43,000,000 was an ordinary dividend and $257,000,000 was an extraordinary dividend. The dividend payment was approved by the Utah Insurance Department. The Company did not pay any dividends in 2011.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

8. AFFILIATED COMPANY TRANSACTIONS:

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are affiliated with FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $24,143,000, $22,290,000, and $20,329,000 in 2012, 2011 and 2010, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company received $22,400,000, $24,337,000, and $27,332,000 in 2012, 2011 and 2010, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,156,000, $1,206,000, and $1,107,000 in 2012, 2011 and 2010, respectively, for such services.

8. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FMR LLC and its subsidiaries $32,063,000, $30,572,000, and $36,829,000 in 2012, 2011 and 2010, respectively, for such services.

FMR LLC sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $1,437,000, $1,381,000, and $1,559,000in 2012, 2011 and 2010, respectively.

The Company participates in various FMR LLC stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR LLC common stock, as defined. The aggregate expenses related to these plans charged to the Company were $3,894,000, $3,699,000, and $4,512,000 in 2012, 2011 and 2010, respectively.

Effective February 28, 2009, FILI issued a $200,000,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement ("Agreement") was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI receives a facility fee per year based on the unused amounts of the line of credit. In addition, FILI receives annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. There were no amounts advanced by FILI under the line of credit agreement during 2012, 2011 or 2010. The Company earned facility fees of $109,000, $142,000 and $202,000 in 2012, 2011 and 2010, respectively from FMR LLC. Effective December 20, 2012, the Agreement was terminated as a condition to the Utah Insurance Department's approval of the dividend payment to FMR LLC (See Note 7).

9. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2012, 2011 and 2010, the Company decreased amortization by $2,305,000, $687,000, and $1,727,000 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10. REINSURANCE:

The Company retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000 with a maximum initial retention not to exceed $100,000 for its life insurance business issued before March 1, 2008. The Company retains a flat $100,000 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2003 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued effective March 31, 2009.

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two highly rated reinsurers (rated A or better by Moody's statistical rating agency at December 31, 2012). Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

10. REINSURANCE (CONTINUED):

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

11. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

12. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred subsequent that would require disclosure.

(Fidelity Cover Art)
Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2012

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2012

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 370,383	$ 747,066	$ 148,945	$ 365,487	$ 410,386	$ 167,797	$ 348,378	$ 100,821
Receivable from FILI	0	0	6	0	15	0	4	0
Total assets	370,383	747,066	148,951	365,487	410,401	167,797	348,382	100,821
Liabilities:
Payable to FILI	95	3	0	0	0	0	0	0
Total net assets	$ 370,288	$ 747,063	$ 148,951	$ 365,487	$ 410,401	$ 167,797	$ 348,382	$ 100,821
Net Assets:
Fidelity Retirement Reserves	$ 334,601	$ 0	$ 112,800	$ 0	$ 351,838	$ 0	$ 314,046	$ 0
Fidelity Income Advantage	35,687	0	36,151	0	58,563	0	34,336	0
Fidelity Personal Retirement	0	743,758	0	365,487	0	167,797	0	100,821
Fidelity Freedom Lifetime Income	0	1,787	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	1,518	0	0	0	0	0	0
Total net assets	$ 370,288	$ 747,063	$ 148,951	$ 365,487	$ 410,401	$ 167,797	$ 348,382	$ 100,821
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	15,609	0	2,504	0	5,187	0	4,424	0
Unit Value	$ 21.44	$ 0.00	$ 45.05	$ 0.00	$ 67.83	$ 0.00	$ 70.98	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,713	0	825	0	887	0	497	0
Unit Value	$ 20.86	$ 0.00	$ 43.83	$ 0.00	$ 65.99	$ 0.00	$ 69.06	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	68,492	0	24,198	0	12,632	0	7,312
Highest Unit Value	$ 0.00	$ 11.42	$ 0.00	$ 19.81	$ 0.00	$ 20.53	$ 0.00	$ 20.34
Lowest Unit Value	$ 0.00	$ 10.01	$ 0.00	$ 12.50	$ 0.00	$ 12.44	$ 0.00	$ 13.14
Fidelity Freedom Lifetime Income:
Units Outstanding	0	161	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.13	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	141	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.98	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.62	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	12	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.90	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.56	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 70,287	$ 37,774	$ 109,745	$ 325,999	$ 537,782	$ 259,469	$ 99,436
Receivable from FILI	1	0	0	16	0	4	0
Total assets	70,288	37,774	109,745	326,015	537,782	259,473	99,436
Liabilities:
Payable to FILI	0	1	0	0	0	0	0
Total net assets	$ 70,288	$ 37,773	$ 109,745	$ 326,015	$ 537,782	$ 259,473	$ 99,436
Net Assets:
Fidelity Retirement Reserves	$ 64,834	$ 33,115	$ 0	$ 255,193	$ 0	$ 214,114	$ 0
Fidelity Income Advantage	5,454	4,658	0	70,822	0	45,359	0
Fidelity Personal Retirement	0	0	109,745	0	537,782	0	99,436
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 70,288	$ 37,773	$ 109,745	$ 326,015	$ 537,782	$ 259,473	$ 99,436
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,760	2,392	0	6,385	0	4,899	0
Unit Value	$ 36.84	$ 13.84	$ 0.00	$ 39.97	$ 0.00	$ 43.70	$ 0.00
Fidelity Income Advantage:
Units Outstanding	152	342	0	1,821	0	1,067	0
Unit Value	$ 35.84	$ 13.60	$ 0.00	$ 38.88	$ 0.00	$ 42.52	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	8,895	0	39,706	0	7,075
Highest Value	$ 0.00	$ 0.00	$ 16.40	$ 0.00	$ 14.72	$ 0.00	$ 17.18
Lowest Value	$ 0.00	$ 0.00	$ 11.80	$ 0.00	$ 11.30	$ 0.00	$ 12.11
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 741,810	$ 80,106	$ 33,901	$ 834,090	$ 601,894	$ 128,921	$ 1,324,469
Receivable from FILI	14	2	0	14	0	2	0
Total assets	741,824	80,108	33,901	834,104	601,894	128,923	1,324,469
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 741,824	$ 80,108	$ 33,901	$ 834,104	$ 601,894	$ 128,923	$ 1,324,469
Net Assets:
Fidelity Retirement Reserves	$ 316,188	$ 64,202	$ 0	$ 744,424	$ 0	$ 92,148	$ 0
Fidelity Income Advantage	48,238	15,906	0	89,680	0	36,775	0
Fidelity Personal Retirement	377,398	0	33,901	0	601,894	0	332,683
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	991,786
Total net assets	$ 741,824	$ 80,108	$ 33,901	$ 834,104	$ 601,894	$ 128,923	$ 1,324,469
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	7,603	2,340	0	14,458	0	4,279	0
Unit Value	$ 41.59	$ 27.44	$ 0.00	$ 51.49	$ 0.00	$ 21.54	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,192	596	0	1,790	0	1,755	0
Unit Value	$ 40.46	$ 26.69	$ 0.00	$ 50.09	$ 0.00	$ 20.95	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	27,320	0	2,464	0	41,581	0	22,290
Highest Value	$ 19.29	$ 0.00	$ 18.17	$ 0.00	$ 20.46	$ 0.00	$ 20.47
Lowest Value	$ 13.24	$ 0.00	$ 12.42	$ 0.00	$ 13.35	$ 0.00	$ 12.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	54,670
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 19.68
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 11.33
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	27,288
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 19.56
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 11.24
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 19,288	$ 34,253	$ 107,505	$ 49,888	$ 67,998	$ 71,790	$ 320,946	$ 274,541
Receivable from FILI	0	0	7	0	3	0	0	0
Total assets	19,288	34,253	107,512	49,888	68,001	71,790	320,946	274,541
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 19,288	$ 34,253	$ 107,512	$ 49,888	$ 68,001	$ 71,790	$ 320,946	$ 274,541
Net Assets:
Fidelity Retirement Reserves	$ 16,208	$ 0	$ 85,789	$ 0	$ 56,828	$ 0	$ 267,748	$ 0
Fidelity Income Advantage	3,080	0	21,723	0	11,173	0	53,198	0
Fidelity Personal Retirement	0	34,253	0	49,888	0	71,790	0	274,541
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 19,288	$ 34,253	$ 107,512	$ 49,888	$ 68,001	$ 71,790	$ 320,946	$ 274,541
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	931	0	4,009	0	3,600	0	10,062	0
Unit Value	$ 17.42	$ 0.00	$ 21.40	$ 0.00	$ 15.79	$ 0.00	$ 26.61	$ 0.00
Fidelity Income Advantage:
Units Outstanding	180	0	1,043	0	727	0	2,051	0
Unit Value	$ 17.09	$ 0.00	$ 20.82	$ 0.00	$ 15.36	$ 0.00	$ 25.94	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	2,276	0	3,549	0	4,978	0	18,688
Highest Value	$ 0.00	$ 22.24	$ 0.00	$ 19.60	$ 0.00	$ 24.76	$ 0.00	$ 21.26
Lowest Value	$ 0.00	$ 13.94	$ 0.00	$ 13.33	$ 0.00	$ 13.37	$ 0.00	$ 11.88
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 53,217	$ 58,912	$ 23,527	$ 38,809	$ 54,147	$ 84,371	$ 88,783	$ 82,204
Receivable from FILI	2	0	0	0	2	0	3	0
Total assets	53,219	58,912	23,527	38,809	54,149	84,371	88,786	82,204
Liabilities:
Payable to FILI	0	0	4	0	0	0	0	0
Total net assets	$ 53,219	$ 58,912	$ 23,523	$ 38,809	$ 54,149	$ 84,371	$ 88,786	$ 82,204
Net Assets:
Fidelity Retirement Reserves	$ 42,712	$ 0	$ 20,863	$ 0	$ 47,517	$ 0	$ 78,707	$ 0
Fidelity Income Advantage	10,507	0	2,660	0	6,632	0	10,079	0
Fidelity Personal Retirement	0	58,912	0	38,809	0	84,371	0	82,204
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 53,219	$ 58,912	$ 23,523	$ 38,809	$ 54,149	$ 84,371	$ 88,786	$ 82,204
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,474	0	1,360	0	3,049	0	3,183	0
Unit Value	$ 17.26	$ 0.00	$ 15.34	$ 0.00	$ 15.59	$ 0.00	$ 24.73	$ 0.00
Fidelity Income Advantage:
Units Outstanding	620	0	178	0	435	0	417	0
Unit Value	$ 16.94	$ 0.00	$ 14.99	$ 0.00	$ 15.23	$ 0.00	$ 24.16	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	4,026	0	2,633	0	5,183	0	5,665
Highest Value	$ 0.00	$ 29.15	$ 0.00	$ 15.92	$ 0.00	$ 30.62	$ 0.00	$ 19.51
Lowest Value	$ 0.00	$ 13.94	$ 0.00	$ 12.71	$ 0.00	$ 13.14	$ 0.00	$ 13.06
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 60,382	$ 105,308	$ 15,938	$ 27,690	$ 28,614	$ 41,830	$ 11,004	$ 24,949
Receivable from FILI	3	0	0	0	1	0	2	0
Total assets	60,385	105,308	15,938	27,690	28,615	41,830	11,006	24,949
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 60,385	$ 105,308	$ 15,938	$ 27,690	$ 28,615	$ 41,830	$ 11,006	$ 24,949
Net Assets:
Fidelity Retirement Reserves	$ 51,825	$ 0	$ 14,267	$ 0	$ 23,810	$ 0	$ 8,997	$ 0
Fidelity Income Advantage	8,560	0	1,671	0	4,805	0	2,009	0
Fidelity Personal Retirement	0	105,308	0	27,690	0	41,830	0	24,949
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 60,385	$ 105,308	$ 15,938	$ 27,690	$ 28,615	$ 41,830	$ 11,006	$ 24,949
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,802	0	1,637	0	956	0	576	0
Unit Value	$ 18.49	$ 0.00	$ 8.71	$ 0.00	$ 24.92	$ 0.00	$ 15.62	$ 0.00
Fidelity Income Advantage:
Units Outstanding	473	0	196	0	197	0	132	0
Unit Value	$ 18.07	$ 0.00	$ 8.52	$ 0.00	$ 24.35	$ 0.00	$ 15.26	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	6,296	0	3,068	0	2,477	0	1,640
Highest Value	$ 0.00	$ 22.95	$ 0.00	$ 18.40	$ 0.00	$ 24.53	$ 0.00	$ 26.30
Lowest Value	$ 0.00	$ 15.60	$ 0.00	$ 7.33	$ 0.00	$ 13.88	$ 0.00	$ 14.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 58,186	$ 120,529	$ 140,716	$ 1,001,583	$ 4,251	$ 6,514	$ 17,592	$ 36,801
Receivable from FILI	2	0	0	0	0	0	2	0
Total assets	58,188	120,529	140,716	1,001,583	4,251	6,514	17,594	36,801
Liabilities:
Payable to FILI	0	0	1	0	0	0	0	0
Total net assets	$ 58,188	$ 120,529	$ 140,715	$ 1,001,583	$ 4,251	$ 6,514	$ 17,594	$ 36,801
Net Assets:
Fidelity Retirement Reserves	$ 51,478	$ 0	$ 120,724	$ 0	$ 3,507	$ 0	$ 15,907	$ 0
Fidelity Income Advantage	6,710	0	19,991	0	744	0	1,687	0
Fidelity Personal Retirement	0	120,529	0	1,001,583	0	6,514	0	36,801
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 58,188	$ 120,529	$ 140,715	$ 1,001,583	$ 4,251	$ 6,514	$ 17,594	$ 36,801
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	2,094	0	6,801	0	294	0	1,253	0
Unit Value	$ 24.59	$ 0.00	$ 17.75	$ 0.00	$ 11.92	$ 0.00	$ 12.70	$ 0.00
Fidelity Income Advantage:
Units Outstanding	278	0	1,146	0	63	0	135	0
Unit Value	$ 24.13	$ 0.00	$ 17.44	$ 0.00	$ 11.74	$ 0.00	$ 12.51	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	7,330	0	66,834	0	523	0	2,789
Highest Value	$ 0.00	$ 33.85	$ 0.00	$ 17.24	$ 0.00	$ 20.55	$ 0.00	$ 24.99
Lowest Value	$ 0.00	$ 13.86	$ 0.00	$ 11.82	$ 0.00	$ 11.67	$ 0.00	$ 12.41
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 4,819	$ 9,074	$ 11,809	$ 31,410	$ 11,043	$ 43,267	$ 11,668	$ 35,059
Receivable from FILI	1	0	1	0	0	0	0	0
Total assets	4,820	9,074	11,810	31,410	11,043	43,267	11,668	35,059
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 4,820	$ 9,074	$ 11,810	$ 31,410	$ 11,043	$ 43,267	$ 11,668	$ 35,059
Net Assets:
Fidelity Retirement Reserves	$ 3,847	$ 0	$ 9,083	$ 0	$ 9,544	$ 0	$ 11,668	$ 0
Fidelity Income Advantage	973	0	2,727	0	1,499	0	0	0
Fidelity Personal Retirement	0	9,074	0	31,410	0	43,267	0	35,059
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 4,820	$ 9,074	$ 11,810	$ 31,410	$ 11,043	$ 43,267	$ 11,668	$ 35,059
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	382	0	726	0	670	0	887	0
Unit Value	$ 10.08	$ 0.00	$ 12.50	$ 0.00	$ 14.25	$ 0.00	$ 13.16	$ 0.00
Fidelity Income Advantage:
Units Outstanding	98	0	221	0	107	0	0	0
Unit Value	$ 9.93	$ 0.00	$ 12.32	$ 0.00	$ 14.03	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	844	0	2,318	0	2,920	0	2,650
Highest Value	$ 0.00	$ 17.28	$ 0.00	$ 24.10	$ 0.00	$ 23.20	$ 0.00	$ 13.84
Lowest Value	$ 0.00	$ 10.02	$ 0.00	$ 12.45	$ 0.00	$ 14.24	$ 0.00	$ 11.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 5,723	$ 12,341	$ 14,411	$ 49,023	$ 28,314	$ 71,657
Receivable from FILI	0	0	0	0	0	0
Total assets	5,723	12,341	14,411	49,023	28,314	71,657
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 5,723	$ 12,341	$ 14,411	$ 49,023	$ 28,314	$ 71,657
Net Assets:
Fidelity Retirement Reserves	$ 5,723	$ 0	$ 14,411	$ 0	$ 28,314	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	12,341	0	49,023	0	71,657
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 5,723	$ 12,341	$ 14,411	$ 49,023	$ 28,314	$ 71,657
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	424	0	1,036	0	2,006	0
Unit Value	$ 13.51	$ 0.00	$ 13.92	$ 0.00	$ 14.11	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	900	0	3,482	0	4,984
Highest Value	$ 0.00	$ 16.18	$ 0.00	$ 16.95	$ 0.00	$ 17.25
Lowest Value	$ 0.00	$ 11.81	$ 0.00	$ 12.14	$ 0.00	$ 12.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 25,900	$ 111,109	$ 12,151	$ 67,147	$ 14,829	$ 62,374
Receivable from FILI	0	0	0	0	0	0
Total assets	25,900	111,109	12,151	67,147	14,829	62,374
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 25,900	$ 111,109	$ 12,151	$ 67,147	$ 14,829	$ 62,374
Net Assets:
Fidelity Retirement Reserves	$ 25,900	$ 0	$ 12,151	$ 0	$ 14,829	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	111,109	0	67,147	0	62,374
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 25,900	$ 111,109	$ 12,151	$ 67,147	$ 14,829	$ 62,374
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,852	0	857	0	1,072	0
Unit Value	$ 13.98	$ 0.00	$ 14.18	$ 0.00	$ 13.83	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	7,766	0	4,607	0	4,355
Highest Value	$ 0.00	$ 18.30	$ 0.00	$ 18.86	$ 0.00	$ 19.35
Lowest Value	$ 0.00	$ 12.46	$ 0.00	$ 12.68	$ 0.00	$ 12.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 9,827	$ 19,162	$ 8,316	$ 18,804	$ 59,020	$ 582,540	$ 792,948
Receivable from FILI	2	2	0	0	0	2	17
Total assets	9,829	19,164	8,316	18,804	59,020	582,542	792,965
Liabilities:
Payable to FILI	0	0	10	0	0	0	0
Total net assets	$ 9,829	$ 19,164	$ 8,306	$ 18,804	$ 59,020	$ 582,542	$ 792,965
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 15,881	$ 0	$ 63,366	$ 93,439
Fidelity Income Advantage	0	0	0	2,923	0	12,134	54,639
Fidelity Personal Retirement	0	0	0	0	59,020	502,122	627,715
Fidelity Freedom Lifetime Income	9,829	19,164	8,306	0	0	4,920	17,172
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 9,829	$ 19,164	$ 8,306	$ 18,804	$ 59,020	$ 582,542	$ 792,965
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,415	0	5,125	7,680
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 11.23	$ 0.00	$ 12.36	$ 12.17
Fidelity Income Advantage:
Units Outstanding	0	0	0	264	0	995	4,550
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 11.08	$ 0.00	$ 12.20	$ 12.00
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	4,469	40,096	48,285
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 21.50	$ 13.30	$ 15.77
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 11.59	$ 11.18	$ 11.93
Fidelity Freedom Lifetime Income:
Units Outstanding	719	1,385	605	0	0	430	1,525
Unit Value	$ 13.66	$ 13.84	$ 13.75	$ 0.00	$ 0.00	$ 11.44	$ 11.26
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,285,150	$ 557,747	$ 206,106	$ 21,948	$ 81,526	$ 22,839	$ 45,616
Receivable from FILI	10	2	3	0	0	1	0
Total assets	1,285,160	557,749	206,109	21,948	81,526	22,840	45,616
Liabilities:
Payable to FILI	0	0	0	9	0	0	0
Total net assets	$ 1,285,160	$ 557,749	$ 206,109	$ 21,939	$ 81,526	$ 22,840	$ 45,616
Net Assets:
Fidelity Retirement Reserves	$ 34,915	$ 46,184	$ 33,289	$ 18,370	$ 0	$ 20,280	$ 0
Fidelity Income Advantage	20,845	30,615	12,111	3,569	0	2,560	0
Fidelity Personal Retirement	323,917	479,218	158,650	0	81,526	0	45,616
Fidelity Freedom Lifetime Income	14,578	1,732	2,059	0	0	0	0
Fidelity Growth and Guaranteed Income	890,905	0	0	0	0	0	0
Total net assets	$ 1,285,160	$ 557,749	$ 206,109	$ 21,939	$ 81,526	$ 22,840	$ 45,616
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,163	3,976	3,024	1,263	0	1,385	0
Unit Value	$ 11.04	$ 11.62	$ 11.01	$ 14.55	$ 0.00	$ 14.64	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,905	2,671	1,115	249	0	177	0
Unit Value	$ 10.94	$ 11.46	$ 10.86	$ 14.38	$ 0.00	$ 14.47	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	26,280	37,542	12,914	0	5,448	0	2,883
Highest Value	$ 16.66	$ 17.29	$ 18.22	$ 0.00	$ 18.69	$ 0.00	$ 30.47
Lowest Value	$ 11.33	$ 12.05	$ 11.42	$ 0.00	$ 13.93	$ 0.00	$ 13.90
Fidelity Freedom Lifetime Income:
Units Outstanding	1,308	161	201	0	0	0	0
Unit Value	$ 11.14	$ 10.78	$ 10.25	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	44,996	0	0	0	0	0	0
Highest Value	$ 16.01	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.70	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	29,369	0	0	0	0	0	0
Highest Value	$ 15.91	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 10.62	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Assets:
Investments at market value	$ 4,358	$ 10,711	$ 10,208	$ 27,371	$ 118,884	$ 290,699
Receivable from FILI	0	0	0	0	3	0
Total assets	4,358	10,711	10,208	27,371	118,887	290,699
Liabilities:
Payable to FILI	0	0	0	0	0	1
Total net assets	$ 4,358	$ 10,711	$ 10,208	$ 27,371	$ 118,887	$ 290,698
Net Assets:
Fidelity Retirement Reserves	$ 3,648	$ 0	$ 9,490	$ 0	$ 64,675	$ 43,690
Fidelity Income Advantage	710	0	718	0	7,278	5,864
Fidelity Personal Retirement	0	10,711	0	27,371	46,934	241,144
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 4,358	$ 10,711	$ 10,208	$ 27,371	$ 118,887	$ 290,698
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	356	0	1,182	0	2,311	1,325
Unit Value	$ 10.24	$ 0.00	$ 8.03	$ 0.00	$ 27.98	$ 32.97
Fidelity Income Advantage:
Units Outstanding	70	0	90	0	267	183
Unit Value	$ 10.12	$ 0.00	$ 7.96	$ 0.00	$ 27.22	$ 32.08
Fidelity Personal Retirement:
Units Outstanding	0	881	0	2,703	3,539	15,678
Highest Value	$ 0.00	$ 25.48	$ 0.00	$ 21.89	$ 23.05	$ 19.82
Lowest Value	$ 0.00	$ 10.50	$ 0.00	$ 8.21	$ 11.18	$ 12.46
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return (a)
Assets:
Investments at market value	$ 33,322	$ 19,493	$ 26,489	$ 17,785	$ 171,550	$ 17,177
Receivable from FILI	1	0	1	2	0	0
Total assets	33,323	19,493	26,490	17,787	171,550	17,177
Liabilities:
Payable to FILI	0	3	0	0	0	0
Total net assets	$ 33,323	$ 19,490	$ 26,490	$ 17,787	$ 171,550	$ 17,177
Net Assets:
Fidelity Retirement Reserves	$ 12,308	$ 9,580	$ 22,826	$ 15,269	$ 36,731	$ 907
Fidelity Income Advantage	3,620	2,268	3,664	2,518	2,782	213
Fidelity Personal Retirement	17,395	7,642	0	0	132,037	16,057
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 33,323	$ 19,490	$ 26,490	$ 17,787	$ 171,550	$ 17,177
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	867	663	908	590	2,420	89
Unit Value	$ 14.19	$ 14.46	$ 25.14	$ 25.87	$ 15.18	$ 10.16
Fidelity Income Advantage:
Units Outstanding	262	161	150	100	186	21
Unit Value	$ 13.81	$ 14.07	$ 24.46	$ 25.17	$ 14.97	$ 10.15
Fidelity Personal Retirement:
Units Outstanding	1,494	760	0	0	8,868	1,573
Highest Value	$ 17.92	$ 14.62	$ 0.00	$ 0.00	$ 24.82	$ 10.22
Lowest Value	$ 10.52	$ 9.12	$ 0.00	$ 0.00	$ 11.49	$ 10.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(a) New Fund. See Note 1

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Assets and Liabilities - continued

December 31, 2012

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I. (a)	FTVIP - Global Bond Securities (a)	FTVIP - U.S. Government (a)
Assets:
Investments at market value	$ 574,142	$ 569,997	$ 877,480	$ 45,762	$ 57,214	$ 47,837
Receivable from FILI	0	1	0	0	0	0
Total assets	574,142	569,998	877,480	45,762	57,214	47,837
Liabilities:
Payable to FILI	0	0	10	0	0	0
Total net assets	$ 574,142	$ 569,998	$ 877,470	$ 45,762	$ 57,214	$ 47,837
Net Assets:
Fidelity Retirement Reserves	$ 54,134	$ 54,765	$ 60,920	$ 1,934	$ 4,045	$ 3,228
Fidelity Income Advantage	2,576	4,950	4,443	187	508	664
Fidelity Personal Retirement	517,432	510,283	812,107	43,641	52,661	43,945
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 574,142	$ 569,998	$ 877,470	$ 45,762	$ 57,214	$ 47,837
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,853	4,157	5,025	191	377	320
Unit Value	$ 11.15	$ 13.17	$ 12.12	$ 10.13	$ 10.74	$ 10.10
Fidelity Income Advantage:
Units Outstanding	232	378	370	18	47	66
Unit Value	$ 11.08	$ 13.09	$ 12.04	$ 10.11	$ 10.72	$ 10.09
Fidelity Personal Retirement:
Units Outstanding	46,452	39,437	67,727	4,289	4,881	4,329
Highest Value	$ 11.36	$ 13.42	$ 12.35	$ 10.18	$ 10.80	$ 10.16
Lowest Value	$ 10.77	$ 12.13	$ 11.32	$ 10.17	$ 10.78	$ 10.15
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2012

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 571	$ 853	$ 8,479	$ 20,475	$ 12,618	$ 4,965
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,827	0	808	0	2,668	0
Administrative and other charges	189	0	54	0	178	0
Total expenses	3,016	0	862	0	2,846	0
Fidelity Income Advantage:
Mortality and expense risk charges	288	0	265	0	447	0
Administrative and other charges	96	0	88	0	149	0
Total expenses	384	0	353	0	596	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,190	0	456	0	250
Administrative and other charges	0	371	0	155	0	77
Total expenses	0	1,561	0	611	0	327
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	6	0	0	0	0
Administrative and other charges	0	1	0	0	0	0
Total expenses	0	7	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	20	0	0	0	0
Administrative and other charges	0	6	0	0	0	0
Total expenses	0	26	0	0	0	0
Total expenses	3,400	1,594	1,215	611	3,442	327
Net investment income (loss)	(2,829)	(741)	7,264	19,864	9,176	4,638
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	967	3,721	(6,686)	1,459
Realized gain distributions	0	0	0	0	26,053	9,956
Net realized gain (loss) on investments	0	0	967	3,721	19,367	11,415
Unrealized appreciation (depreciation)	0	0	9,338	15,534	33,921	7,301
Net increase (decrease) in net assets from operations	$ (2,829)	$ (741)	$ 17,569	$ 39,119	$ 62,464	$ 23,354
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 2,119	$ 538	$ 1,329	$ 715	$ 1,948	$ 7,668	$ 12,373
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,496	0	488	252	0	1,993	0
Administrative and other charges	166	0	32	17	0	133	0
Total expenses	2,662	0	520	269	0	2,126	0
Fidelity Income Advantage:
Mortality and expense risk charges	272	0	41	35	0	552	0
Administrative and other charges	91	0	13	12	0	184	0
Total expenses	363	0	54	47	0	736	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	167	0	0	175	0	810
Administrative and other charges	0	50	0	0	52	0	253
Total expenses	0	217	0	0	227	0	1,063
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,025	217	574	316	227	2,862	1,063
Net investment income (loss)	(906)	321	755	399	1,721	4,806	11,310
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10,125)	1,733	(5,990)	(3,338)	(3,252)	803	2,177
Realized gain distributions	0	0	228	123	350	8,833	13,810
Net realized gain (loss) on investments	(10,125)	1,733	(5,762)	(3,215)	(2,902)	9,636	15,987
Unrealized appreciation (depreciation)	58,393	10,511	17,596	9,695	20,481	2,028	(602)
Net increase (decrease) in net assets from operations	$ 47,362	$ 12,565	$ 12,589	$ 6,879	$ 19,300	$ 16,470	$ 26,695
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 3,999	$ 1,437	$ 15,197	$ 1,124	$ 447	$ 11,192	$ 7,543
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,657	0	2,401	486	0	5,736	0
Administrative and other charges	110	0	160	32	0	382	0
Total expenses	1,767	0	2,561	518	0	6,118	0
Fidelity Income Advantage:
Mortality and expense risk charges	353	0	366	121	0	685	0
Administrative and other charges	118	0	122	40	0	228	0
Total expenses	471	0	488	161	0	913	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	170	533	0	59	0	957
Administrative and other charges	0	50	169	0	17	0	287
Total expenses	0	220	702	0	76	0	1,244
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,238	220	3,751	679	76	7,031	1,244
Net investment income (loss)	1,761	1,217	11,446	445	371	4,161	6,299
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,180)	965	6,013	(750)	402	1,251	5,372
Realized gain distributions	1,914	728	8,788	289	122	0	0
Net realized gain (loss) on investments	(266)	1,693	14,801	(461)	524	1,251	5,372
Unrealized appreciation (depreciation)	27,680	8,208	70,705	10,890	3,905	115,965	69,789
Net increase (decrease) in net assets from operations	$ 29,175	$ 11,118	$ 96,952	$ 10,874	$ 4,800	$ 121,377	$ 81,460
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,184	$ 21,225	$ 123	$ 187	$ 2,354	$ 1,070
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	703	0	105	0	629	0
Administrative and other charges	47	0	7	0	42	0
Total expenses	750	0	112	0	671	0
Fidelity Income Advantage:
Mortality and expense risk charges	277	0	19	0	161	0
Administrative and other charges	92	0	7	0	53	0
Total expenses	369	0	26	0	214	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	534	0	38	0	69
Administrative and other charges	0	152	0	21	0	21
Total expenses	0	686	0	59	0	90
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	9,126	0	0	0	0
Administrative and other charges	0	2,471	0	0	0	0
Total expenses	0	11,597	0	0	0	0
Total expenses	1,119	12,283	138	59	885	90
Net investment income (loss)	1,065	8,942	(15)	128	1,469	980
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	680	16,457	119	892	(841)	936
Realized gain distributions	6,391	62,437	0	0	50	24
Net realized gain (loss) on investments	7,071	78,894	119	892	(791)	960
Unrealized appreciation (depreciation)	8,726	74,945	2,823	4,086	15,962	4,390
Net increase (decrease) in net assets from operations	$ 16,862	$ 162,781	$ 2,927	$ 5,106	$ 16,640	$ 6,330
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 277	$ 234	$ 2,005	$ 1,473	$ 305	$ 293
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	446	0	2,133	0	292	0
Administrative and other charges	30	0	142	0	19	0
Total expenses	476	0	2,275	0	311	0
Fidelity Income Advantage:
Mortality and expense risk charges	91	0	414	0	72	0
Administrative and other charges	30	0	138	0	24	0
Total expenses	121	0	552	0	96	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	112	0	460	0	76
Administrative and other charges	0	36	0	139	0	25
Total expenses	0	148	0	599	0	101
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	597	148	2,827	599	407	101
Net investment income (loss)	(320)	86	(822)	874	(102)	192
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	500	3,312	7,747	735	(1,002)	694
Realized gain distributions	0	0	25,225	21,597	0	0
Net realized gain (loss) on investments	500	3,312	32,972	22,332	(1,002)	694
Unrealized appreciation (depreciation)	10,643	5,977	12,337	14,136	12,004	10,270
Net increase (decrease) in net assets from operations	$ 10,823	$ 9,375	$ 44,487	$ 37,342	$ 10,900	$ 11,156
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 655	$ 1,051	$ 0	$ 0	$ 1,010	$ 796
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	177	0	445	0	713	0
Administrative and other charges	12	0	30	0	47	0
Total expenses	189	0	475	0	760	0
Fidelity Income Advantage:
Mortality and expense risk charges	25	0	54	0	91	0
Administrative and other charges	8	0	18	0	31	0
Total expenses	33	0	72	0	122	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	64	0	132	0	148
Administrative and other charges	0	20	0	43	0	46
Total expenses	0	84	0	175	0	194
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	222	84	547	175	882	194
Net investment income (loss)	433	967	(547)	(175)	128	602
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	570	1,365	(566)	0	(5,047)	(2,967)
Realized gain distributions	16	27	7,496	8,519	0	0
Net realized gain (loss) on investments	586	1,392	6,930	8,519	(5,047)	(2,967)
Unrealized appreciation (depreciation)	599	(104)	3,487	3,108	8,653	6,049
Net increase (decrease) in net assets from operations	$ 1,618	$ 2,255	$ 9,870	$ 11,452	$ 3,734	$ 3,684
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 240	$ 339	$ 184	$ 302	$ 404	$ 545
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	363	0	103	0	198	0
Administrative and other charges	24	0	7	0	13	0
Total expenses	387	0	110	0	211	0
Fidelity Income Advantage:
Mortality and expense risk charges	58	0	9	0	37	0
Administrative and other charges	19	0	3	0	13	0
Total expenses	77	0	12	0	50	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	142	0	35	0	72
Administrative and other charges	0	44	0	11	0	22
Total expenses	0	186	0	46	0	94
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	464	186	122	46	261	94
Net investment income (loss)	(224)	153	62	256	143	451
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,833	2,190	229	187	696	337
Realized gain distributions	3,504	5,500	0	0	0	0
Net realized gain (loss) on investments	5,337	7,690	229	187	696	337
Unrealized appreciation (depreciation)	4,470	6,846	2,704	3,607	4,535	6,321
Net increase (decrease) in net assets from operations	$ 9,583	$ 14,689	$ 2,995	$ 4,050	$ 5,374	$ 7,109
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Income:
Dividends	$ 37	$ 67	$ 829	$ 1,594	$ 5,015	$ 34,485
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	62	0	370	0	905	0
Administrative and other charges	4	0	25	0	60	0
Total expenses	66	0	395	0	965	0
Fidelity Income Advantage:
Mortality and expense risk charges	13	0	48	0	159	0
Administrative and other charges	5	0	16	0	53	0
Total expenses	18	0	64	0	212	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	30	0	158	0	1,423
Administrative and other charges	0	10	0	50	0	446
Total expenses	0	40	0	208	0	1,869
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	84	40	459	208	1,177	1,869
Net investment income (loss)	(47)	27	370	1,386	3,838	32,616
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	417	940	252	3,417	2,120	3,248
Realized gain distributions	417	873	1,059	2,161	1,595	10,651
Net realized gain (loss) on investments	834	1,813	1,311	5,578	3,715	13,899
Unrealized appreciation (depreciation)	682	1,266	6,622	7,972	5,328	39,422
Net increase (decrease) in net assets from operations	$ 1,469	$ 3,106	$ 8,303	$ 14,936	$ 12,881	$ 85,937
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 0	$ 0	$ 100	$ 327	$ 116	$ 220
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	28	0	65	0	35	0
Administrative and other charges	2	0	4	0	2	0
Total expenses	30	0	69	0	37	0
Fidelity Income Advantage:
Mortality and expense risk charges	7	0	10	0	6	0
Administrative and other charges	2	0	4	0	2	0
Total expenses	9	0	14	0	8	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	12	0	46	0	18
Administrative and other charges	0	4	0	14	0	5
Total expenses	0	16	0	60	0	23
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	39	16	83	60	45	23
Net investment income (loss)	(39)	(16)	17	267	71	197
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(171)	(169)	(584)	226	(850)	(935)
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	(171)	(169)	(584)	226	(850)	(935)
Unrealized appreciation (depreciation)	651	800	2,746	5,568	1,456	2,100
Net increase (decrease) in net assets from operations	$ 441	$ 615	$ 2,179	$ 6,061	$ 677	$ 1,362
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 201	$ 500	$ 96	$ 343	$ 172	$ 506
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	74	0	74	0	83	0
Administrative and other charges	5	0	5	0	5	0
Total expenses	79	0	79	0	88	0
Fidelity Income Advantage:
Mortality and expense risk charges	17	0	11	0	0	0
Administrative and other charges	6	0	4	0	0	0
Total expenses	23	0	15	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	52	0	60	0	57
Administrative and other charges	0	15	0	19	0	16
Total expenses	0	67	0	79	0	73
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	102	67	94	79	88	73
Net investment income (loss)	99	433	2	264	84	433
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(135)	(38)	316	891	41	69
Realized gain distributions	0	0	0	0	148	490
Net realized gain (loss) on investments	(135)	(38)	316	891	189	559
Unrealized appreciation (depreciation)	2,287	5,138	1,175	3,728	318	893
Net increase (decrease) in net assets from operations	$ 2,251	$ 5,533	$ 1,493	$ 4,883	$ 591	$ 1,885
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 91	$ 188	$ 267	$ 905	$ 557	$ 1,347
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	40	0	109	0	205	0
Administrative and other charges	3	0	7	0	14	0
Total expenses	43	0	116	0	219	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	19	0	91	0	130
Administrative and other charges	0	5	0	24	0	34
Total expenses	0	24	0	115	0	164
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	43	24	116	115	219	164
Net investment income (loss)	48	164	151	790	338	1,183
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	47	(57)	360	5	350
Realized gain distributions	37	166	203	680	489	1,056
Net realized gain (loss) on investments	48	213	146	1,040	494	1,406
Unrealized appreciation (depreciation)	334	516	1,218	3,417	2,155	4,733
Net increase (decrease) in net assets from operations	$ 430	$ 893	$ 1,515	$ 5,247	$ 2,987	$ 7,322
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 518	$ 2,170	$ 220	$ 1,311	$ 304	$ 1,269
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	192	0	90	0	109	0
Administrative and other charges	13	0	6	0	7	0
Total expenses	205	0	96	0	116	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	193	0	105	0	110
Administrative and other charges	0	52	0	29	0	28
Total expenses	0	245	0	134	0	138
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	205	245	96	134	116	138
Net investment income (loss)	313	1,925	124	1,177	188	1,131
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	116	601	67	375	99	504
Realized gain distributions	302	1,418	130	589	129	517
Net realized gain (loss) on investments	418	2,019	197	964	228	1,021
Unrealized appreciation (depreciation)	2,164	8,349	1,264	5,492	1,510	5,461
Net increase (decrease) in net assets from operations	$ 2,895	$ 12,293	$ 1,585	$ 7,633	$ 1,926	$ 7,613
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 185	$ 369	$ 176	$ 355	$ 1,059	$ 7,997	$ 9,728
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	118	0	464	700
Administrative and other charges	0	0	0	8	0	31	47
Total expenses	0	0	0	126	0	495	747
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	20	0	93	412
Administrative and other charges	0	0	0	7	0	31	137
Total expenses	0	0	0	27	0	124	549
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	86	773	1,042
Administrative and other charges	0	0	0	0	28	226	292
Total expenses	0	0	0	0	114	999	1,334
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	47	91	38	0	0	21	69
Administrative and other charges	9	18	8	0	0	4	14
Total expenses	56	109	46	0	0	25	83
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	56	109	46	153	114	1,643	2,713
Net investment income (loss)	129	260	130	202	945	6,354	7,015
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	57	135	78	608	1,687	3,278	6,853
Realized gain distributions	178	162	53	1,031	3,191	1,600	2,063
Net realized gain (loss) on investments	235	297	131	1,639	4,878	4,878	8,916
Unrealized appreciation (depreciation)	482	1,222	765	1,201	3,288	15,022	51,279
Net increase (decrease) in net assets from operations	$ 846	$ 1,779	$ 1,026	$ 3,042	$ 9,111	$ 26,254	$ 67,210
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 18,022	$ 8,348	$ 2,646	$ 337	$ 1,183	$ 208	$ 389
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	276	358	265	125	0	165	0
Administrative and other charges	18	24	18	8	0	11	0
Total expenses	294	382	283	133	0	176	0
Fidelity Income Advantage:
Mortality and expense risk charges	158	239	99	22	0	25	0
Administrative and other charges	53	80	33	8	0	8	0
Total expenses	211	319	132	30	0	33	0
Fidelity Personal Retirement:
Mortality and expense risk charges	503	805	265	0	99	0	75
Administrative and other charges	147	227	81	0	31	0	23
Total expenses	650	1,032	346	0	130	0	98
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	57	7	10	0	0	0	0
Administrative and other charges	11	1	2	0	0	0	0
Total expenses	68	8	12	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	8,595	0	0	0	0	0	0
Administrative and other charges	2,240	0	0	0	0	0	0
Total expenses	10,835	0	0	0	0	0	0
Total expenses	12,058	1,741	773	163	130	209	98
Net investment income (loss)	5,964	6,607	1,873	174	1,053	(1)	291
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	26,008	3,027	1,477	1,897	1,861	189	271
Realized gain distributions	4,112	1,582	693	144	519	1,300	2,363
Net realized gain (loss) on investments	30,120	4,609	2,170	2,041	2,380	1,489	2,634
Unrealized appreciation (depreciation)	87,378	51,863	22,877	120	4,370	2,625	5,174
Net increase (decrease) in net assets from operations	$ 123,462	$ 63,079	$ 26,920	$ 2,335	$ 7,803	$ 4,113	$ 8,099
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	UIF - Emerging Markets Equity	UIF - Emerging Markets Debt
Income:
Dividends	$ 58	$ 131	$ 104	$ 281	$ 0	$ 6,078
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	22	0	82	0	506	274
Administrative and other charges	2	0	5	0	34	18
Total expenses	24	0	87	0	540	292
Fidelity Income Advantage:
Mortality and expense risk charges	5	0	6	0	54	36
Administrative and other charges	1	0	2	0	18	12
Total expenses	6	0	8	0	72	48
Fidelity Personal Retirement:
Mortality and expense risk charges	0	11	0	45	76	263
Administrative and other charges	0	4	0	13	23	90
Total expenses	0	15	0	58	99	353
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	30	15	95	58	711	693
Net investment income (loss)	28	116	9	223	(711)	5,385
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	95	67	(397)	(557)	(11,186)	1,721
Realized gain distributions	0	0	12	31	0	0
Net realized gain (loss) on investments	95	67	(385)	(526)	(11,186)	1,721
Unrealized appreciation (depreciation)	386	956	1,866	3,679	32,834	28,035
Net increase (decrease) in net assets from operations	$ 509	$ 1,139	$ 1,490	$ 3,376	$ 20,937	$ 35,141
(In thousands)	Subaccounts Investing In:
	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity (b)	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Income:
Dividends	$ 712	$ 493	$ 0	$ 16
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	98	73	174	115
Administrative and other charges	6	5	12	8
Total expenses	104	78	186	123
Fidelity Income Advantage:
Mortality and expense risk charges	28	18	27	19
Administrative and other charges	10	6	11	7
Total expenses	38	24	38	26
Fidelity Personal Retirement:
Mortality and expense risk charges	29	13	0	0
Administrative and other charges	9	4	0	0
Total expenses	38	17	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0
Administrative and other charges	0	0	0	0
Total expenses	0	0	0	0
Total expenses	180	119	224	149
Net investment income (loss)	532	374	(224)	(133)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,179)	341	(942)	(945)
Realized gain distributions	0	0	0	6
Net realized gain (loss) on investments	(2,179)	341	(942)	(939)
Unrealized appreciation (depreciation)	5,945	1,695	5,308	3,515
Net increase (decrease) in net assets from operations	$ 4,298	$ 2,410	$ 4,142	$ 2,443

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2012

(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return (a)	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I. (a)	FTVIP - Global Bond Securities (a)	FTVIP - U.S. Government (a)
Income:
Dividends	$ 3,028	$ 227	$ 10,003	$ 5,135	$ 18,980	$ 653	$ 671	$ 478
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	293	5	392	383	425	8	8	11
Administrative and other charges	20	0	26	26	28	0	1	1
Total expenses	313	5	418	409	453	8	9	12
Fidelity Income Advantage:
Mortality and expense risk charges	23	2	21	37	28	1	1	1
Administrative and other charges	8	1	7	12	9	0	0	1
Total expenses	31	3	28	49	37	1	1	2
Fidelity Personal Retirement:
Mortality and expense risk charges	201	8	699	660	1,044	26	25	28
Administrative and other charges	63	3	236	220	342	8	8	9
Total expenses	264	11	935	880	1,386	34	33	37
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	608	19	1,381	1,338	1,876	43	43	51
Net investment income (loss)	2,420	208	8,622	3,797	17,104	610	628	427
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,870)	283	2,242	6,034	1,538	167	95	36
Realized gain distributions	1,923	535	0	29,074	16,329	131	17	0
Net realized gain (loss) on investments	53	818	2,242	35,108	17,867	298	112	36
Unrealized appreciation (depreciation)	28,956	(786)	17,253	(840)	28,871	1,114	2,310	(330)
Net increase (decrease) in net assets from operations	$ 31,429	$ 240	$ 28,117	$ 38,065	$ 63,842	$ 2,022	$ 3,050	$ 133

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2012 and 2011

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (2,829)	$ (3,401)	$ (741)	$ (1,033)	$ 7,264	$ 8,057	$ 19,864	$ 14,746
Net realized gain (loss) on investments	0	0	0	0	967	(3,899)	3,721	2,948
Unrealized appreciation (depreciation)	0	0	0	0	9,338	402	15,534	(10,751)
Net increase (decrease) in net assets from operations	(2,829)	(3,401)	(741)	(1,033)	17,569	4,560	39,119	6,943
Contract Transactions:
Payments received from contract owners	5,602	8,037	1,123,630	1,100,327	1,273	983	30,258	22,302
Transfers between sub-accounts and the fixed account, net	(4,400)	100,029	(929,805)	(794,424)	8,032	(10,270)	69,449	10,225
Contract benefits	(9,359)	(8,358)	(22,600)	(18,111)	(4,470)	(4,214)	(234)	(272)
Contract terminations	(94,870)	(127,805)	(221,086)	(222,712)	(7,193)	(7,259)	(10,661)	(6,252)
Contract maintenance charges	(117)	(138)	0	0	(25)	(27)	0	0
Other transfers (to) from FILI, net	2,063	(257)	196	(63)	87	(184)	6	(1)
Net increase (decrease) in net assets from contract transactions	(101,081)	(28,492)	(49,665)	65,017	(2,296)	(20,971)	88,818	26,002
Total increase (decrease) in net assets	(103,910)	(31,893)	(50,406)	63,984	15,273	(16,411)	127,937	32,945
Net Assets:
Beginning of period	474,198	506,091	797,469	733,485	133,678	150,089	237,550	204,605
End of period	$ 370,288	$ 474,198	$ 747,063	$ 797,469	$ 148,951	$ 133,678	$ 365,487	$ 237,550
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 9,176	$ 6,887	$ 4,638	$ 3,116	$ (906)	$ (1,834)	$ 321	$ 68
Net realized gain (loss) on investments	19,367	(13,730)	11,415	909	(10,125)	(11,644)	1,733	1,192
Unrealized appreciation (depreciation)	33,921	8,403	7,301	(3,630)	58,393	12,358	10,511	(2,304)
Net increase (decrease) in net assets from operations	62,464	1,560	23,354	395	47,362	(1,120)	12,565	(1,044)
Contract Transactions:
Payments received from contract owners	1,001	1,301	3,705	2,534	1,540	1,492	1,292	1,340
Transfers between sub-accounts and the fixed account, net	(23,303)	(26,738)	10,300	13,338	(24,409)	(24,088)	134	10,891
Contract benefits	(12,209)	(11,789)	(227)	(77)	(7,539)	(6,722)	(311)	(72)
Contract terminations	(20,336)	(23,073)	(4,907)	(5,353)	(18,420)	(19,262)	(1,945)	(2,988)
Contract maintenance charges	(85)	(90)	0	0	(95)	(102)	0	0
Other transfers (to) from FILI, net	(418)	(574)	6	4	(195)	(155)	3	9
Net increase (decrease) in net assets from contract transactions	(55,350)	(60,963)	8,877	10,446	(49,118)	(48,837)	(827)	9,180
Total increase (decrease) in net assets	7,114	(59,403)	32,231	10,841	(1,756)	(49,957)	11,738	8,136
Net Assets:
Beginning of period	403,287	462,690	135,566	124,725	350,138	400,095	89,083	80,947
End of period	$ 410,401	$ 403,287	$ 167,797	$ 135,566	$ 348,382	$ 350,138	$ 100,821	$ 89,083
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 755	$ 439	$ 399	$ 231	$ 1,721	$ 1,318
Net realized gain (loss) on investments	(5,762)	(4,760)	(3,215)	(2,794)	(2,902)	130
Unrealized appreciation (depreciation)	17,596	(10,928)	9,695	(6,239)	20,481	(24,167)
Net increase (decrease) in net assets from operations	12,589	(15,249)	6,879	(8,802)	19,300	(22,719)
Contract Transactions:
Payments received from contract owners	0	0	291	364	1,650	3,136
Transfers between sub-accounts and the fixed account, net	(6,791)	(6,977)	(5,359)	(6,257)	(7,571)	6,018
Contract benefits	(987)	(1,218)	(648)	(1,031)	(214)	(50)
Contract terminations	(2,873)	(3,388)	(1,581)	(2,397)	(3,802)	(5,356)
Contract maintenance charges	(16)	(20)	(10)	(15)	(3)	(6)
Other transfers (to) from FILI, net	(57)	(49)	(53)	(37)	(2)	14
Net increase (decrease) in net assets from contract transactions	(10,724)	(11,652)	(7,360)	(9,373)	(9,942)	3,756
Total increase (decrease) in net assets	1,865	(26,901)	(481)	(18,175)	9,358	(18,963)
Net Assets:
Beginning of period	68,423	95,324	38,254	56,429	100,387	119,350
End of period	$ 70,288	$ 68,423	$ 37,773	$ 38,254	$ 109,745	$ 100,387
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 4,806	$ 8,290	$ 11,310	$ 13,168	$ 1,761	$ 3,045	$ 1,217	$ 1,615
Net realized gain (loss) on investments	9,636	9,100	15,987	12,602	(266)	(1,605)	1,693	1,494
Unrealized appreciation (depreciation)	2,028	3,797	(602)	(204)	27,680	(10,561)	8,208	(6,131)
Net increase (decrease) in net assets from operations	16,470	21,187	26,695	25,566	29,175	(9,121)	11,118	(3,022)
Contract Transactions:
Payments received from contract owners	1,464	2,175	33,777	22,508	821	729	2,900	4,900
Transfers between sub-accounts and the fixed account, net	(11,973)	(16,254)	52,651	29,659	(9,866)	(12,889)	(220)	6,460
Contract benefits	(10,135)	(9,727)	(722)	(1,044)	(10,349)	(8,404)	(127)	0
Contract terminations	(17,663)	(19,039)	(18,930)	(19,926)	(13,415)	(12,868)	(4,974)	(4,259)
Contract maintenance charges	(57)	(62)	0	0	(54)	(59)	0	0
Other transfers (to) from FILI, net	(237)	(369)	(1)	4	(570)	(236)	2	(1)
Net increase (decrease) in net assets from contract transactions	(38,601)	(43,276)	66,775	31,201	(33,433)	(33,727)	(2,419)	7,100
Total increase (decrease) in net assets	(22,131)	(22,089)	93,470	56,767	(4,258)	(42,848)	8,699	4,078
Net Assets:
Beginning of period	348,146	370,235	444,312	387,545	263,731	306,579	90,737	86,659
End of period	$ 326,015	$ 348,146	$ 537,782	$ 444,312	$ 259,473	$ 263,731	$ 99,436	$ 90,737
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 11,446	$ 8,990	$ 445	$ 640	$ 371	$ 476
Net realized gain (loss) on investments	14,801	15,024	(461)	(1,012)	524	345
Unrealized appreciation (depreciation)	70,705	(15,197)	10,890	(5,566)	3,905	(3,355)
Net increase (decrease) in net assets from operations	96,952	8,817	10,874	(5,938)	4,800	(2,534)
Contract Transactions:
Payments received from contract owners	14,317	9,170	504	721	1,489	310
Transfers between sub-accounts and the fixed account, net	30,430	(10,321)	(3,845)	(5,054)	(1,963)	6,141
Contract benefits	(8,478)	(6,734)	(2,286)	(2,780)	(195)	(15)
Contract terminations	(22,612)	(26,055)	(3,681)	(3,629)	(2,575)	(1,292)
Contract maintenance charges	(79)	(82)	(19)	(22)	0	0
Other transfers (to) from FILI, net	(153)	94	(43)	(80)	0	3
Net increase (decrease) in net assets from contract transactions	13,425	(33,928)	(9,370)	(10,844)	(3,244)	5,147
Total increase (decrease) in net assets	110,377	(25,111)	1,504	(16,782)	1,556	2,613
Net Assets:
Beginning of period	631,447	656,558	78,604	95,386	32,345	29,732
End of period	$ 741,824	$ 631,447	$ 80,108	$ 78,604	$ 33,901	$ 32,345
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 4,161	$ 1,296	$ 6,299	$ 3,829	$ 1,065	$ 966	$ 8,942	$ 7,595
Net realized gain (loss) on investments	1,251	(4,269)	5,372	4,672	7,071	1,169	78,894	28,594
Unrealized appreciation (depreciation)	115,965	(24,723)	69,789	(24,677)	8,726	(8,323)	74,945	(95,655)
Net increase (decrease) in net assets from operations	121,377	(27,696)	81,460	(16,176)	16,862	(6,188)	162,781	(59,466)
Contract Transactions:
Payments received from contract owners	3,193	2,984	18,311	14,026	685	973	12,642	14,494
Transfers between sub-accounts and the fixed account, net	(47,135)	(62,693)	19,502	26,845	(2,007)	(6,578)	32,566	34,938
Contract benefits	(16,362)	(15,843)	(818)	(359)	(5,344)	(4,662)	(3,691)	(960)
Contract terminations	(37,123)	(39,515)	(17,153)	(19,282)	(5,108)	(6,655)	(61,966)	(67,956)
Contract maintenance charges	(200)	(214)	0	0	(21)	(23)	0	0
Other transfers (to) from FILI, net	(288)	(331)	(10)	10	27	(59)	(23)	16
Net increase (decrease) in net assets from contract transactions	(97,915)	(115,612)	19,832	21,240	(11,768)	(17,004)	(20,472)	(19,468)
Total increase (decrease) in net assets	23,462	(143,308)	101,292	5,064	5,094	(23,192)	142,309	(78,934)
Net Assets:
Beginning of period	810,642	953,950	500,602	495,538	123,829	147,021	1,182,160	1,261,094
End of period	$ 834,104	$ 810,642	$ 601,894	$ 500,602	$ 128,923	$ 123,829	$ 1,324,469	$ 1,182,160
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (15)	$ (91)	$ 128	$ (6)	$ 1,469	$ 919	$ 980	$ 481
Net realized gain (loss) on investments	119	(355)	892	(55)	(791)	(3,467)	960	389
Unrealized appreciation (depreciation)	2,823	7	4,086	(605)	15,962	3,481	4,390	(606)
Net increase (decrease) in net assets from operations	2,927	(439)	5,106	(666)	16,640	933	6,330	264
Contract Transactions:
Payments received from contract owners	71	54	1,229	591	430	371	2,149	1,071
Transfers between sub-accounts and the fixed account, net	4,608	(2,745)	7,909	(539)	1,453	(7,573)	11,622	3,787
Contract benefits	(407)	(349)	(59)	(60)	(3,914)	(2,962)	(161)	(72)
Contract terminations	(769)	(1,232)	(1,131)	(751)	(4,833)	(4,633)	(1,247)	(709)
Contract maintenance charges	(4)	(3)	0	0	(25)	(27)	0	0
Other transfers (to) from FILI, net	31	(12)	(1)	0	(34)	(83)	(3)	(1)
Net increase (decrease) in net assets from contract transactions	3,530	(4,287)	7,947	(759)	(6,923)	(14,907)	12,360	4,076
Total increase (decrease) in net assets	6,457	(4,726)	13,053	(1,425)	9,717	(13,974)	18,690	4,340
Net Assets:
Beginning of period	12,831	17,557	21,200	22,625	97,795	111,769	31,198	26,858
End of period	$ 19,288	$ 12,831	$ 34,253	$ 21,200	$ 107,512	$ 97,795	$ 49,888	$ 31,198
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (320)	$ (418)	$ 86	$ (42)	$ (822)	$ (2,489)	$ 874	$ (148)
Net realized gain (loss) on investments	500	(322)	3,312	2,274	32,972	11,788	22,332	2,260
Unrealized appreciation (depreciation)	10,643	1,284	5,977	(2,569)	12,337	(56,021)	14,136	(37,636)
Net increase (decrease) in net assets from operations	10,823	544	9,375	(337)	44,487	(46,722)	37,342	(35,524)
Contract Transactions:
Payments received from contract owners	292	251	1,955	833	865	1,575	4,268	8,797
Transfers between sub-accounts and the fixed account, net	2,045	3,118	12,347	17,302	(40,696)	(48,501)	(29,008)	(560)
Contract benefits	(2,080)	(1,169)	(152)	(23)	(8,379)	(8,645)	(241)	(309)
Contract terminations	(3,914)	(2,793)	(2,231)	(1,327)	(18,150)	(18,411)	(8,022)	(8,888)
Contract maintenance charges	(18)	(15)	0	0	(72)	(88)	0	0
Other transfers (to) from FILI, net	0	7	(2)	0	(136)	(432)	9	21
Net increase (decrease) in net assets from contract transactions	(3,675)	(601)	11,917	16,785	(66,568)	(74,502)	(32,994)	(939)
Total increase (decrease) in net assets	7,148	(57)	21,292	16,448	(22,081)	(121,224)	4,348	(36,463)
Net Assets:
Beginning of period	60,853	60,910	50,498	34,050	343,027	464,251	270,193	306,656
End of period	$ 68,001	$ 60,853	$ 71,790	$ 50,498	$ 320,946	$ 343,027	$ 274,541	$ 270,193
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (102)	$ 60	$ 192	$ 336	$ 433	$ 292	$ 967	$ 664
Net realized gain (loss) on investments	(1,002)	(3,648)	694	(969)	586	(467)	1,392	(90)
Unrealized appreciation (depreciation)	12,004	(1,082)	10,270	(3,691)	599	2,609	(104)	2,642
Net increase (decrease) in net assets from operations	10,900	(4,670)	11,156	(4,324)	1,618	2,434	2,255	3,216
Contract Transactions:
Payments received from contract owners	136	189	706	667	183	108	2,487	1,074
Transfers between sub-accounts and the fixed account, net	2,107	(5,561)	7,957	(43)	(2,601)	6,170	(6,877)	21,612
Contract benefits	(1,297)	(1,482)	(117)	(5)	(618)	(402)	(135)	0
Contract terminations	(1,968)	(2,647)	(1,912)	(2,034)	(1,748)	(743)	(1,713)	(874)
Contract maintenance charges	(10)	(10)	0	0	(15)	(14)	(20)	(8)
Other transfers (to) from FILI, net	13	(13)	(2)	1	22	13	(8)	1
Net increase (decrease) in net assets from contract transactions	(1,019)	(9,524)	6,632	(1,414)	(4,777)	5,132	(6,266)	21,805
Total increase (decrease) in net assets	9,881	(14,194)	17,788	(5,738)	(3,159)	7,566	(4,011)	25,021
Net Assets:
Beginning of period	43,338	57,532	41,124	46,862	26,682	19,116	42,820	17,799
End of period	$ 53,219	$ 43,338	$ 58,912	$ 41,124	$ 23,523	$ 26,682	$ 38,809	$ 42,820
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (547)	$ (693)	$ (175)	$ (183)	$ 128	$ 224	$ 602	$ 846
Net realized gain (loss) on investments	6,930	9,396	8,519	7,397	(5,047)	324	(2,967)	1,985
Unrealized appreciation (depreciation)	3,487	(17,497)	3,108	(16,685)	8,653	(8,845)	6,049	(10,589)
Net increase (decrease) in net assets from operations	9,870	(8,794)	11,452	(9,471)	3,734	(8,297)	3,684	(7,758)
Contract Transactions:
Payments received from contract owners	153	415	1,459	2,779	262	721	2,069	3,182
Transfers between sub-accounts and the fixed account, net	(15,911)	(13,648)	3,503	(4,790)	(25,076)	(4,529)	(16,814)	9,460
Contract benefits	(1,651)	(1,686)	(69)	(74)	(2,196)	(2,725)	(83)	(3)
Contract terminations	(2,398)	(4,244)	(2,743)	(2,194)	(4,616)	(5,405)	(3,174)	(3,554)
Contract maintenance charges	(31)	(49)	(15)	(31)	(43)	(89)	(19)	(59)
Other transfers (to) from FILI, net	30	(16)	(1)	11	56	54	(11)	(3)
Net increase (decrease) in net assets from contract transactions	(19,808)	(19,228)	2,134	(4,299)	(31,613)	(11,973)	(18,032)	9,023
Total increase (decrease) in net assets	(9,938)	(28,022)	13,586	(13,770)	(27,879)	(20,270)	(14,348)	1,265
Net Assets:
Beginning of period	64,087	92,109	70,785	84,555	116,665	136,935	96,552	95,287
End of period	$ 54,149	$ 64,087	$ 84,371	$ 70,785	$ 88,786	$ 116,665	$ 82,204	$ 96,552
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (224)	$ (371)	$ 153	$ (110)	$ 62	$ (58)	$ 256	$ 14
Net realized gain (loss) on investments	5,337	2,126	7,690	1,151	229	(1,728)	187	(970)
Unrealized appreciation (depreciation)	4,470	(594)	6,846	148	2,704	(1,083)	3,607	(2,718)
Net increase (decrease) in net assets from operations	9,583	1,161	14,689	1,189	2,995	(2,869)	4,050	(3,674)
Contract Transactions:
Payments received from contract owners	323	138	4,354	3,995	67	119	313	477
Transfers between sub-accounts and the fixed account, net	6,678	15,285	26,012	31,614	2,597	(3,256)	11,941	(3,646)
Contract benefits	(946)	(828)	(63)	0	(159)	(186)	0	0
Contract terminations	(2,125)	(1,661)	(3,397)	(1,167)	(443)	(599)	(825)	(516)
Contract maintenance charges	(25)	(45)	(14)	(38)	(14)	(15)	(10)	(10)
Other transfers (to) from FILI, net	63	(19)	1	0	11	12	3	(1)
Net increase (decrease) in net assets from contract transactions	3,968	12,870	26,893	34,404	2,059	(3,925)	11,422	(3,696)
Total increase (decrease) in net assets	13,551	14,031	41,582	35,593	5,054	(6,794)	15,472	(7,370)
Net Assets:
Beginning of period	46,834	32,803	63,726	28,133	10,884	17,678	12,218	19,588
End of period	$ 60,385	$ 46,834	$ 105,308	$ 63,726	$ 15,938	$ 10,884	$ 27,690	$ 12,218
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 143	$ 15	$ 451	$ 308	$ (47)	$ (30)	$ 27	$ 36
Net realized gain (loss) on investments	696	486	337	865	834	688	1,813	886
Unrealized appreciation (depreciation)	4,535	(3,528)	6,321	(5,099)	682	(899)	1,266	(1,272)
Net increase (decrease) in net assets from operations	5,374	(3,027)	7,109	(3,926)	1,469	(241)	3,106	(350)
Contract Transactions:
Payments received from contract owners	111	162	1,101	1,618	59	20	1,145	666
Transfers between sub-accounts and the fixed account, net	(6,632)	(2,630)	(5,213)	257	3,176	(6,334)	7,791	(8,519)
Contract benefits	(845)	(675)	(19)	(79)	(260)	(164)	0	(2)
Contract terminations	(978)	(2,016)	(1,735)	(1,564)	(322)	(326)	(454)	(905)
Contract maintenance charges	(10)	(26)	(5)	(20)	(8)	(10)	(10)	(12)
Other transfers (to) from FILI, net	13	(68)	0	5	27	6	2	1
Net increase (decrease) in net assets from contract transactions	(8,341)	(5,253)	(5,871)	217	2,672	(6,808)	8,474	(8,771)
Total increase (decrease) in net assets	(2,967)	(8,280)	1,238	(3,709)	4,141	(7,049)	11,580	(9,121)
Net Assets:
Beginning of period	31,582	39,862	40,592	44,301	6,865	13,914	13,369	22,490
End of period	$ 28,615	$ 31,582	$ 41,830	$ 40,592	$ 11,006	$ 6,865	$ 24,949	$ 13,369
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 370	$ 111	$ 1,386	$ 633	$ 3,838	$ 4,621	$ 32,616	$ 29,057
Net realized gain (loss) on investments	1,311	(528)	5,578	665	3,715	5,106	13,899	17,701
Unrealized appreciation (depreciation)	6,622	3,279	7,972	2,561	5,328	(4,633)	39,422	(20,476)
Net increase (decrease) in net assets from operations	8,303	2,862	14,936	3,859	12,881	5,094	85,937	26,282
Contract Transactions:
Payments received from contract owners	551	465	9,117	3,092	2,607	2,172	70,610	68,197
Transfers between sub-accounts and the fixed account, net	5,978	(3,797)	25,564	12,585	(4,767)	2,618	122,560	100,849
Contract benefits	(1,229)	(935)	(59)	(4)	(3,029)	(2,689)	(1,181)	(513)
Contract terminations	(2,195)	(1,812)	(3,374)	(2,145)	(6,502)	(6,760)	(30,598)	(20,713)
Contract maintenance charges	(14)	(12)	0	0	(25)	(25)	0	0
Other transfers (to) from FILI, net	(3)	9	0	6	(204)	(129)	3	4
Net increase (decrease) in net assets from contract transactions	3,088	(6,082)	31,248	13,534	(11,920)	(4,813)	161,394	147,824
Total increase (decrease) in net assets	11,391	(3,220)	46,184	17,393	961	281	247,331	174,106
Net Assets:
Beginning of period	46,797	50,017	74,345	56,952	139,754	139,473	754,252	580,146
End of period	$ 58,188	$ 46,797	$ 120,529	$ 74,345	$ 140,715	$ 139,754	$ 1,001,583	$ 754,252
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (39)	$ (49)	$ (16)	$ (17)	$ 17	$ 1	$ 267	$ 172
Net realized gain (loss) on investments	(171)	(162)	(169)	66	(584)	(109)	226	(394)
Unrealized appreciation (depreciation)	651	(353)	800	(819)	2,746	(1,308)	5,568	(3,033)
Net increase (decrease) in net assets from operations	441	(564)	615	(770)	2,179	(1,416)	6,061	(3,255)
Contract Transactions:
Payments received from contract owners	18	22	203	131	12	33	2,966	496
Transfers between sub-accounts and the fixed account, net	(344)	(1,327)	(768)	(839)	6,415	(2,161)	5,853	5
Contract benefits	(169)	(165)	(12)	0	(241)	(198)	(61)	(62)
Contract terminations	(216)	(135)	(188)	(190)	(391)	(582)	(746)	(616)
Contract maintenance charges	(1)	(2)	0	0	(5)	(5)	(4)	(2)
Other transfers (to) from FILI, net	(2)	(2)	0	(1)	0	(4)	1	2
Net increase (decrease) in net assets from contract transactions	(714)	(1,609)	(765)	(899)	5,790	(2,917)	8,009	(177)
Total increase (decrease) in net assets	(273)	(2,173)	(150)	(1,669)	7,969	(4,333)	14,070	(3,432)
Net Assets:
Beginning of period	4,524	6,697	6,664	8,333	9,625	13,958	22,731	26,163
End of period	$ 4,251	$ 4,524	$ 6,514	$ 6,664	$ 17,594	$ 9,625	$ 36,801	$ 22,731
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 71	$ 31	$ 197	$ 162	$ 99	$ 13	$ 433	$ 222
Net realized gain (loss) on investments	(850)	(1,117)	(935)	(1,271)	(135)	549	(38)	46
Unrealized appreciation (depreciation)	1,456	520	2,100	133	2,287	(970)	5,138	(1,075)
Net increase (decrease) in net assets from operations	677	(566)	1,362	(976)	2,251	(408)	5,533	(807)
Contract Transactions:
Payments received from contract owners	2	6	91	220	58	36	657	676
Transfers between sub-accounts and the fixed account, net	(1,348)	(2,501)	(2,930)	(2,225)	(2,679)	(3,041)	(419)	(4,987)
Contract benefits	(147)	(146)	(100)	(2)	(317)	(297)	(145)	(85)
Contract terminations	(213)	(214)	(1,316)	(623)	(607)	(889)	(2,375)	(1,398)
Contract maintenance charges	(1)	(2)	0	0	(3)	(4)	0	0
Other transfers (to) from FILI, net	13	(1)	0	(1)	(3)	(11)	1	0
Net increase (decrease) in net assets from contract transactions	(1,694)	(2,858)	(4,255)	(2,631)	(3,551)	(4,206)	(2,281)	(5,794)
Total increase (decrease) in net assets	(1,017)	(3,424)	(2,893)	(3,607)	(1,300)	(4,614)	3,252	(6,601)
Net Assets:
Beginning of period	5,837	9,261	11,967	15,574	13,110	17,724	28,158	34,759
End of period	$ 4,820	$ 5,837	$ 9,074	$ 11,967	$ 11,810	$ 13,110	$ 31,410	$ 28,158
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Net investment income (loss)	$ 2	$ (68)	$ 264	$ (41)	$ 84	$ 93	$ 433	$ 442
Net realized gain (loss) on investments	316	258	891	571	189	56	559	265
Unrealized appreciation (depreciation)	1,175	(346)	3,728	(1,337)	318	(77)	893	(340)
Net increase (decrease) in net assets from operations	1,493	(156)	4,883	(807)	591	72	1,885	367
Contract Transactions:
Payments received from contract owners	65	32	2,490	1,214	152	24	774	303
Transfers between sub-accounts and the fixed account, net	1,689	2,257	14,669	9,027	1,894	968	4,938	1,462
Contract benefits	(190)	(121)	(25)	0	(185)	(60)	0	(337)
Contract terminations	(500)	(135)	(926)	(743)	(380)	(849)	(839)	(3,739)
Contract maintenance charges	(2)	(2)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	3	(9)	(1)	1	7	3	(2)	1
Net increase (decrease) in net assets from contract transactions	1,065	2,022	16,207	9,499	1,486	84	4,871	(2,310)
Total increase (decrease) in net assets	2,558	1,866	21,090	8,692	2,077	156	6,756	(1,943)
Net Assets:
Beginning of period	8,485	6,619	22,177	13,485	9,591	9,435	28,303	30,246
End of period	$ 11,043	$ 8,485	$ 43,267	$ 22,177	$ 11,668	$ 9,591	$ 35,059	$ 28,303
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 48	$ 53	$ 164	$ 139	$ 151	$ 188	$ 790	$ 872
Net realized gain (loss) on investments	48	(32)	213	39	146	55	1,040	285
Unrealized appreciation (depreciation)	334	(53)	516	(242)	1,218	(366)	3,417	(1,403)
Net increase (decrease) in net assets from operations	430	(32)	893	(64)	1,515	(123)	5,247	(246)
Contract Transactions:
Payments received from contract owners	14	3	1,393	152	81	406	712	833
Transfers between sub-accounts and the fixed account, net	709	224	2,155	52	(886)	(1,314)	1,065	43
Contract benefits	(29)	(36)	0	0	(27)	(4)	0	0
Contract terminations	(340)	(479)	(717)	(514)	(1,282)	(1,257)	(4,203)	(3,686)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	0	(6)	(1)	0	(1)	1	1	0
Net increase (decrease) in net assets from contract transactions	353	(295)	2,830	(310)	(2,118)	(2,171)	(2,425)	(2,810)
Total increase (decrease) in net assets	783	(327)	3,723	(374)	(603)	(2,294)	2,822	(3,056)
Net Assets:
Beginning of period	4,940	5,267	8,618	8,992	15,014	17,308	46,201	49,257
End of period	$ 5,723	$ 4,940	$ 12,341	$ 8,618	$ 14,411	$ 15,014	$ 49,023	$ 46,201
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 338	$ 364	$ 1,183	$ 1,170	$ 313	$ 313	$ 1,925	$ 1,823
Net realized gain (loss) on investments	494	391	1,406	641	418	231	2,019	935
Unrealized appreciation (depreciation)	2,155	(1,081)	4,733	(2,251)	2,164	(1,013)	8,349	(4,371)
Net increase (decrease) in net assets from operations	2,987	(326)	7,322	(440)	2,895	(469)	12,293	(1,613)
Contract Transactions:
Payments received from contract owners	1,608	562	1,890	2,804	300	110	3,842	4,024
Transfers between sub-accounts and the fixed account, net	(1,528)	(232)	4,164	357	1,210	(270)	6,812	9,315
Contract benefits	(61)	(286)	(32)	(48)	(74)	(33)	0	(132)
Contract terminations	(3,272)	(1,504)	(3,430)	(3,187)	(1,664)	(999)	(4,564)	(4,805)
Contract maintenance charges	(7)	(7)	0	0	(6)	(6)	0	0
Other transfers (to) from FILI, net	2	1	(1)	(1)	(1)	(1)	1	20
Net increase (decrease) in net assets from contract transactions	(3,258)	(1,466)	2,591	(75)	(235)	(1,199)	6,091	8,422
Total increase (decrease) in net assets	(271)	(1,792)	9,913	(515)	2,660	(1,668)	18,384	6,809
Net Assets:
Beginning of period	28,585	30,377	61,744	62,259	23,240	24,908	92,725	85,916
End of period	$ 28,314	$ 28,585	$ 71,657	$ 61,744	$ 25,900	$ 23,240	$ 111,109	$ 92,725
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 124	$ 141	$ 1,177	$ 947	$ 188	$ 170	$ 1,131	$ 906
Net realized gain (loss) on investments	197	318	964	634	228	6	1,021	723
Unrealized appreciation (depreciation)	1,264	(760)	5,492	(3,084)	1,510	(675)	5,461	(3,301)
Net increase (decrease) in net assets from operations	1,585	(301)	7,633	(1,503)	1,926	(499)	7,613	(1,672)
Contract Transactions:
Payments received from contract owners	448	230	2,983	3,449	384	290	4,101	3,054
Transfers between sub-accounts and the fixed account, net	(663)	(1,147)	9,133	6,531	76	67	4,295	4,676
Contract benefits	0	(59)	(31)	(9)	(21)	(4)	(8)	0
Contract terminations	(495)	(728)	(1,060)	(1,702)	(435)	(374)	(1,206)	(1,102)
Contract maintenance charges	(4)	(4)	0	0	(5)	(5)	0	0
Other transfers (to) from FILI, net	(2)	1	(1)	1	1	1	(2)	(1)
Net increase (decrease) in net assets from contract transactions	(716)	(1,707)	11,024	8,270	0	(25)	7,180	6,627
Total increase (decrease) in net assets	869	(2,008)	18,657	6,767	1,926	(524)	14,793	4,955
Net Assets:
Beginning of period	11,282	13,290	48,490	41,723	12,903	13,427	47,581	42,626
End of period	$ 12,151	$ 11,282	$ 67,147	$ 48,490	$ 14,829	$ 12,903	$ 62,374	$ 47,581
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 129	$ 137	$ 260	$ 267	$ 130	$ 108
Net realized gain (loss) on investments	235	124	297	92	131	30
Unrealized appreciation (depreciation)	482	(259)	1,222	(430)	765	(334)
Net increase (decrease) in net assets from operations	846	2	1,779	(71)	1,026	(196)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	1,000	1,176	2,431	3,166	1,151	684
Contract benefits	(627)	(549)	(1,149)	(962)	(467)	(424)
Contract terminations	(40)	(59)	(22)	(122)	(199)	0
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	30	9	64	3	(26)	16
Net increase (decrease) in net assets from contract transactions	363	577	1,324	2,085	459	276
Total increase (decrease) in net assets	1,209	579	3,103	2,014	1,485	80
Net Assets:
Beginning of period	8,620	8,041	16,061	14,047	6,821	6,741
End of period	$ 9,829	$ 8,620	$ 19,164	$ 16,061	$ 8,306	$ 6,821
(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 202	$ (70)	$ 945	$ 113	$ 6,354	$ 6,237	$ 7,015	$ 9,408
Net realized gain (loss) on investments	1,639	963	4,878	1,464	4,878	4,464	8,916	9,613
Unrealized appreciation (depreciation)	1,201	(1,582)	3,288	(3,108)	15,022	(3,423)	51,279	(25,634)
Net increase (decrease) in net assets from operations	3,042	(689)	9,111	(1,531)	26,254	7,278	67,210	(6,613)
Contract Transactions:
Payments received from contract owners	66	178	2,745	2,207	23,916	24,631	32,913	35,082
Transfers between sub-accounts and the fixed account, net	(1,676)	1,208	644	4,728	86,823	127,618	55,530	91,092
Contract benefits	(392)	(288)	(45)	(65)	(2,539)	(2,259)	(8,858)	(7,924)
Contract terminations	(471)	(491)	(2,584)	(1,665)	(24,589)	(26,391)	(31,136)	(36,406)
Contract maintenance charges	(4)	(4)	0	0	(16)	(15)	(25)	(26)
Other transfers (to) from FILI, net	(23)	(14)	(6)	0	48	72	156	(66)
Net increase (decrease) in net assets from contract transactions	(2,500)	589	754	5,205	83,643	123,656	48,580	81,752
Total increase (decrease) in net assets	542	(100)	9,865	3,674	109,897	130,934	115,790	75,139
Net Assets:
Beginning of period	18,262	18,362	49,155	45,481	472,645	341,711	677,175	602,036
End of period	$ 18,804	$ 18,262	$ 59,020	$ 49,155	$ 582,542	$ 472,645	$ 792,965	$ 677,175
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 5,964	$ 4,767	$ 6,607	$ 6,370	$ 1,873	$ 1,814
Net realized gain (loss) on investments	30,120	29,674	4,609	4,854	2,170	2,604
Unrealized appreciation (depreciation)	87,378	(72,362)	51,863	(28,763)	22,877	(17,799)
Net increase (decrease) in net assets from operations	123,462	(37,921)	63,079	(17,539)	26,920	(13,381)
Contract Transactions:
Payments received from contract owners	14,722	18,126	21,169	21,353	4,330	7,316
Transfers between sub-accounts and the fixed account, net	35,835	74,832	9,371	41,846	(24,016)	26,241
Contract benefits	(6,580)	(3,554)	(3,480)	(4,102)	(2,406)	(1,776)
Contract terminations	(61,421)	(58,800)	(26,650)	(24,142)	(8,289)	(7,542)
Contract maintenance charges	(9)	(11)	(13)	(14)	(10)	(12)
Other transfers (to) from FILI, net	(98)	107	(263)	(173)	(211)	101
Net increase (decrease) in net assets from contract transactions	(17,551)	30,700	134	34,768	(30,602)	24,328
Total increase (decrease) in net assets	105,911	(7,221)	63,213	17,229	(3,682)	10,947
Net Assets:
Beginning of period	1,179,249	1,186,470	494,536	477,307	209,791	198,844
End of period	$ 1,285,160	$ 1,179,249	$ 557,749	$ 494,536	$ 206,109	$ 209,791
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 174	$ 56	$ 1,053	$ 351	$ (1)	$ 156	$ 291	$ 619
Net realized gain (loss) on investments	2,041	388	2,380	551	1,489	2,831	2,634	2,484
Unrealized appreciation (depreciation)	120	220	4,370	1,169	2,625	(6,342)	5,174	(8,501)
Net increase (decrease) in net assets from operations	2,335	664	7,803	2,071	4,113	(3,355)	8,099	(5,398)
Contract Transactions:
Payments received from contract owners	263	40	6,621	1,564	108	204	1,053	2,357
Transfers between sub-accounts and the fixed account, net	7,822	4,698	28,274	23,969	(4,895)	(13,481)	(7,250)	(1,226)
Contract benefits	(355)	(142)	(29)	0	(405)	(464)	(260)	0
Contract terminations	(635)	(396)	(1,977)	(428)	(1,260)	(1,162)	(1,845)	(1,177)
Contract maintenance charges	(74)	(4)	(11)	(13)	(11)	(27)	(5)	(20)
Other transfers (to) from FILI, net	28	8	10	0	(119)	45	1	(2)
Net increase (decrease) in net assets from contract transactions	7,049	4,204	32,888	25,092	(6,582)	(14,885)	(8,306)	(68)
Total increase (decrease) in net assets	9,384	4,868	40,691	27,163	(2,469)	(18,240)	(207)	(5,466)
Net Assets:
Beginning of period	12,555	7,687	40,835	13,672	25,309	43,549	45,823	51,289
End of period	$ 21,939	$ 12,555	$ 81,526	$ 40,835	$ 22,840	$ 25,309	$ 45,616	$ 45,823
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 28	$ 13	$ 116	$ 79	$ 9	$ (4)	$ 223	$ 239
Net realized gain (loss) on investments	95	135	67	153	(385)	2,088	(526)	1,187
Unrealized appreciation (depreciation)	386	(500)	956	(744)	1,866	(6,458)	3,679	(9,387)
Net increase (decrease) in net assets from operations	509	(352)	1,139	(512)	1,490	(4,374)	3,376	(7,961)
Contract Transactions:
Payments received from contract owners	5	4	217	329	99	157	803	1,356
Transfers between sub-accounts and the fixed account, net	1,330	104	3,944	856	(4,754)	(9,906)	(3,149)	(5,841)
Contract benefits	(87)	(71)	0	0	(124)	(181)	(31)	(118)
Contract terminations	(186)	(108)	(130)	(127)	(305)	(594)	(1,193)	(611)
Contract maintenance charges	(2)	(6)	(2)	(11)	(5)	(21)	(3)	(16)
Other transfers (to) from FILI, net	22	(8)	0	0	10	0	(3)	18
Net increase (decrease) in net assets from contract transactions	1,082	(85)	4,029	1,047	(5,079)	(10,545)	(3,576)	(5,212)
Total increase (decrease) in net assets	1,591	(437)	5,168	535	(3,589)	(14,919)	(200)	(13,173)
Net Assets:
Beginning of period	2,767	3,204	5,543	5,008	13,797	28,716	27,571	40,744
End of period	$ 4,358	$ 2,767	$ 10,711	$ 5,543	$ 10,208	$ 13,797	$ 27,371	$ 27,571
(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation		Invesco - Van Kampen Global Core Equity (b)
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ (711)	$ (302)	$ 5,385	$ 4,709	$ 532	$ 317	$ 374	$ 687
Net realized gain (loss) on investments	(11,186)	(11,714)	1,721	1,917	(2,179)	(5,467)	341	899
Unrealized appreciation (depreciation)	32,834	(19,726)	28,035	2,236	5,945	3,646	1,695	(4,612)
Net increase (decrease) in net assets from operations	20,937	(31,742)	35,141	8,862	4,298	(1,504)	2,410	(3,026)
Contract Transactions:
Payments received from contract owners	625	1,126	22,697	13,950	215	568	189	267
Transfers between sub-accounts and the fixed account, net	(19,018)	(39,515)	73,960	9,007	(3,851)	(10,573)	(2,791)	70
Contract benefits	(1,394)	(1,820)	(936)	(559)	(571)	(521)	(363)	(354)
Contract terminations	(4,921)	(8,433)	(6,395)	(4,341)	(1,376)	(1,949)	(889)	(894)
Contract maintenance charges	(21)	(26)	(10)	(8)	(2)	(3)	(2)	(3)
Other transfers (to) from FILI, net	(11)	89	5	(55)	(4)	(52)	(5)	(13)
Net increase (decrease) in net assets from contract transactions	(24,740)	(48,579)	89,321	17,994	(5,589)	(12,530)	(3,861)	(927)
Total increase (decrease) in net assets	(3,803)	(80,321)	124,462	26,856	(1,291)	(14,034)	(1,451)	(3,953)
Net Assets:
Beginning of period	122,690	203,011	166,236	139,380	34,614	48,648	20,941	24,894
End of period	$ 118,887	$ 122,690	$ 290,698	$ 166,236	$ 33,323	$ 34,614	$ 19,490	$ 20,941
(In thousands)	Subaccounts Investing In:
	WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity		CST - U.S. Equity Flex I
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/11
Operations:
Net investment income (loss)	$ (224)	$ (233)	$ (133)	$ (140)	$ (24)
Net realized gain (loss) on investments	(942)	(1,624)	(939)	(1,502)	(18,816)
Unrealized appreciation (depreciation)	5,308	1,847	3,515	402	18,203
Net increase (decrease) in net assets from operations	4,142	(10)	2,443	(1,240)	(637)
Contract Transactions:
Payments received from contract owners	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,567)	(1,979)	(1,350)	(1,378)	(11,408)
Contract benefits	(455)	(535)	(332)	(609)	(207)
Contract terminations	(1,042)	(1,348)	(452)	(1,130)	(441)
Contract maintenance charges	(8)	(9)	(4)	(5)	(2)
Other transfers (to) from FILI, net	8	(29)	(41)	(31)	1
Net increase (decrease) in net assets from contract transactions	(3,064)	(3,900)	(2,179)	(3,153)	(12,057)
Total increase (decrease) in net assets	1,078	(3,910)	264	(4,393)	(12,694)
Net Assets:
Beginning of period	25,412	29,322	17,523	21,916	12,694
End of period	$ 26,490	$ 25,412	$ 17,787	$ 17,523	$ 0

(b) Fund name change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2012 and 2011

(In thousands)	Subaccounts Investing In:
	CST - International Equity Flex III	Lazard - Retirement Emerging Markets		PVIT - Commodity Real Return (a)	PVIT - Low Duration
	12/31/11	12/31/12	12/31/11	12/31/12	12/31/12	12/31/11
Operations:
Net investment income (loss)	$ 446	$ 2,420	$ 3,528	$ 208	$ 8,622	$ 6,539
Net realized gain (loss) on investments	(1,457)	53	1,342	818	2,242	1,071
Unrealized appreciation (depreciation)	(2,273)	28,956	(42,716)	(786)	17,253	(4,685)
Net increase (decrease) in net assets from operations	(3,284)	31,429	(37,846)	240	28,117	2,925
Contract Transactions:
Payments received from contract owners	590	4,673	7,344	2,385	26,392	40,419
Transfers between sub-accounts and the fixed account, net	(17,591)	(9,832)	(33,191)	14,694	57,576	83,712
Contract benefits	(204)	(665)	(658)	(24)	(1,047)	(2,608)
Contract terminations	(1,058)	(5,898)	(8,134)	(120)	(28,189)	(28,532)
Contract maintenance charges	(3)	(11)	(14)	0	(6)	(7)
Other transfers (to) from FILI, net	(12)	66	(8)	2	(13)	18
Net increase (decrease) in net assets from contract transactions	(18,278)	(11,667)	(34,661)	16,937	54,713	93,002
Total increase (decrease) in net assets	(21,562)	19,762	(72,507)	17,177	82,830	95,927
Net Assets:
Beginning of period	21,562	151,788	224,295	0	491,312	395,385
End of period	$ 0	$ 171,550	$ 151,788	$ 17,177	$ 574,142	$ 491,312
(In thousands)	Subaccounts Investing In:
	PVIT - Real Return		PVIT - Total Return		Blackrock - Global Allocation V.I. (a)	FTVIP - Global Bond Securities (a)	FTVIP - U.S. Government (a)
	12/31/12	12/31/11	12/31/12	12/31/11	12/31/12	12/31/12	12/31/12
Operations:
Net investment income (loss)	$ 3,797	$ 4,791	$ 17,104	$ 12,523	$ 610	$ 628	$ 427
Net realized gain (loss) on investments	35,108	13,579	17,867	9,118	298	112	36
Unrealized appreciation (depreciation)	(840)	10,561	28,871	(5,562)	1,114	2,310	(330)
Net increase (decrease) in net assets from operations	38,065	28,931	63,842	16,079	2,022	3,050	133
Contract Transactions:
Payments received from contract owners	48,980	46,588	68,523	49,911	7,977	12,178	13,308
Transfers between sub-accounts and the fixed account, net	93,824	137,212	165,697	111,987	36,013	42,438	35,187
Contract benefits	(768)	(1,145)	(1,584)	(1,739)	(25)	(6)	(26)
Contract terminations	(14,004)	(10,076)	(26,593)	(24,011)	(229)	(447)	(771)
Contract maintenance charges	(10)	(7)	(10)	(8)	0	0	0
Other transfers (to) from FILI, net	19	31	(118)	55	4	1	6
Net increase (decrease) in net assets from contract transactions	128,041	172,603	205,915	136,195	43,740	54,164	47,704
Total increase (decrease) in net assets	166,106	201,534	269,757	152,274	45,762	57,214	47,837
Net Assets:
Beginning of period	403,892	202,358	607,713	455,439	0	0	0
End of period	$ 569,998	$ 403,892	$ 877,470	$ 607,713	$ 45,762	$ 57,214	$ 47,837

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Effective March 31, 2009, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit was closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")
Franklin Templeton Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2012, Blackrock and Franklin Templeton were added as fund groups and the following underlying funds were added and commenced operations effective April 30, 2012:

Blackrock - Global Allocation V.I.
FTVIP - Global Bond Securities
FTVIP - Global U.S. Government
PVIT - Commodity Real Return

During 2012, the following underlying fund was renamed:

Old Name	New Name
Invesco - Van Kampen Global Value Equity	Invesco - Van Kampen Global Core Equity

Effective October 21, 2011, the CST U.S. Equity Flex I and CST International Flex III funds were liquidated and closed. Any policyholders with remaining shares in the funds were transferred to the VIP Money Market Portfolio.

As of December 31, 2012, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $95,260,000 and 3,796,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

• Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

• Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

• Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. The Account had no Level 3 activity during 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Adoption of New Accounting Pronouncements

In May 2011, the FASB issued amended guidance that clarifies and changes fair value measurements and disclosures. Although the amended guidance is largely consistent with existing fair value measurement principles under GAAP, the amendment expands existing disclosure requirements for fair value measurements and amends certain fair value principles. The amended guidance is effective beginning January 1, 2012. The account adopted this guidance effective January 1, 2012. Adoption of this guidance did not have a material impact on the financial statements.

In January 2010, the Financial Accounting Standards Board ("FASB") issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. The updated guidance also clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Account adopted the effective portions of this guidance on January 1, 2010. The account adopted the required disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity is effective January 1, 2011. Adoption of this guidance did not have a material impact on the financial statements.

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2012 were 0.045% to 0.81% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2012:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 67,926	$ 171,767
VIP - Money Market Investor Class	414,669	465,155
VIP - High Income	26,122	21,156
VIP - High Income Investor Class	169,312	60,631
VIP - Equity-Income	42,822	62,967
VIP - Equity-Income Investor Class	44,069	20,599
VIP - Growth	4,442	54,461
VIP - Growth Investor Class	19,756	20,262
VIP - Overseas	1,793	11,533
VIP - Overseas, Class R	2,300	9,138
VIP - Overseas, Class R Investor Class	13,892	21,762
VIP - Investment Grade Bond	31,664	56,650
VIP - Investment Grade Bond Investor Class	146,296	54,401
VIP - Asset Manager	9,850	39,644
VIP - Asset Manager Investor Class	18,839	19,314
VIP - Index 500	143,617	109,986
VIP - Asset Manager: Growth	2,791	11,425

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 6,577	$ 9,328
VIP - Contrafund	17,293	111,039
VIP - Contrafund Investor Class	81,951	55,819
VIP - Balanced	18,601	22,909
VIP - Balanced Investor Class	148,878	97,971
VIP - Dynamic Capital Appreciation	8,579	5,064
VIP - Dynamic Capital Appreciation Investor Class	18,440	10,365
VIP - Growth & Income	8,566	13,988
VIP - Growth & Income Investor Class	21,832	8,468
VIP - Growth Opportunities	14,960	18,955
VIP - Growth Opportunities Investor Class	35,323	23,320
VIP - Mid Cap	30,212	72,367
VIP - Mid Cap Investor Class	42,469	52,992
VIP - Value Strategies	7,596	8,719
VIP - Value Strategies Investor Class	18,931	12,106
VIP - Utilities	9,408	13,732
VIP - Utilities Investor Class	18,843	24,114
VIP - Technology	19,814	32,674
VIP - Technology Investor Class	38,222	27,742
VIP - Energy	13,462	44,946
VIP - Energy Investor Class	17,408	34,837
VIP - Health Care	19,510	12,263
VIP - Health Care Investor Class	49,643	17,098
VIP - Financial Services	12,663	10,541
VIP - Financial Services Investor Class	21,269	9,591
VIP - Industrials	2,903	11,103
VIP - Industrials Investor Class	13,477	18,897
VIP - Consumer Discretionary	8,019	4,977
VIP - Consumer Discretionary Investor Class	18,922	9,548
VIP - Real Estate	18,782	14,265
VIP - Real Estate Investor Class	55,772	20,978
VIP - Strategic Income	19,676	26,159
VIP - Strategic Income Investor Class	259,169	54,508
VIP - Growth Strategies	1,133	1,886
VIP - Growth Strategies Investor Class	4,173	4,954
VIP - International Capital Appreciation, Class R	9,960	4,152
VIP - International Capital Appreciation, Class R Investor Class	14,387	6,112
VIP - Value Leaders	740	2,362
VIP - Value Leaders Investor Class	1,644	5,702
VIP - Value	2,430	5,882
VIP - Value Investor Class	7,914	9,762
VIP - Growth Stock	5,227	4,161
VIP - Growth Stock Investor Class	24,870	8,399
VIP - Freedom Income	4,237	2,518
VIP - Freedom Income Investor Class	9,325	3,530
VIP - Freedom 2005	1,492	1,053
VIP - Freedom 2005 Investor Class	7,677	4,516
VIP - Freedom 2010	1,509	3,272
VIP - Freedom 2010 Investor Class	6,813	7,769
VIP - Freedom 2015	5,725	8,156
VIP - Freedom 2015 Investor Class	13,661	8,832

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 5,926	$ 5,547
VIP - Freedom 2020 Investor Class	21,511	12,057
VIP - Freedom 2025	1,678	2,140
VIP - Freedom 2025 Investor Class	17,435	4,645
VIP - Freedom 2030	1,591	1,274
VIP - Freedom 2030 Investor Class	13,987	5,159
VIP - Freedom Lifetime Income I	1,658	990
VIP - Freedom Lifetime Income II	4,845	3,099
VIP - Freedom Lifetime Income III	1,622	970
VIP - Disciplined Small Cap	5,936	7,202
VIP - Disciplined Small Cap Investor Class	22,433	17,543
VIP - FundsManager 20%	138,000	46,405
VIP - FundsManager 50%	140,593	82,916
VIP - FundsManager 60%	118,711	126,222
VIP - FundsManager 70%	83,769	75,445
VIP - FundsManager 85%	30,176	58,213
VIP - Consumer Staples	19,238	11,852
VIP - Consumer Staples Investor Class	47,248	12,788
VIP - Materials	6,139	11,421
VIP - Materials Investor Class	15,363	21,016
VIP - Telecommunications	4,211	3,102
VIP - Telecommunications Investor Class	7,412	3,267
VIP - Emerging Markets	2,648	7,706
VIP - Emerging Markets Investor Class	8,887	12,209
UIF - Emerging Markets Equity	11,064	36,516
UIF - Emerging Markets Debt	117,956	23,249
UIF - Global Tactical Asset Allocation	4,040	9,097
Invesco - Van Kampen Global Core Equity (b)	2,539	6,024
WFAF - Advantage VT Discovery	133	3,421
WFAF - Advantage VT Opportunity	137	2,443
Lazard - Retirement Emerging Markets	44,647	51,965
PVIT - Commodity Real Return (a)	20,337	2,657
PVIT - Low Duration	154,594	91,259
PVIT - Real Return	221,946	61,035
PVIT - Total Return	285,055	45,695
Blackrock - Global Allocation V.I. (a)	47,471	2,990
FTVIP - Global Bond Securities (a)	57,159	2,350
FTVIP - U.S. Government (a)	60,443	12,311

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2012:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	370,383	$ 370,383	$ 1.00
VIP - Money Market Investor Class	747,066	747,066	1.00
VIP - High Income	25,636	286,661	5.81
VIP - High Income Investor Class	63,124	375,254	5.79
VIP - Equity-Income	20,581	512,001	19.94
VIP - Equity-Income Investor Class	8,436	199,192	19.89
VIP - Growth	8,285	424,540	42.05
VIP - Growth Investor Class	2,403	99,215	41.95

(a) New Fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	4,368	$ 109,653	$ 16.09
VIP - Overseas, Class R	2,354	55,587	16.05
VIP - Overseas, Class R Investor Class	6,842	145,516	16.04
VIP - Investment Grade Bond	24,962	333,717	13.06
VIP - Investment Grade Bond Investor Class	41,336	540,852	13.01
VIP - Asset Manager	17,104	285,915	15.17
VIP - Asset Manager Investor Class	6,581	99,662	15.11
VIP - Index 500	5,119	770,823	144.92
VIP - Asset Manager: Growth	5,291	86,815	15.14
VIP - Asset Manager: Growth Investor Class	2,248	33,924	15.08
VIP - Contrafund	31,547	885,297	26.44
VIP - Contrafund Investor Class	22,842	657,875	26.35
VIP - Balanced	8,180	129,005	15.76
VIP - Balanced Investor Class	84,469	1,231,434	15.68
VIP - Dynamic Capital Appreciation	1,925	19,109	10.02
VIP - Dynamic Capital Appreciation Investor Class	3,422	33,339	10.01
VIP - Growth & Income	7,368	120,228	14.59
VIP - Growth & Income Investor Class	3,429	50,456	14.55
VIP - Growth Opportunities	3,119	68,588	21.80
VIP - Growth Opportunities Investor Class	3,305	68,631	21.72
VIP - Mid Cap	10,506	336,344	30.55
VIP - Mid Cap Investor Class	9,013	300,555	30.46
VIP - Value Strategies	4,790	65,058	11.11
VIP - Value Strategies Investor Class	5,327	63,812	11.06
VIP - Utilities	2,062	27,023	11.41
VIP - Utilities Investor Class	3,416	40,789	11.36
VIP - Technology	5,242	59,714	10.33
VIP - Technology Investor Class	8,223	91,965	10.26
VIP - Energy	4,544	115,303	19.54
VIP - Energy Investor Class	4,216	104,541	19.50
VIP - Health Care	3,893	56,114	15.51
VIP - Health Care Investor Class	6,825	98,568	15.43
VIP - Financial Services	2,261	27,299	7.05
VIP - Financial Services Investor Class	3,939	34,597	7.03
VIP - Industrials	1,695	27,167	16.88
VIP - Industrials Investor Class	2,488	40,425	16.81
VIP - Consumer Discretionary	773	10,736	14.24
VIP - Consumer Discretionary Investor Class	1,756	24,263	14.21
VIP - Real Estate	3,379	77,357	17.22
VIP - Real Estate Investor Class	7,028	125,572	17.15
VIP - Strategic Income	11,966	135,748	11.76
VIP - Strategic Income Investor Class	85,386	981,904	11.73
VIP - Growth Strategies	464	5,326	9.16
VIP - Growth Strategies Investor Class	717	7,569	9.09
VIP - International Capital Appreciation, Class R	1,675	20,711	10.50
VIP - International Capital Appreciation, Class R Investor Class	3,528	40,946	10.43
VIP - Value Leaders	468	7,134	10.30
VIP - Value Leaders Investor Class	884	12,720	10.27
VIP - Value	937	13,358	12.60
VIP - Value Investor Class	2,495	33,344	12.59

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	690	$ 10,505	$ 16.01
VIP - Growth Stock Investor Class	2,721	40,675	15.90
VIP - Freedom Income	1,104	12,019	10.57
VIP - Freedom Income Investor Class	3,292	35,255	10.65
VIP - Freedom 2005	542	6,372	10.56
VIP - Freedom 2005 Investor Class	1,210	13,118	10.20
VIP - Freedom 2010	1,292	15,321	11.15
VIP - Freedom 2010 Investor Class	4,638	51,167	10.57
VIP - Freedom 2015	2,524	30,193	11.22
VIP - Freedom 2015 Investor Class	6,930	74,963	10.34
VIP - Freedom 2020	2,310	27,718	11.21
VIP - Freedom 2020 Investor Class	10,893	116,571	10.20
VIP - Freedom 2025	1,085	13,403	11.20
VIP - Freedom 2025 Investor Class	6,426	67,792	10.45
VIP - Freedom 2030	1,363	17,196	10.88
VIP - Freedom 2030 Investor Class	6,237	65,718	10.00
VIP - Freedom Lifetime Income I	958	10,200	10.26
VIP - Freedom Lifetime Income II	1,850	20,587	10.36
VIP - Freedom Lifetime Income III	832	9,243	9.99
VIP - Disciplined Small Cap	1,563	18,712	12.03
VIP - Disciplined Small Cap Investor Class	4,914	58,394	12.01
VIP - FundsManager 20%	52,528	564,314	11.09
VIP - FundsManager 50%	74,736	770,596	10.61
VIP - FundsManager 60%	123,099	1,126,740	10.44
VIP - FundsManager 70%	55,552	573,740	10.04
VIP - FundsManager 85%	21,402	222,253	9.63
VIP - Consumer Staples	1,564	21,171	14.03
VIP - Consumer Staples Investor Class	5,827	75,362	13.99
VIP - Materials	1,721	22,179	13.27
VIP - Materials Investor Class	3,438	44,998	13.27
VIP - Telecommunications	470	4,488	9.27
VIP - Telecommunications Investor Class	1,162	10,681	9.22
VIP - Emerging Markets	1,167	11,869	8.75
VIP - Emerging Markets Investor Class	3,143	30,108	8.71
UIF - Emerging Markets Equity	7,910	171,901	15.03
UIF - Emerging Markets Debt	30,536	266,315	9.52
UIF - Global Tactical Asset Allocation	3,489	47,149	9.55
Invesco - Van Kampen Global Core Equity (b)	2,585	18,715	7.54
WFAF - Advantage VT Discovery	1,053	33,548	25.16
WFAF - Advantage VT Opportunity	887	24,658	20.05
Lazard - Retirement Emerging Markets	7,801	193,037	21.99
PVIT - Commodity Real Return (a)	2,409	17,963	7.13
PVIT - Low Duration	53,260	561,758	10.78
PVIT - Real Return	40,000	560,035	14.25
PVIT - Total Return	75,972	862,172	11.55
Blackrock - Global Allocation V.I. (a)	2,848	44,648	16.07
FTVIP - Global Bond Securities (a)	2,939	54,904	19.47
FTVIP - U.S. Government (a)	3,594	48,167	13.31

(a) New Fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2012 and 2011 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Money Market
Units Issued	9,856	16,444	512	1,132
Units Redeemed	(14,183)	(18,021)	(886)	(875)
Net Increase (Decrease)	(4,327)	(1,577)	(374)	257
VIP - High Income
Units Issued	645	616	114	134
Units Redeemed	(646)	(1,029)	(169)	(255)
Net Increase (Decrease)	(1)	(413)	(55)	(121)
VIP - Equity-Income
Units Issued	144	254	19	36
Units Redeemed	(886)	(1,167)	(147)	(157)
Net Increase (Decrease)	(742)	(913)	(128)	(121)
VIP - Growth
Units Issued	128	276	12	41
Units Redeemed	(767)	(977)	(78)	(104)
Net Increase (Decrease)	(639)	(701)	(66)	(63)
VIP - Overseas
Units Issued	1	5	0	0
Units Redeemed	(297)	(304)	(21)	(23)
Net Increase (Decrease)	(296)	(299)	(21)	(23)
VIP - Overseas, Class R
Units Issued	194	423	11	74
Units Redeemed	(692)	(1,018)	(95)	(182)
Net Increase (Decrease)	(498)	(595)	(84)	(108)
VIP - Investment Grade Bond
Units Issued	829	1,376	87	132
Units Redeemed	(1,601)	(2,343)	(311)	(377)
Net Increase (Decrease)	(772)	(967)	(224)	(245)
VIP - Asset Manager
Units Issued	111	179	17	34
Units Redeemed	(737)	(892)	(191)	(153)
Net Increase (Decrease)	(626)	(713)	(174)	(119)
VIP - Index 500
Units Issued	602	709	130	43
Units Redeemed	(1,343)	(1,969)	(247)	(213)
Net Increase (Decrease)	(741)	(1,260)	(117)	(170)
VIP - Asset Manager: Growth
Units Issued	56	142	11	3
Units Redeemed	(352)	(497)	(77)	(74)
Net Increase (Decrease)	(296)	(355)	(66)	(71)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Contrafund
Units Issued	679	909	56	78
Units Redeemed	(2,467)	(3,163)	(251)	(334)
Net Increase (Decrease)	(1,788)	(2,254)	(195)	(256)
VIP - Balanced
Units Issued	649	916	105	116
Units Redeemed	(1,074)	(1,526)	(256)	(397)
Net Increase (Decrease)	(425)	(610)	(151)	(281)
VIP - Dynamic Capital Appreciation
Units Issued	490	95	100	6
Units Redeemed	(325)	(327)	(53)	(62)
Net Increase (Decrease)	165	(232)	47	(56)
VIP - Growth & Income
Units Issued	394	284	64	18
Units Redeemed	(653)	(958)	(157)	(162)
Net Increase (Decrease)	(259)	(674)	(93)	(144)
VIP - Growth Opportunities
Units Issued	1,287	1,321	241	203
Units Redeemed	(1,514)	(1,382)	(279)	(214)
Net Increase (Decrease)	(227)	(61)	(38)	(11)
VIP - Mid Cap
Units Issued	391	1,082	41	83
Units Redeemed	(2,693)	(3,637)	(365)	(471)
Net Increase (Decrease)	(2,302)	(2,555)	(324)	(388)
VIP - Value Strategies
Units Issued	551	382	104	90
Units Redeemed	(609)	(965)	(133)	(143)
Net Increase (Decrease)	(58)	(583)	(29)	(53)
VIP - Utilities
Units Issued	782	807	154	169
Units Redeemed	(1,036)	(509)	(221)	(102)
Net Increase (Decrease)	(254)	298	(67)	67
VIP - Technology
Units Issued	1,245	2,229	160	209
Units Redeemed	(2,524)	(3,387)	(200)	(427)
Net Increase (Decrease)	(1,279)	(1,158)	(40)	(218)
VIP - Energy
Units Issued	779	1,814	82	252
Units Redeemed	(1,920)	(2,318)	(268)	(269)
Net Increase (Decrease)	(1,141)	(504)	(186)	(17)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Health Care
Units Issued	1,237	2,324	212	333
Units Redeemed	(1,077)	(1,718)	(140)	(185)
Net Increase (Decrease)	160	606	72	148
VIP - Financial Services
Units Issued	1,545	1,007	281	74
Units Redeemed	(1,430)	(1,332)	(157)	(200)
Net Increase (Decrease)	115	(325)	124	(126)
VIP - Industrials
Units Issued	181	695	29	113
Units Redeemed	(504)	(950)	(65)	(150)
Net Increase (Decrease)	(323)	(255)	(36)	(37)
VIP - Consumer Discretionary
Units Issued	481	362	131	39
Units Redeemed	(369)	(815)	(66)	(106)
Net Increase (Decrease)	112	(453)	65	(67)
VIP - Real Estate
Units Issued	1,007	707	112	70
Units Redeemed	(894)	(988)	(96)	(115)
Net Increase (Decrease)	113	(281)	16	(45)
VIP - Strategic Income
Units Issued	1,456	2,560	116	201
Units Redeemed	(1,988)	(2,762)	(287)	(313)
Net Increase (Decrease)	(532)	(202)	(171)	(112)
VIP - Growth Strategies
Units Issued	105	234	14	31
Units Redeemed	(146)	(373)	(38)	(34)
Net Increase (Decrease)	(41)	(139)	(24)	(3)
VIP - International Capital Appreciation, Class R
Units Issued	800	249	49	9
Units Redeemed	(373)	(460)	(36)	(42)
Net Increase (Decrease)	427	(211)	13	(33)
VIP - Value Leaders
Units Issued	39	108	30	10
Units Redeemed	(213)	(371)	(32)	(41)
Net Increase (Decrease)	(174)	(263)	(2)	(31)
VIP - Value
Units Issued	173	356	74	65
Units Redeemed	(481)	(692)	(79)	(118)
Net Increase (Decrease)	(308)	(336)	(5)	(53)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Growth Stock
Units Issued	466	539	34	63
Units Redeemed	(395)	(404)	(28)	(44)
Net Increase (Decrease)	71	135	6	19
VIP - Freedom Income
Units Issued	329	454	0	0
Units Redeemed	(212)	(448)	0	0
Net Increase (Decrease)	117	6	0	0
VIP - Freedom 2005
Units Issued	110	108	0	0
Units Redeemed	(83)	(132)	0	0
Net Increase (Decrease)	27	(24)	0	0
VIP - Freedom 2010
Units Issued	92	172	0	0
Units Redeemed	(252)	(341)	0	0
Net Increase (Decrease)	(160)	(169)	0	0
VIP - Freedom 2015
Units Issued	405	474	0	0
Units Redeemed	(654)	(588)	0	0
Net Increase (Decrease)	(249)	(114)	0	0
VIP - Freedom 2020
Units Issued	445	363	0	0
Units Redeemed	(462)	(461)	0	0
Net Increase (Decrease)	(17)	(98)	0	0
VIP - Freedom 2025
Units Issued	122	157	0	0
Units Redeemed	(174)	(287)	0	0
Net Increase (Decrease)	(52)	(130)	0	0
VIP - Freedom 2030
Units Issued	105	213	0	0
Units Redeemed	(103)	(219)	0	0
Net Increase (Decrease)	2	(6)	0	0
VIP - Disciplined Small Cap
Units Issued	504	1,145	82	128
Units Redeemed	(744)	(1,128)	(86)	(113)
Net Increase (Decrease)	(240)	17	(4)	15

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
VIP - Funds Manager 20%
Units Issued	1,038	2,450	224	264
Units Redeemed	(1,024)	(2,189)	(253)	(265)
Net Increase (Decrease)	14	261	(29)	(1)
VIP - Funds Manager 50%
Units Issued	1,155	2,281	195	467
Units Redeemed	(1,488)	(2,653)	(600)	(760)
Net Increase (Decrease)	(333)	(372)	(405)	(293)
VIP - Funds Manager 60%
Units Issued	710	1,618	178	299
Units Redeemed	(1,017)	(1,466)	(402)	(463)
Net Increase (Decrease)	(307)	152	(224)	(164)
VIP - Funds Manager 70%
Units Issued	503	956	151	264
Units Redeemed	(1,124)	(1,504)	(513)	(705)
Net Increase (Decrease)	(621)	(548)	(362)	(441)
VIP - Funds Manager 85%
Units Issued	257	528	80	237
Units Redeemed	(796)	(1,017)	(465)	(405)
Net Increase (Decrease)	(539)	(489)	(385)	(168)
VIP - Consumer Staples
Units Issued	1,397	677	225	102
Units Redeemed	(984)	(384)	(115)	(55)
Net Increase (Decrease)	413	293	110	47
VIP - Materials
Units Issued	514	1,103	42	192
Units Redeemed	(901)	(2,269)	(156)	(194)
Net Increase (Decrease)	(387)	(1,166)	(114)	(2)
VIP - Telecommunications
Units Issued	386	364	71	116
Units Redeemed	(306)	(420)	(47)	(101)
Net Increase (Decrease)	80	(56)	24	15
VIP - Emerging Markets
Units Issued	429	919	30	38
Units Redeemed	(1,045)	(1,991)	(92)	(193)
Net Increase (Decrease)	(616)	(1,072)	(62)	(155)
UIF - Emerging Markets Equity
Units Issued	160	201	22	14
Units Redeemed	(814)	(1,270)	(77)	(148)
Net Increase (Decrease)	(654)	(1,069)	(55)	(134)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
UIF - Emerging Markets Debt
Units Issued	571	383	76	37
Units Redeemed	(413)	(606)	(43)	(86)
Net Increase (Decrease)	158	(223)	33	(49)
UIF - Global Tactical Asset Allocation
Units Issued	70	60	10	2
Units Redeemed	(252)	(499)	(65)	(69)
Net Increase (Decrease)	(182)	(439)	(55)	(67)
Invesco - Van Kampen Global Core Equity (b)
Units Issued	27	161	1	22
Units Redeemed	(152)	(320)	(36)	(49)
Net Increase (Decrease)	(125)	(159)	(35)	(27)
WFAF - Advantage VT Discovery
Units Issued	0	1	0	0
Units Redeemed	(107)	(149)	(20)	(28)
Net Increase (Decrease)	(107)	(148)	(20)	(28)
WFAF - Advantage VT Opportunity
Units Issued	0	0	0	0
Units Redeemed	(74)	(117)	(16)	(16)
Net Increase (Decrease)	(74)	(117)	(16)	(16)
CST - U.S Equity Flex I
Units Issued	0	0	0	0
Units Redeemed	0	(1,010)	0	(182)
Net Increase (Decrease)	0	(1,010)	0	(182)
CST - International Equity Flex III
Units Issued	0	218	0	15
Units Redeemed	0	(1,465)	0	(189)
Net Increase (Decrease)	0	(1,247)	0	(174)
Lazard - Retirement Emerging Markets
Units Issued	1,090	1,087	97	118
Units Redeemed	(1,745)	(2,840)	(151)	(240)
Net Increase (Decrease)	(655)	(1,753)	(54)	(122)

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2012	2011	2012	2011
PVIT- Commodity Real Return (a)
Units Issued	153	0	86	0
Units Redeemed	(64)	0	(65)	0
Net Increase (Decrease)	89	0	21	0
PVIT- Low Duration
Units Issued	1,882	3,187	99	204
Units Redeemed	(1,781)	(2,541)	(168)	(127)
Net Increase (Decrease)	101	646	(69)	77
PVIT- Real Return
Units Issued	2,493	3,209	226	324
Units Redeemed	(2,082)	(1,413)	(207)	(87)
Net Increase (Decrease)	411	1,796	19	237
PVIT- Total Return
Units Issued	2,043	2,726	185	171
Units Redeemed	(1,536)	(2,308)	(89)	(131)
Net Increase (Decrease)	507	418	96	40
Blackrock- Global Allocation V.I. (a)
Units Issued	270	0	40	0
Units Redeemed	(79)	0	(22)	0
Net Increase (Decrease)	191	0	18	0
FTVIP- Global Bond Securities (a)
Units Issued	412	0	49	0
Units Redeemed	(35)	0	(2)	0
Net Increase (Decrease)	377	0	47	0
FTVIP- U.S. Government (a)
Units Issued	541	0	80	0
Units Redeemed	(221)	0	(14)	0
Net Increase (Decrease)	320	0	66	0

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Money Market Investor Class
Units Issued	170,726	207,667	2,087	1,847
Units Redeemed	(175,104)	(201,391)	(1,961)	(1,953)
Net Increase (Decrease)	(4,378)	6,276	126	(106)
VIP - High Income Investor Class
Units Issued	13,971	18,679	0	0
Units Redeemed	(7,535)	(16,490)	0	0
Net Increase (Decrease)	6,436	2,189	0	0
VIP - Equity Income Investor Class
Units Issued	3,700	3,913	0	0
Units Redeemed	(3,036)	(3,026)	0	0
Net Increase (Decrease)	664	887	0	0
VIP - Growth Investor Class
Units Issued	2,196	3,259	0	0
Units Redeemed	(2,257)	(2,573)	0	0
Net Increase (Decrease)	(61)	686	0	0
VIP - Overseas, Class R Investor Class
Units Issued	1,760	2,961	0	0
Units Redeemed	(2,613)	(2,743)	0	0
Net Increase (Decrease)	(853)	218	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	15,144	14,270	0	0
Units Redeemed	(9,730)	(11,619)	0	0
Net Increase (Decrease)	5,414	2,651	0	0
VIP - Asset Manager Investor Class
Units Issued	1,610	2,724	0	0
Units Redeemed	(1,737)	(2,113)	0	0
Net Increase (Decrease)	(127)	611	0	0
VIP - Index 500
Units Issued	12,374	9,605	0	0
Units Redeemed	(8,668)	(8,129)	0	0
Net Increase (Decrease)	3,706	1,476	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	550	1,098	0	0
Units Redeemed	(774)	(682)	0	0
Net Increase (Decrease)	(224)	416	0	0
VIP - Contrafund Investor Class
Units Issued	11,112	12,000	0	0
Units Redeemed	(9,404)	(10,191)	0	0
Net Increase (Decrease)	1,708	1,809	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Balanced Investor Class
Units Issued	6,156	6,864	0	0
Units Redeemed	(3,834)	(4,496)	0	0
Net Increase (Decrease)	2,322	2,368	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	1,534	614	0	0
Units Redeemed	(960)	(675)	0	0
Net Increase (Decrease)	574	(61)	0	0
VIP - Growth & Income Investor Class
Units Issued	1,893	1,357	0	0
Units Redeemed	(961)	(1,006)	0	0
Net Increase (Decrease)	932	351	0	0
VIP - Growth Opportunities Investor Class
Units Issued	3,461	3,014	0	0
Units Redeemed	(2,644)	(1,760)	0	0
Net Increase (Decrease)	817	1,254	0	0
VIP - Mid Cap Investor Class
Units Issued	3,367	7,455	0	0
Units Redeemed	(5,564)	(7,482)	0	0
Net Increase (Decrease)	(2,197)	(27)	0	0
VIP - Value Strategies Investor Class
Units Issued	1,835	1,632	0	0
Units Redeemed	(1,404)	(1,718)	0	0
Net Increase (Decrease)	431	(86)	0	0
VIP - Utilities Investor Class
Units Issued	1,862	2,598	0	0
Units Redeemed	(2,341)	(907)	0	0
Net Increase (Decrease)	(479)	1,691	0	0
VIP - Technology Investor Class
Units Issued	2,782	3,705	0	0
Units Redeemed	(2,607)	(3,943)	0	0
Net Increase (Decrease)	175	(238)	0	0
VIP - Energy Investor Class
Units Issued	2,212	4,661	0	0
Units Redeemed	(3,463)	(4,173)	0	0
Net Increase (Decrease)	(1,251)	488	0	0
VIP - Health Care Investor Class
Units Issued	3,931	4,598	0	0
Units Redeemed	(2,223)	(2,187)	0	0
Net Increase (Decrease)	1,708	2,411	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Financial Services Investor Class
Units Issued	3,021	1,481	0	0
Units Redeemed	(1,734)	(2,004)	0	0
Net Increase (Decrease)	1,287	(523)	0	0
VIP - Industrials Investor Class
Units Issued	1,126	2,488	0	0
Units Redeemed	(1,485)	(2,586)	0	0
Net Increase (Decrease)	(359)	(98)	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,455	1,017	0	0
Units Redeemed	(884)	(1,659)	0	0
Net Increase (Decrease)	571	(642)	0	0
VIP - Real Estate Investor Class
Units Issued	4,641	3,274	0	0
Units Redeemed	(2,630)	(2,309)	0	0
Net Increase (Decrease)	2,011	965	0	0
VIP - Strategic Income Investor Class
Units Issued	23,691	23,852	0	0
Units Redeemed	(11,574)	(11,980)	0	0
Net Increase (Decrease)	12,117	11,872	0	0
VIP - Growth Strategies Investor Class
Units Issued	380	466	0	0
Units Redeemed	(446)	(545)	0	0
Net Increase (Decrease)	(66)	(79)	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	1,382	748	0	0
Units Redeemed	(753)	(747)	0	0
Net Increase (Decrease)	629	1	0	0
VIP - Value Leaders Investor Class
Units Issued	151	461	0	0
Units Redeemed	(544)	(728)	0	0
Net Increase (Decrease)	(393)	(267)	0	0
VIP - Value Investor Class
Units Issued	808	833	0	0
Units Redeemed	(996)	(1,373)	0	0
Net Increase (Decrease)	(188)	(540)	0	0
VIP - Growth Stock Investor Class
Units Issued	2,145	1,942	0	0
Units Redeemed	(967)	(1,249)	0	0
Net Increase (Decrease)	1,178	693	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - Freedom Income Investor Class
Units Issued	742	675	0	0
Units Redeemed	(368)	(883)	0	0
Net Increase (Decrease)	374	(208)	0	0
VIP - Freedom 2005 Investor Class
Units Issued	590	280	0	0
Units Redeemed	(363)	(310)	0	0
Net Increase (Decrease)	227	(30)	0	0
VIP - Freedom 2010 Investor Class
Units Issued	419	962	0	0
Units Redeemed	(586)	(1,148)	0	0
Net Increase (Decrease)	(167)	(186)	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,028	1,697	0	0
Units Redeemed	(822)	(1,756)	0	0
Net Increase (Decrease)	206	(59)	0	0
VIP - Freedom 2020 Investor Class
Units Issued	1,736	1,994	0	0
Units Redeemed	(1,290)	(1,337)	0	0
Net Increase (Decrease)	446	657	0	0
VIP - Freedom 2025 Investor Class
Units Issued	1,269	1,245	0	0
Units Redeemed	(436)	(599)	0	0
Net Increase (Decrease)	833	646	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,073	1,001	0	0
Units Redeemed	(519)	(488)	0	0
Net Increase (Decrease)	554	513	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	75	134
Units Redeemed	0	0	(48)	(87)
Net Increase (Decrease)	0	0	27	47
VIP - Freedom Lifetime Income II
Units Issued	0	0	287	258
Units Redeemed	0	0	(189)	(93)
Net Increase (Decrease)	0	0	98	165
VIP - Freedom Lifetime Income III
Units Issued	0	0	94	85
Units Redeemed	0	0	(57)	(62)
Net Increase (Decrease)	0	0	37	23
VIP - Disciplined Small Cap Investor Class
Units Issued	2,043	3,079	0	0
Units Redeemed	(1,921)	(2,692)	0	0
Net Increase (Decrease)	122	387	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
VIP - FundsManager 20%
Units Issued	12,824	18,557	196	174
Units Redeemed	(5,924)	(8,142)	(58)	(137)
Net Increase (Decrease)	6,900	10,415	138	37
VIP - FundsManager 50%
Units Issued	12,863	17,257	575	725
Units Redeemed	(8,440)	(10,124)	(116)	(38)
Net Increase (Decrease)	4,423	7,133	459	687
VIP - FundsManager 60%
Units Issued	8,649	12,587	567	716
Units Redeemed	(5,130)	(4,956)	(81)	(68)
Net Increase (Decrease)	3,519	7,631	486	648
VIP - FundsManager 70%
Units Issued	8,175	11,233	81	97
Units Redeemed	(7,193)	(7,220)	(16)	(60)
Net Increase (Decrease)	982	4,013	65	37
VIP - FundsManager 85%
Units Issued	2,727	5,540	5	94
Units Redeemed	(4,556)	(2,926)	(12)	(10)
Net Increase (Decrease)	(1,829)	2,614	(7)	84
VIP - Consumer Staples Investor Class
Units Issued	4,221	2,964	0	0
Units Redeemed	(1,899)	(951)	0	0
Net Increase (Decrease)	2,322	2,013	0	0
VIP - Materials Investor Class
Units Issued	1,210	2,994	0	0
Units Redeemed	(1,802)	(3,096)	0	0
Net Increase (Decrease)	(592)	(102)	0	0
VIP - Telecommunications Investor Class
Units Issued	709	840	0	0
Units Redeemed	(382)	(759)	0	0
Net Increase (Decrease)	327	81	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,161	1,754	0	0
Units Redeemed	(1,588)	(2,262)	0	0
Net Increase (Decrease)	(427)	(508)	0	0
UIF - Emerging Markets Equity
Units Issued	980	1,071	0	0
Units Redeemed	(1,514)	(2,349)	0	0
Net Increase (Decrease)	(534)	(1,278)	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
UIF - Emerging Markets Debt
Units Issued	8,933	5,837	0	0
Units Redeemed	(2,967)	(3,737)	0	0
Net Increase (Decrease)	5,966	2,100	0	0
UIF - Global Tactical Asset Allocation
Units Issued	304	389	0	0
Units Redeemed	(513)	(955)	0	0
Net Increase (Decrease)	(209)	(566)	0	0
Invesco - Van Kampen Global Core Equity (b)
Units Issued	220	586	0	0
Units Redeemed	(414)	(448)	0	0
Net Increase (Decrease)	(194)	138	0	0
Lazard - Retirement Emerging Markets
Units Issued	3,609	5,066	0	0
Units Redeemed	(3,559)	(5,522)	0	0
Net Increase (Decrease)	50	(456)	0	0
CST - International Equity Flex III
Units Issued	0	592	0	0
Units Redeemed	0	(1,084)	0	0
Net Increase (Decrease)	0	(492)	0	0
PVIT- Commodity Real Return (a)
Units Issued	1,861	0	0	0
Units Redeemed	(288)	0	0	0
Net Increase (Decrease)	1,573	0	0	0
PVIT- Low Duration
Units Issued	18,177	25,408	0	0
Units Redeemed	(13,206)	(17,291)	0	0
Net Increase (Decrease)	4,971	8,117	0	0
PVIT- Real Return
Units Issued	19,205	21,468	0	0
Units Redeemed	(9,375)	(8,520)	0	0
Net Increase (Decrease)	9,830	12,948	0	0
PVIT- Total Return
Units Issued	27,877	24,970	0	0
Units Redeemed	(10,607)	(12,721)	0	0
Net Increase (Decrease)	17,270	12,249	0	0
Blackrock- Global Allocation V.I. (a)
Units Issued	4,841	0	0	0
Units Redeemed	(552)	0	0	0
Net Increase (Decrease)	4,289	0	0	0

(a) New Fund. See Note 1

(b) Fund name change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2012	2011	2012	2011
FTVIP- Global Bond Securities (a)
Units Issued	5,535	0	0	0
Units Redeemed	(654)	0	0	0
Net Increase (Decrease)	4,881	0	0	0
FTVIP- U.S. Government (a)
Units Issued	5,863	0	0	0
Units Redeemed	(1,534)	0	0	0
Net Increase (Decrease)	4,329	0	0	0

(a) New Fund. See Note 1

	Fidelity Growth and Guaranteed Income
(in thousands)	2012	2011
VIP - Money Market Investor Class
Units Issued	913	1,100
Units Redeemed	(1,025)	(1,080)
Net Increase (Decrease)	(112)	20
VIP - Balanced Investor Class
Units Issued	841	1,164
Units Redeemed	(5,377)	(6,141)
Net Increase (Decrease)	(4,536)	(4,977)
VIP - Funds Manager 60%
Units Issued	225	426
Units Redeemed	(5,255)	(5,723)
Net Increase (Decrease)	(5,030)	(5,297)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2012	17,322	$21.44	$20.86	$ 370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
2009	31,603	$21.86	$21.39	$ 689,659	0.80%	1.00%	0.79%	(0.08%)	(0.29%)
2008	56,273	$21.88	$21.46	$ 1,229,224	0.80%	1.00%	2.95%	2.19%	1.99%
VIP - Money Market Investor Class
2012	68,806	$10.01	$9.56	$ 747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
2009	81,811	$11.46	$9.94	$ 920,262	0.25%	1.40%	0.75%	0.45%	(0.56%)
2008	132,876	$11.41	$10.29	$ 1,513,016	0.25%	1.25%	2.92%	2.74%	1.70%
VIP - High Income
2012	3,329	$45.05	$43.83	$ 148,951	0.80%	1.00%	5.97%	13.31%	13.08%
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
2009	4,547	$34.12	$33.39	$ 154,309	0.80%	1.00%	8.15%	42.81%	42.52%
2008	4,637	$23.89	$23.43	$ 110,267	0.80%	1.00%	7.90%	(25.59%)	(25.74%)
VIP - High Income Investor Class
2012	24,198	$12.50	$19.81	$ 365,487	0.10%	0.25%	6.62%	14.15%	13.98%
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
2009	11,859	$14.76	$12.33	$ 150,023	0.25%	0.35%	9.61%	43.40%	43.29%
2008	8,134	$8.60	$8.60	$ 69,947	0.25%	0.25%	7.94%	(25.14%)	(25.14%)
VIP - Equity-Income
2012	6,074	$67.83	$65.99	$ 410,401	0.80%	1.00%	9.37%	16.36%	16.13%
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
2009	9,175	$50.95	$49.87	$ 466,105	0.80%	1.00%	2.25%	29.17%	28.91%
2008	10,803	$39.44	$38.69	$ 424,958	0.80%	1.00%	2.30%	(43.12%)	(43.23%)
VIP - Equity-Income Investor Class
2012	12,632	$12.44	$20.53	$ 167,797	0.10%	0.25%	9.72%	16.97%	16.97%
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%
2009	11,764	$15.21	$9.21	$ 110,894	0.25%	0.35%	2.27%	29.77%	29.64%
2008	13,030	$7.10	$7.10	$ 92,452	0.25%	0.25%	2.34%	(42.85%)	(42.85%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2012	4,921	$70.98	$69.06	$ 348,382	0.80%	1.00%	0.58%	13.77%	13.54%
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
2009	7,216	$50.96	$49.88	$ 366,926	0.80%	1.00%	0.43%	27.26%	27.00%
2008	8,479	$40.04	$39.27	$ 338,847	0.80%	1.00%	0.78%	(47.59%)	(47.70%)
VIP - Growth Investor Class
2012	7,312	$14.00	$20.34	$ 100,821	0.10%	0.25%	0.54%	14.46%	14.29%
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
2009	6,581	$14.40	$9.30	$ 62,467	0.25%	0.35%	0.32%	27.82%	27.69%
2008	9,026	$7.28	$7.28	$ 65,684	0.25%	0.25%	0.70%	(47.35%)	(47.35%)
VIP - Overseas
2012	1,912	$36.84	$35.84	$ 70,288	0.80%	1.00%	2.23%	19.77%	19.53%
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
2009	2,948	$33.36	$32.65	$ 98,170	0.80%	1.00%	2.08%	25.52%	25.26%
2008	3,588	$26.57	$26.06	$ 95,220	0.80%	1.00%	2.43%	(44.26%)	(44.37%)
VIP - Overseas, Class R
2012	2,734	$13.84	$13.60	$ 37,773	0.80%	1.00%	2.20%	19.74%	19.50%
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
2009	4,883	$12.54	$12.40	$ 61,129	0.80%	1.00%	2.16%	25.59%	25.34%
2008	5,700	$9.98	$9.89	$ 56,847	0.80%	1.00%	2.17%	(44.27%)	(44.38%)
VIP - Overseas, Class R Investor Class
2012	8,895	$11.80	$16.40	$ 109,745	0.10%	0.25%	2.20%	20.51%	20.33%
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
2009	9,648	$14.65	$10.76	$ 105,536	0.25%	0.35%	2.19%	26.10%	25.98%
2008	10,333	$8.53	$8.53	$ 88,190	0.25%	0.25%	2.36%	(44.01%)	(44.01%)
VIP - Investment Grade Bond
2012	8,206	$39.97	$38.88	$ 326,015	0.80%	1.00%	4.90%	5.05%	4.83%
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%
2009	12,391	$33.41	$32.71	$ 412,167	0.80%	1.00%	8.71%	14.80%	14.57%
2008	12,725	$29.11	$28.55	$ 368,697	0.80%	1.00%	4.32%	(4.03%)	(4.22%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2012	39,706	$11.30	$14.72	$ 537,782	0.10%	0.25%	5.20%	5.70%	5.54%
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
2009	31,688	$12.12	$12.01	$ 383,363	0.25%	0.35%	8.59%	15.46%	15.34%
2008	20,484	$10.50	$10.50	$ 215,079	0.25%	0.25%	3.77%	(3.52%)	(3.52%)
VIP - Asset Manager
2012	5,966	$43.70	$42.52	$ 259,473	0.80%	1.00%	2.22%	11.58%	11.35%
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
2009	8,488	$35.75	$34.99	$ 302,255	0.80%	1.00%	2.36%	28.08%	27.82%
2008	9,649	$27.91	$27.37	$ 268,386	0.80%	1.00%	2.47%	(29.29%)	(29.43%)
VIP - Asset Manager Investor Class
2012	7,075	$12.11	$17.18	$ 99,436	0.10%	0.25%	2.18%	12.33%	12.16%
2011	7,202	$10.78	$15.32	$ 90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
2009	5,226	$14.57	$10.94	$ 61,481	0.25%	0.35%	2.61%	28.69%	28.56%
2008	5,243	$8.93	$8.93	$ 46,832	0.25%	0.25%	2.82%	(28.97%)	(28.97%)
VIP - Index 500
2012	36,115	$13.14	$40.46	$ 741,824	0.10%	1.00%	3.41%	15.80%	14.75%
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
2009	33,435	$30.65	$14.30	$ 607,531	0.25%	1.00%	2.54%	26.29%	25.34%
2008	35,594	$7.76	$24.45	$ 523,217	0.25%	1.00%	2.20%	(37.16%)	(37.63%)
VIP - Asset Manager: Growth
2012	2,936	$27.44	$26.69	$ 80,108	0.80%	1.00%	1.76%	14.52%	14.29%
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
2009	4,254	$22.30	$21.83	$ 94,469	0.80%	1.00%	1.55%	31.84%	31.58%
2008	4,890	$16.91	$16.59	$ 82,393	0.80%	1.00%	1.79%	(36.33%)	(36.46%)
VIP - Asset Manager: Growth Investor Class
2012	2,464	$12.42	$18.17	$ 33,901	0.10%	0.25%	1.66%	15.31%	15.13%
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%
2009	2,068	$14.57	$10.94	$ 23,388	0.25%	0.35%	1.55%	32.35%	32.22%
2008	2,169	$8.27	$8.27	$ 17,930	0.25%	0.25%	2.26%	(36.01%)	(36.01%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2012	16,248	$51.49	$50.09	$ 834,104	0.80%	1.00%	1.32%	15.48%	15.25%
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
2009	23,645	$39.65	$38.81	$ 935,474	0.80%	1.00%	1.39%	34.62%	34.35%
2008	26,628	$29.46	$28.89	$ 782,687	0.80%	1.00%	0.93%	(42.98%)	(43.09%)
VIP - Contrafund Investor Class
2012	41,581	$13.35	$20.46	$ 601,894	0.10%	0.25%	1.32%	16.22%	16.05%
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
2009	35,731	$15.55	$10.79	$ 395,725	0.25%	0.35%	1.41%	35.32%	35.19%
2008	35,197	$7.97	$7.97	$ 280,538	0.25%	0.25%	0.94%	(42.74%)	(42.74%)
VIP - Balanced
2012	6,034	$21.54	$20.95	$ 128,923	0.80%	1.00%	6.61%	14.14%	13.91%
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
2009	8,270	$16.85	$16.49	$ 138,476	0.80%	1.00%	1.91%	37.49%	37.21%
2008	9,106	$12.25	$12.02	$ 110,975	0.80%	1.00%	1.61%	(34.49%)	(34.62%)
VIP - Balanced Investor Class
2012	104,248	$12.78	$20.47	$ 1,324,469	0.10%	1.40%	6.53%	14.87%	14.70%
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
2009	111,851	$15.80	$8.94	$ 1,100,838	0.25%	1.40%	1.91%	38.10%	37.96%
2008	105,199	$8.30	$6.54	$ 716,148	0.25%	1.25%	2.44%	(34.16%)	(34.82%)
VIP - Dynamic Capital Appreciation
2012	1,111	$17.42	$17.09	$ 19,288	0.80%	1.00%	0.75%	21.74%	21.49%
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
2009	1,239	$12.62	$12.46	$ 15,613	0.80%	1.00%	0.25%	35.01%	34.74%
2008	1,578	$9.34	$9.25	$ 14,724	0.80%	1.00%	0.61%	(41.71%)	(41.82%)
VIP - Dynamic Capital Appreciation Investor Class
2012	2,276	$13.94	$22.24	$ 34,253	0.10%	0.25%	0.66%	22.39%	22.21%
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%
2009	1,527	$15.90	$10.51	$ 16,512	0.25%	0.35%	0.18%	35.67%	35.53%
2008	1,711	$7.75	$7.75	$ 13,263	0.25%	0.25%	0.53%	(41.39%)	(41.39%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2012	5,052	$21.40	$20.82	$ 107,512	0.80%	1.00%	2.30%	17.61%	17.37%
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
2009	7,299	$15.84	$15.50	$ 115,127	0.80%	1.00%	1.07%	26.19%	25.93%
2008	8,641	$12.55	$12.31	$ 108,042	0.80%	1.00%	1.15%	(42.17%)	(42.29%)
VIP - Growth & Income Investor Class
2012	3,549	$14.22	$19.60	$ 49,888	0.10%	0.25%	2.57%	18.34%	18.16%
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
2009	2,179	$14.32	$9.73	$ 21,719	0.25%	0.35%	1.07%	26.84%	26.72%
2008	2,497	$7.67	$7.67	$ 19,159	0.25%	0.25%	1.09%	(41.95%)	(41.95%)
VIP - Growth Opportunities
2012	4,327	$15.79	$15.36	$ 68,001	0.80%	1.00%	0.39%	18.65%	18.41%
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
2009	5,149	$10.68	$10.45	$ 54,816	0.80%	1.00%	0.50%	44.68%	44.39%
2008	4,849	$7.38	$7.24	$ 35,694	0.80%	1.00%	0.38%	(55.38%)	(55.47%)
VIP - Growth Opportunities Investor Class
2012	4,978	$14.87	$24.76	$ 71,790	0.10%	0.25%	0.33%	19.42%	19.24%
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
2009	2,814	$16.52	$8.92	$ 25,849	0.25%	0.35%	0.56%	45.21%	45.06%
2008	1,056	$6.14	$6.14	$ 6,487	0.25%	0.25%	0.23%	(55.16%)	(55.16%)
VIP - Mid Cap
2012	12,113	$26.61	$25.94	$ 320,946	0.80%	1.00%	8.08%	13.91%	13.68%
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
2008	21,386	$14.83	$14.58	$ 316,322	0.80%	1.00%	0.44%	(39.93%)	(40.05%)
VIP - Mid Cap Investor Class
2012	18,688	$11.88	$21.26	$ 274,541	0.10%	0.25%	8.32%	14.63%	14.45%
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%
2009	16,772	$16.25	$11.63	$ 199,392	0.25%	0.35%	0.65%	39.63%	39.49%
2008	16,196	$8.33	$8.33	$ 134,928	0.25%	0.25%	0.38%	(39.65%)	(39.65%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2012	3,094	$17.26	$16.94	$ 53,219	0.80%	1.00%	0.63%	26.26%	26.00%
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
2009	4,139	$12.03	$11.88	$ 49,665	0.80%	1.00%	0.61%	56.33%	56.01%
2008	4,475	$7.70	$7.61	$ 34,365	0.80%	1.00%	0.68%	(51.55%)	(51.65%)
VIP - Value Strategies Investor Class
2012	4,026	$14.02	$29.15	$ 58,912	0.10%	0.25%	0.59%	27.08%	26.89%
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
2009	3,719	$20.05	$9.58	$ 36,723	0.25%	0.35%	0.58%	57.12%	56.96%
2008	3,164	$6.10	$6.10	$ 19,293	0.25%	0.25%	0.60%	(51.33%)	(51.33%)
VIP - Utilities
2012	1,538	$15.34	$14.99	$ 23,523	0.80%	1.00%	2.51%	6.54%	6.32%
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
2009	1,898	$11.62	$11.42	$ 22,008	0.80%	1.00%	3.05%	14.50%	14.26%
2008	2,822	$10.15	$10.00	$ 28,577	0.80%	1.00%	1.86%	(36.12%)	(36.25%)
VIP - Utilities Investor Class
2012	2,633	$12.71	$15.92	$ 38,809	0.10%	0.25%	2.70%	7.25%	7.09%
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
2009	1,265	$11.90	$11.67	$ 14,786	0.25%	0.35%	3.26%	14.95%	14.83%
2008	1,670	$10.16	$10.16	$ 16,955	0.25%	0.25%	1.95%	(35.81%)	(35.81%)
VIP - Technology
2012	3,484	$15.59	$15.23	$ 54,149	0.80%	1.00%	11.35%	16.57%	16.34%
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
2009	6,897	$11.79	$11.59	$ 81,160	0.80%	1.00%	0.18%	94.45%	94.06%
2008	3,817	$6.06	$5.97	$ 23,110	0.80%	1.00%	0.14%	(51.17%)	(51.26%)
VIP - Technology Investor Class
2012	5,183	$13.14	$30.62	$ 84,371	0.10%	0.25%	9.96%	17.40%	17.22%
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%
2009	4,367	$22.85	$12.80	$ 59,218	0.25%	0.35%	0.14%	95.44%	95.24%
2008	1,784	$6.55	$6.55	$ 11,682	0.25%	0.25%	0.06%	(50.97%)	(50.97%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2012	3,600	$24.73	$24.16	$ 88,786	0.80%	1.00%	0.95%	4.15%	3.94%
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
2009	6,591	$21.26	$20.90	$ 139,825	0.80%	1.00%	0.44%	46.84%	46.54%
2008	7,589	$14.48	$14.26	$ 109,664	0.80%	1.00%	0.09%	(54.67%)	(54.76%)
VIP - Energy Investor Class
2012	5,665	$13.06	$19.51	$ 82,204	0.10%	0.25%	0.88%	4.81%	4.65%
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
2009	6,606	$16.56	$12.43	$ 83,423	0.25%	0.35%	0.42%	47.42%	47.27%
2008	6,009	$8.43	$8.43	$ 50,657	0.25%	0.25%	0.02%	(54.43%)	(54.43%)
VIP - Health Care
2012	3,275	$18.49	$18.07	$ 60,385	0.80%	1.00%	6.72%	19.84%	19.59%
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
2009	2,735	$12.34	$12.13	$ 33,678	0.80%	1.00%	0.31%	31.58%	31.32%
2008	3,706	$9.38	$9.24	$ 34,692	0.80%	1.00%	0.38%	(32.77%)	(32.90%)
VIP - Health Care Investor Class
2012	6,296	$15.60	$22.95	$ 105,308	0.10%	0.25%	6.68%	20.55%	20.37%
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
2009	2,027	$15.11	$10.77	$ 22,319	0.25%	0.35%	0.24%	32.20%	32.06%
2008	2,492	$8.15	$8.15	$ 20,299	0.25%	0.25%	0.31%	(32.48%)	(32.48%)
VIP - Financial Services
2012	1,833	$8.71	$8.52	$ 15,938	0.80%	1.00%	1.24%	27.51%	27.25%
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
2009	2,206	$8.14	$8.00	$ 17,938	0.80%	1.00%	1.34%	26.28%	26.02%
2008	2,504	$6.45	$6.35	$ 16,123	0.80%	1.00%	2.22%	(50.48%)	(50.58%)
VIP - Financial Services Investor Class
2012	3,068	$11.68	$18.40	$ 27,690	0.10%	0.25%	1.34%	28.23%	28.04%
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%
2009	2,202	$16.95	$6.75	$ 15,278	0.25%	0.35%	1.38%	26.98%	26.86%
2008	2,059	$5.31	$5.31	$ 10,941	0.25%	0.25%	2.51%	(50.30%)	(50.30%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2012	1,153	$24.92	$24.35	$ 28,615	0.80%	1.00%	1.30%	18.86%	18.62%
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
2009	1,755	$17.04	$16.76	$ 29,836	0.80%	1.00%	1.11%	39.10%	38.82%
2008	1,796	$12.25	$12.07	$ 21,961	0.80%	1.00%	1.05%	(40.32%)	(40.44%)
VIP - Industrials Investor Class
2012	2,477	$13.88	$24.53	$ 41,830	0.10%	0.25%	1.24%	19.53%	19.35%
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
2009	1,929	$16.56	$11.93	$ 23,350	0.25%	0.35%	1.04%	39.67%	39.48%
2008	1,810	$8.54	$8.54	$ 15,465	0.25%	0.25%	1.03%	(39.99%)	(39.99%)
VIP - Consumer Discretionary
2012	708	$15.62	$15.26	$ 11,006	0.80%	1.00%	4.55%	20.69%	20.44%
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
2009	350	$10.19	$10.02	$ 3,553	0.80%	1.00%	0.53%	37.21%	36.93%
2008	283	$7.43	$7.32	$ 2,099	0.80%	1.00%	0.58%	(34.63%)	(34.76%)
VIP - Consumer Discretionary Investor Class
2012	1,640	$14.41	$26.30	$ 24,949	0.10%	0.25%	4.83%	21.33%	21.14%
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
2009	398	$16.95	$9.37	$ 3,868	0.25%	0.35%	0.66%	37.83%	37.69%
2008	177	$6.80	$6.80	$ 1,200	0.25%	0.25%	0.44%	(34.26%)	(34.26%)
VIP - Real Estate
2012	2,372	$24.59	$24.13	$ 58,188	0.80%	1.00%	3.41%	17.62%	17.38%
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
2009	2,503	$15.07	$14.88	$ 37,673	0.80%	1.00%	2.86%	36.59%	36.32%
2008	2,721	$11.03	$10.92	$ 29,984	0.80%	1.00%	2.60%	(40.35%)	(40.47%)
VIP - Real Estate Investor Class
2012	7,330	$13.86	$33.85	$ 120,529	0.10%	0.25%	3.75%	18.31%	18.13%
2011	5,319	$11.72	$28.65	$ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%
2009	3,094	$20.48	$9.60	$ 31,467	0.25%	0.35%	3.02%	37.23%	37.09%
2008	3,006	$6.99	$6.99	$ 21,022	0.25%	0.25%	2.82%	(40.06%)	(40.06%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2012	7,947	$17.75	$17.44	$ 140,715	0.80%	1.00%	4.69%	9.61%	9.39%
2011	8,650	$16.19	$15.94	$ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
2009	10,530	$14.34	$14.18	$ 150,729	0.80%	1.00%	4.92%	28.98%	28.72%
2008	8,049	$11.12	$11.01	$ 89,331	0.80%	1.00%	4.95%	(10.92%)	(11.10%)
VIP - Strategic Income Investor Class
2012	66,834	$11.82	$17.24	$ 1,001,583	0.10%	0.25%	5.07%	10.39%	10.23%
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
2009	32,809	$13.73	$13.27	$ 438,663	0.25%	0.35%	5.39%	29.74%	29.61%
2008	21,024	$10.22	$10.22	$ 214,969	0.25%	0.25%	5.21%	(10.56%)	(10.56%)
VIP - Growth Strategies
2012	357	$11.92	$11.74	$ 4,251	0.80%	1.00%	-	10.81%	10.58%
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
2009	469	$9.61	$9.52	$ 4,496	0.80%	1.00%	-	38.61%	38.33%
2008	590	$6.93	$6.88	$ 4,084	0.80%	1.00%	-	(49.18%)	(49.29%)
VIP - Growth Strategies Investor Class
2012	523	$12.31	$20.55	$ 6,514	0.10%	0.25%	-	11.56%	11.39%
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
2009	464	$16.34	$9.27	$ 4,413	0.25%	0.35%	-	39.42%	39.28%
2008	593	$6.65	$6.65	$ 3,945	0.25%	0.25%	-	(49.00%)	(49.00%)
VIP - International Capital Appreciation, Class R
2012	1,388	$12.70	$12.51	$ 17,594	0.80%	1.00%	1.01%	24.89%	24.64%
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
2009	1,497	$10.21	$10.12	$ 15,276	0.80%	1.00%	1.00%	54.52%	54.21%
2008	1,145	$6.61	$6.56	$ 7,560	0.80%	1.00%	-	(51.00%)	(51.10%)
VIP - International Capital Appreciation Investor Class
2012	2,789	$13.03	$24.99	$ 36,801	0.10%	0.25%	1.15%	25.68%	25.49%
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%
2009	2,447	$19.82	$9.83	$ 25,060	0.25%	0.35%	1.00%	55.22%	55.06%
2008	2,031	$6.33	$6.33	$ 12,865	0.25%	0.25%	-	(50.77%)	(50.77%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2012	480	$10.08	$9.93	$ 4,820	0.80%	1.00%	2.14%	13.08%	12.85%
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
2009	1,343	$8.95	$8.87	$ 12,005	0.80%	1.00%	1.52%	26.89%	26.63%
2008	2,542	$7.05	$7.00	$ 17,904	0.80%	1.00%	1.81%	(45.05%)	(45.16%)
VIP - Value Leaders Investor Class
2012	844	$10.02	$17.28	$ 9,074	0.10%	0.25%	2.09%	13.81%	13.63%
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
2009	1,975	$15.12	$8.76	$ 17,503	0.25%	0.35%	1.56%	27.40%	27.28%
2008	3,147	$6.88	$6.88	$ 21,639	0.25%	0.25%	1.67%	(44.81%)	(44.81%)
VIP - Value
2012	947	$12.50	$12.32	$ 11,810	0.80%	1.00%	1.67%	19.93%	19.69%
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
2009	1,740	$9.22	$9.14	$ 16,020	0.80%	1.00%	1.11%	41.52%	41.23%
2008	1,166	$6.52	$6.47	$ 7,595	0.80%	1.00%	0.93%	(46.97%)	(47.08%)
VIP - Value Investor Class
2012	2,318	$13.71	$24.10	$ 31,410	0.10%	0.25%	1.66%	20.71%	20.53%
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
2009	3,149	$17.53	$9.05	$ 29,562	0.25%	0.35%	0.97%	42.05%	41.91%
2008	2,420	$6.37	$6.37	$ 15,419	0.25%	0.25%	0.82%	(46.66%)	(46.66%)
VIP - Growth Stock
2012	777	$14.25	$14.03	$ 11,043	0.80%	1.00%	0.85%	17.43%	17.20%
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
2009	493	$10.19	$10.09	$ 5,017	0.80%	1.00%	0.43%	43.70%	43.41%
2008	441	$7.09	$7.04	$ 3,120	0.80%	1.00%	0.12%	(45.11%)	(45.23%)
VIP - Growth Stock Investor Class
2012	2,920	$14.24	$23.20	$ 43,267	0.10%	0.25%	0.93%	18.27%	18.09%
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%
2009	603	$16.36	$10.10	$ 6,440	0.25%	0.35%	0.45%	44.28%	44.14%
2008	437	$7.00	$7.00	$ 3,061	0.25%	0.25%	0.11%	(44.82%)	(44.82%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2012	887	$13.16	$13.16	$ 11,668	0.80%	0.80%	2.92%	5.67%	5.67%
2011	770	$12.45	$12.45	$ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
2009	932	$11.58	$11.58	$ 10,795	0.80%	0.80%	4.15%	14.03%	14.03%
2008	711	$10.16	$10.16	$ 7,221	0.80%	0.80%	3.51%	(11.17%)	(11.17%)
VIP - Freedom Income Investor Class
2012	2,650	$11.20	$13.84	$ 35,059	0.10%	0.25%	3.18%	6.44%	6.27%
2011	2,276	$10.53	$13.03	$ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
2009	1,999	$12.00	$11.69	$ 23,498	0.25%	0.35%	4.23%	14.57%	14.45%
2008	1,515	$10.20	$10.20	$ 15,455	0.25%	0.25%	3.22%	(10.77%)	(10.77%)
VIP - Freedom 2005
2012	424	$13.51	$13.51	$ 5,723	0.80%	0.80%	2.40%	8.68%	8.68%
2011	397	$12.43	$12.43	$ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
2009	556	$11.33	$11.33	$ 6,295	0.80%	0.80%	4.01%	22.04%	22.04%
2008	584	$9.28	$9.28	$ 5,417	0.80%	0.80%	3.50%	(24.44%)	(24.44%)
VIP - Freedom 2005 Investor Class
2012	900	$11.81	$16.18	$ 12,341	0.10%	0.25%	3.51%	9.50%	9.33%
2011	673	$10.78	$14.80	$ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
2009	711	$13.36	$11.27	$ 8,217	0.25%	0.35%	4.27%	22.40%	22.28%
2008	622	$9.21	$9.21	$ 5,734	0.25%	0.25%	3.01%	(24.10%)	(24.10%)
VIP - Freedom 2010
2012	1,036	$13.92	$13.92	$ 14,411	0.80%	0.80%	3.28%	10.88%	10.88%
2011	1,196	$12.55	$12.55	$ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
2009	1,471	$11.31	$11.31	$ 16,644	0.80%	0.80%	3.99%	23.28%	23.28%
2008	1,681	$9.18	$9.18	$ 15,426	0.80%	0.80%	2.71%	(25.65%)	(25.65%)
VIP - Freedom 2010 Investor Class
2012	3,482	$12.14	$16.95	$ 49,023	0.10%	0.25%	3.27%	11.70%	11.54%
2011	3,649	$10.87	$15.19	$ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%
2009	3,802	$13.58	$11.25	$ 43,489	0.25%	0.35%	4.18%	23.78%	23.66%
2008	4,117	$9.09	$9.09	$ 37,407	0.25%	0.25%	2.97%	(25.17%)	(25.17%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2012	2,006	$14.11	$14.11	$ 28,314	0.80%	0.80%	3.84%	11.33%	11.33%
2011	2,255	$12.68	$12.68	$ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
2009	2,537	$11.43	$11.43	$ 29,000	0.80%	0.80%	3.93%	24.28%	24.28%
2008	2,351	$9.20	$9.20	$ 21,625	0.80%	0.80%	2.87%	(27.61%)	(27.61%)
VIP - Freedom 2015 Investor Class
2012	4,984	$12.20	$17.25	$ 71,657	0.10%	0.25%	3.58%	11.98%	11.82%
2011	4,778	$10.90	$15.42	$ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
2009	4,771	$13.77	$11.30	$ 54,736	0.25%	0.35%	4.05%	24.94%	24.81%
2008	4,872	$9.05	$9.05	$ 44,069	0.25%	0.25%	3.04%	(27.30%)	(27.30%)
VIP - Freedom 2020
2012	1,852	$13.98	$13.98	$ 25,900	0.80%	0.80%	3.22%	12.47%	12.47%
2011	1,869	$12.43	$12.43	$ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
2009	2,090	$11.15	$11.15	$ 23,309	0.80%	0.80%	3.56%	27.94%	27.94%
2008	2,003	$8.72	$8.72	$ 17,457	0.80%	0.80%	2.61%	(33.14%)	(33.14%)
VIP - Freedom 2020 Investor Class
2012	7,766	$12.46	$18.30	$ 111,109	0.10%	0.25%	3.50%	13.19%	13.01%
2011	7,320	$11.01	$16.19	$ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
2009	6,396	$14.39	$10.97	$ 71,713	0.25%	0.35%	3.79%	28.43%	28.30%
2008	6,231	$8.54	$8.54	$ 53,246	0.25%	0.25%	2.78%	(32.80%)	(32.80%)
VIP - Freedom 2025
2012	857	$14.18	$14.18	$ 12,151	0.80%	0.80%	2.93%	14.18%	14.18%
2011	909	$12.42	$12.42	$ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
2009	1,031	$11.13	$11.13	$ 11,474	0.80%	0.80%	3.70%	29.01%	29.01%
2008	959	$8.63	$8.63	$ 8,271	0.80%	0.80%	2.72%	(34.69%)	(34.69%)
VIP - Freedom 2025 Investor Class
2012	4,607	$12.68	$18.86	$ 67,147	0.10%	0.25%	3.33%	14.94%	14.77%
2011	3,774	$11.03	$16.44	$ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%
2009	2,732	$14.61	$10.91	$ 30,890	0.25%	0.35%	3.55%	29.63%	29.50%
2008	2,399	$8.42	$8.42	$ 20,188	0.25%	0.25%	2.91%	(34.38%)	(34.38%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2012	1,072	$13.83	$13.83	$ 14,829	0.80%	0.80%	3.01%	14.65%	14.65%
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
2009	1,132	$10.84	$10.84	$ 12,275	0.80%	0.80%	2.43%	30.61%	30.61%
2008	1,245	$8.30	$8.30	$ 10,336	0.80%	0.80%	2.20%	(38.54%)	(38.54%)
VIP - Freedom 2030 Investor Class
2012	4,355	$12.78	$19.35	$ 62,374	0.10%	0.25%	3.17%	15.38%	15.21%
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
2009	2,920	$14.96	$10.58	$ 31,837	0.25%	0.35%	2.81%	31.24%	31.11%
2008	2,846	$8.06	$8.06	$ 22,948	0.25%	0.25%	2.97%	(38.28%)	(38.28%)
VIP - Freedom Lifetime Income I
2012	719	$13.66	$13.66	$ 9,829	0.60%	0.60%	3.90%	9.76%	9.76%
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
2009	583	$11.21	$11.21	$ 6,530	0.60%	0.60%	4.22%	22.02%	22.02%
2008	633	$9.19	$9.19	$ 5,816	0.60%	0.60%	3.49%	(23.15%)	(23.15%)
VIP - Freedom Lifetime Income II
2012	1,385	$13.84	$13.84	$ 19,164	0.60%	0.60%	2.94%	10.93%	10.93%
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
2009	1,221	$11.15	$11.15	$ 13,617	0.60%	0.60%	4.32%	25.68%	25.68%
2008	1,399	$8.87	$8.87	$ 12,412	0.60%	0.60%	2.94%	(28.93%)	(28.93%)
VIP - Freedom Lifetime Income III
2012	605	$13.75	$13.75	$ 8,306	0.60%	0.60%	3.01%	14.50%	14.50%
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
2009	618	$10.73	$10.73	$ 6,628	0.60%	0.60%	3.43%	29.56%	29.56%
2008	654	$8.28	$8.28	$ 5,416	0.60%	0.60%	2.53%	(35.64%)	(35.64%)
VIP - Disciplined Small Cap
2012	1,679	$11.23	$11.08	$ 18,804	0.80%	1.00%	7.56%	18.05%	17.81%
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%
2009	1,584	$7.80	$7.75	$ 12,349	0.80%	1.00%	0.58%	21.30%	21.06%
2008	1,165	$6.43	$6.40	$ 7,483	0.80%	1.00%	1.08%	(34.31%)	(34.45%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2012	4,469	$14.51	$21.50	$ 59,020	0.10%	0.25%	7.66%	18.84%	18.66%
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
2009	2,832	$14.72	$7.93	$ 23,848	0.25%	0.35%	0.48%	21.79%	21.66%
2008	2,242	$6.51	$6.51	$ 14,603	0.25%	0.25%	0.77%	(34.00%)	(34.00%)
VIP - FundsManager 20%
2012	46,646	$11.18	$12.20	$ 582,542	0.10%	1.00%	1.82%	5.48%	4.52%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
2009	21,329	$11.13	$10.83	$ 237,503	0.25%	1.00%	2.19%	10.04%	9.22%
2008	13,494	$10.12	$9.92	$ 135,995	0.25%	1.00%	3.39%	(8.47%)	(9.16%)
VIP - FundsManager 50%
2012	62,040	$11.93	$12.00	$ 792,965	0.10%	1.00%	1.59%	10.02%	9.03%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
2009	43,615	$10.36	$10.08	$ 459,817	0.25%	1.00%	2.08%	18.68%	17.79%
2008	33,766	$8.73	$8.56	$ 293,413	0.25%	1.00%	2.69%	(22.77%)	(23.35%)
VIP - FundsManager 60%
2012	107,021	$12.12	$19.56	$ 1,285,160	0.10%	1.40%	1.77%	11.49%	10.03%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
2009	102,209	$9.19	$8.88	$ 1,015,988	0.25%	1.40%	1.84%	22.17%	20.94%
2008	73,201	$7.52	$7.34	$ 538,687	0.25%	1.25%	2.65%	(27.11%)	(27.66%)
VIP - FundsManager 70%
2012	44,350	$12.38	$11.46	$ 557,749	0.10%	1.00%	1.86%	13.11%	12.08%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
2009	39,597	$9.66	$9.40	$ 393,728	0.25%	1.00%	1.75%	24.13%	23.20%
2008	36,449	$7.78	$7.63	$ 282,634	0.25%	1.00%	2.04%	(32.20%)	(32.71%)
VIP - FundsManager 85%
2012	17,254	$12.44	$10.86	$ 206,109	0.10%	1.00%	1.58%	14.00%	12.97%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%
2009	17,082	$9.16	$8.91	$ 159,438	0.25%	1.00%	1.53%	28.24%	27.28%
2008	14,682	$7.15	$7.00	$ 104,371	0.25%	1.00%	1.49%	(38.35%)	(38.82%)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2012	1,512	$14.55	$14.38	$ 21,939	0.80%	1.00%	2.46%	14.47%	14.24%
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
2009	774	$10.36	$10.30	$ 8,012	0.80%	1.00%	1.75%	19.77%	19.53%
2008	1,035	$8.65	$8.62	$ 8,951	0.80%	1.00%	1.71%	(21.98%)	(22.14%)
VIP - Consumer Staples Investor Class
2012	5,448	$13.93	$18.69	$ 81,526	0.10%	0.25%	2.77%	15.19%	15.01%
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
2009	895	$13.14	$10.49	$ 9,534	0.25%	0.35%	1.53%	20.37%	20.25%
2008	1,421	$8.72	$8.72	$ 12,389	0.25%	0.25%	1.95%	(21.60%)	(21.60%)
VIP - Materials
2012	1,562	$14.64	$14.47	$ 22,840	0.80%	1.00%	5.99%	19.18%	18.94%
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
2009	3,057	$10.58	$10.52	$ 32,312	0.80%	1.00%	1.21%	76.66%	76.31%
2008	1,547	$5.99	$5.97	$ 9,263	0.80%	1.00%	0.85%	(47.31%)	(47.42%)
VIP - Materials Investor Class
2012	2,883	$13.90	$30.47	$ 45,616	0.10%	0.25%	5.91%	19.95%	19.77%
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
2009	3,165	$21.72	$10.71	$ 35,394	0.25%	0.35%	1.34%	77.57%	77.39%
2008	1,179	$6.03	$6.03	$ 7,106	0.25%	0.25%	0.70%	(47.11%)	(47.11%)
VIP - Telecommunications
2012	426	$10.24	$10.12	$ 4,358	0.80%	1.00%	1.63%	19.27%	19.03%
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
2009	441	$7.57	$7.53	$ 3,342	0.80%	1.00%	1.71%	46.82%	46.53%
2008	147	$5.16	$5.14	$ 758	0.80%	1.00%	2.14%	(47.84%)	(47.94%)
VIP - Telecommunications Investor Class
2012	881	$13.41	$25.48	$ 10,711	0.10%	0.25%	1.80%	19.87%	19.69%
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
2009	430	$18.60	$7.66	$ 3,418	0.25%	0.35%	1.92%	47.53%	47.38%
2008	186	$5.20	$5.20	$ 969	0.25%	0.25%	1.87%	(47.60%)	(47.60%)
VIP - Emerging Markets
2012	1,272	$8.03	$7.96	$ 10,208	0.80%	1.00%	0.99%	13.45%	13.22%
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
2009	3,808	$7.73	$7.70	$ 29,412	0.80%	1.00%	0.54%	74.00%	73.65%
2008	605	$4.44	$4.43	$ 2,688	0.80%	1.00%	1.32%	(55.60%)	(55.66%) (e)
VIP - Emerging Markets Investor Class
2012	2,703	$10.46	$21.89	$ 27,371	0.10%	0.25%	1.17%	14.03%	13.83%
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%
2009	4,014	$20.79	$7.79	$ 36,688	0.25%	0.35%	0.62%	75.12%	74.95%
2008	594	$4.45	$4.45	$ 2,642	0.25%	0.25%	1.39%	(55.53%)	(55.53%) (e)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
UIF - Emerging Markets Equity
2012	6,117	$11.18	$27.22	$ 118,887	0.10%	1.00%	0.00%	19.83%	18.75%
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
2009	10,757	$24.03	$11.49	$ 197,690	0.25%	1.00%	-	69.42%	68.15%
2008	10,846	$6.78	$14.29	$ 120,234	0.25%	1.00%	-	(56.73%)	(57.06%)
UIF - Emerging Markets Debt
2012	17,186	$12.46	$32.08	$ 290,698	0.10%	1.00%	2.76%	17.84%	16.78%
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
2009	4,678	$23.86	$12.70	$ 77,861	0.25%	1.00%	7.38%	29.88%	28.91%
2008	2,909	$9.78	$18.51	$ 40,810	0.25%	1.00%	7.44%	(15.19%)	(15.83%)
UIF - Global Tactical Asset Allocation
2012	2,623	$12.35	$13.81	$ 33,323	0.10%	1.00%	2.07%	13.73%	12.70%
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
2009	5,129	$12.28	$9.15	$ 55,782	0.25%	1.00%	3.08%	32.20%	31.20%
2008	5,895	$6.92	$9.36	$ 48,777	0.25%	1.00%	3.30%	(44.76%)	(45.18%)
Invesco - Van Kampen Global Core Equity (b)
2012	1,584	$11.44	$14.07	$ 19,490	0.10%	1.00%	2.46%	13.63%	12.61%
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%
2009	2,213	$13.11	$8.17	$ 25,073	0.25%	1.00%	7.10%	15.70%	14.84%
2008	2,646	$7.06	$11.23	$ 26,133	0.25%	1.00%	2.62%	(40.30%)	(40.75%)
OMIF - Growth II
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Small Cap
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Select Value
2008	-	-	-	$ -	-	-	-	-	-
OMIF - Columbus Circle Technology & Communications
2008	-	-	-	$ -	-	-	-	-	-

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
OMIF - Large Cap Growth
2008	-	-	-	$ -	-	-	-	-	-
WFAF - Advantage VT Discovery
2012	1,058	$25.14	$24.46	$ 26,490	0.80%	1.00%	-	16.79%	16.55%
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
2009	1,614	$16.07	$15.73	$ 25,873	0.80%	1.00%	-	39.18%	38.90%
2008	1,893	$11.55	$11.32	$ 21,805	0.80%	1.00%	-	(44.80%)	(44.92%)
WFAF - Advantage VT Opportunity
2012	690	$25.87	$25.17	$ 17,787	0.80%	1.00%	0.13%	14.59%	14.36%
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
2009	1,078	$19.62	$19.20	$ 21,088	0.80%	1.00%	-	46.55%	46.26%
2008	1,267	$13.39	$13.13	$ 16,902	0.80%	1.00%	1.91%	(40.58%)	(40.70%)
CST - U.S. Equity Flex I
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
2009	1,429	$9.41	$9.21	$ 13,407	0.80%	1.00%	1.13%	23.67%	23.42%
2008	1,762	$7.61	$7.46	$ 13,371	0.80%	1.00%	0.08%	(35.12%)	(35.26%)
CST - International Equity Flex I
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	1,792	$6.12	$9.68	$ 16,462	0.25%	1.00%	1.78%	(41.18%)	(41.63%)
CST - International Equity Flex II
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	741	$7.29	$7.15	$ 5,390	0.80%	1.00%	1.71%	(47.18%)	(47.29%)
CST - International Equity Flex III
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%
2009	2,174	$10.10	$10.10	$ 21,955	0.25%	1.00%	-	51.24%	50.10% (d)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2012	11,474	$11.49	$14.97	$ 171,550	0.10%	1.00%	2.96%	22.22%	21.11%
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
2009	11,354	$20.22	$12.47	$ 146,840	0.25%	1.00%	4.26%	69.81%	68.53%
2008	7,385	$7.55	$7.40	$ 55,353	0.25%	1.00%	2.06%	(48.72%)	(49.11%)
SAI - Mid Cap Value
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	419	$6.02	$6.00	$ 2,525	0.80%	1.00%	3.10%	(35.66%)	(35.79%)
SAI - Mid Cap Value Investor Class
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	351	$6.06	$6.06	$ 2,128	0.25%	0.25%	1.22%	(35.42%)	(35.42%)
SAI - Small Cap Blend
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	534	$5.59	$5.57	$ 2,986	0.80%	1.00%	0.79%	(38.91%)	(39.03%)
SAI - Small Cap Blend Investor Class
2012	-	-	-	$ -	-	-	-	-	-
2011	-	-	-	$ -	-	-	-	-	-
2010	-	-	-	$ -	-	-	-	-	-
2009	-	-	-	$ -	-	-	-	-	-
2008	649	$5.63	$5.63	$ 3,654	0.25%	0.25%	0.18%	(38.69%)	(38.69%)
PVIT- Commodity Real Return (a)
2012	1,683	$10.22	$10.15	$ 17,177	0.10%	1.00%	7.69%	2.06%	1.37%
PVIT- Low Duration
2012	51,537	$10.77	$11.08	$ 574,142	0.10%	1.00%	1.90%	5.75%	4.79%
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
2009	13,286	$10.15	$10.14	$ 134,906	0.25%	1.00%	0.58%	1.12%	1.09% (c)
PVIT- Real Return
2012	43,972	$12.13	$13.09	$ 569,998	0.10%	1.00%	6.92%	8.65%	7.66%
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
2009	6,790	$10.29	$10.27	$ 69,878	0.25%	1.00%	0.97%	2.05%	2.02% (c)
PVIT- Total Return
2012	73,122	$11.32	$12.04	$ 877,470	0.10%	1.00%	4.76%	9.48%	8.49%
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
2009	15,137	$10.13	$10.11	$ 153,343	0.25%	1.00%	0.44%	0.65%	0.62% (c)
Blackrock- Global Allocation V.I. (a)
2012	4,498	$10.18	$10.11	$ 45,762	0.10%	1.00%	3.07%	2.86%	2.26%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP- Global Bond Securities (a)
2012	5,305	$10.80	$10.72	$ 57,214	0.10%	1.00%	2.60%	7.96%	7.22%
FTVIP- U.S. Government (a)
2012	4,715	$10.16	$10.09	$ 47,837	0.10%	1.00%	1.61%	1.08%	0.49%

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on September 30, 2009.

(d) These portfolios commenced operations on December 11, 2009.

(e) These portfolios commenced operations on May 1, 2008.

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no events have occurred that would require disclosure.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the mutual funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 17, 2013

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0213
1.540223.115

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

(1) The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

(2) Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2012.

(3) Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2012.

(4) Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 2012 and 2011.

(5) Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Account I.

(6) Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2012 and 2011.

(7) Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011 and 2010.

(8) Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011 and 2010.

(9) Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2012, 2011 and 2010.

(9) Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

(10) There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I (Note 1)

(2) Custody Agreement - Not Applicable

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule (Note 1)

(4) (a) Specimen Variable Annuity Contract (Note 2)

(b) Endorsement for Qualified Contracts (Note 2)

(5) (a) Application for Variable Annuity Contract (Note 2)

(6) Certification of Incorporation and By-laws

(a) Articles of Domestication (Incorporation) of Fidelity Investments Life. (Note 1)

(b) Amended Bylaws of Fidelity Investments Life (Note 2)

(7) Form of Reinsurance Agreement - Not Applicable

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea filed herewith as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit 10

(11) Not Applicable

(12) Not Applicable

(13) Not Applicable

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 9)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 9)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"). (Note 5)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 5)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 7)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 7)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 8)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Adviser") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 10)

(k) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 11)

(15) Powers of Attorney

(a) Power of Attorney for Jon J. Skillman (Note 12)

(b) Power of Attorney for Miles Mei (Note 12)

(c) Power of Attorney for William R. Ebsworth (Note 12)

(d) Power of Attorney for Kathleen A. Murphy (Note 12)

(e) Power of Attorney for Rodney R. Rohda (Note 12)

(f) Power of Attorney for Roger T. Servison (Note 12)

(g) Power of Attorney for Cyrus Taraporevala is filed here within

(Note 1) Incorporated by reference from Post-Effective Amendment No. 11 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed April 25, 1997.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed on September 25, 2003.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 10 to Registration Statement 33-24400 filed on April 26, 1996.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement 33-54926 filed April 25, 1997.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 12 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I, filed August 29, 1997.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 16 to this Registration Statement filed on January 25, 1999.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 13 to Registration Statement No. 33-24400 filed on April 29, 1998.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 18 to Registration Statement No. 33-24400 filed on April 24, 2000.

(Note 9) Incorporated by reference from an initial Registration Statement on Form N-4, Reg. No. 33-16966, on behalf of Fidelity Investments Variable Annuity Account I, filed on December 1, 2004.

(Note 10) Incorporated by reference from Post-Effective Amendment No. 26 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(Note 11) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 12) Incorporated by reference from Post-Effective Amendment No. 21 to Registration Statement on Form N-4, Reg. No. 33-54926, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

CYRUS TARAPOREVALA, Director & President

WILLIAM R. EBSWORTH, Director

KATHLEEN M. GRAVELINE, Director

PETER G. JOHANNSEN, Director

MALCOLM MACKAY, Director

KATHLEEN A. MURPHY, Director

RODNEY R. ROHDA, Director

ROGER T. SERVISON, Director

JON J. SKILLMAN, Director

FLOYD L. SMITH, Director

Executive Officers Who Are Not Directors of Fidelity Investments Life

Robert J. Cummings	\\\\\\\\\\\\\\\\\\\\\\\	Senior Vice President, Client Services and Sales
David A. Golino		Senior Vice President and Chief Financial Officer
Brett Wollam		Senior Vice President, Marketing
William J. Johnson Jr.		Executive Vice President, Investment Product Development and Risk Management and Actuary
Earl F. Martin		Appointed Actuary
Maryann P. Crews		Illustration Actuary
Brian N. Leary		Consumer Services Officer and Chief Compliance Officer
Miles Mei		Treasurer
Ed Cady		Vice President, Systems and Technology
Edward M. Shea		Vice President, General Counsel and Secretary
Felicia F. Tierney		Vice President, Human Resources

The Address for each person named in Item 25 is 100 Salem Street, Smithfield, Rhode Island 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2013 there were 11,007 Qualified Contracts and 2,461 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own directors' and officers' liability reimbursement contracts (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life.

Utah Revised Business Corporation Act Section 16-10a-902 et seq. provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of FILI's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	James C. Burton	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Michael Durbin		Director
	Jeffrey Lagarce		Director
	Kathleen Murphy		Director
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	Charles M. Morgan		Assistant Treasurer
	Norman Ashkenas		Chief Compliance Officer
	David Forman		Secretary and Chief Legal Officer
	Peter D. Stahl		Assistant Secretary
	Susan Sturdy		Assistant Secretary
	Jim Smith		Senior Vice President, Real Estate

The Address for each person named in Item 29(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c) $0.00

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, Rhode Island 02917.

Item 31. Management Service Not Applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investments Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investments Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 25 to the Registration Statement to be signed on its behalf in the town of Smithfield and the state of Rhode Island, on this 29th day of April, 2013.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/Edward M. Shea
	Cyrus Taraporevala President		Edward M. Shea, Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2013.

Signature	Title
)
/s/ *		)
Cyrus Taraporevala	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)By:	/s/Edward M. Shea
		)	Edward M. Shea
/s/ *		)	(Attorney-in-Fact)*
William R. Ebsworth	Director	)
)
/s/ *		)
Kathleen A. Murphy	Director	)
)
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)